UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08282

Loomis Sayles Funds I

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of June 30, 2016 (Unaudited)

Loomis Sayles Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 85.0% of Net Assets

Non-Convertible Bonds – 77.3%

	ABS Other – 0.4%
$ 30,184,741	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(b)(c)	$30,079,094
17,534,546	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(c)(d)	13,501,601
6,735,683	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(c)(d)	4,176,124
32,585,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(c)(d)(e)	4,561,900
15,130,565	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(b)(c)	14,604,284

		66,923,003

	Aerospace & Defense – 1.2%
36,735,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	31,408,425
100,000	Bombardier, Inc., 6.125%, 1/15/2023, 144A	85,250
1,510,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	1,008,069
13,664,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	10,794,560
275,000	Meccanica Holdings USA, Inc., 6.250%, 7/15/2019	297,688
24,903,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	23,222,047
25,480,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	26,690,300
770,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039	806,575
6,995,000	Textron Financial Corp., (fixed rate to 2/15/2017, variable rate thereafter), 6.000%, 2/15/2067, 144A	4,266,950
23,658,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	35,518,778
25,941,000	TransDigm, Inc., 6.500%, 7/15/2024	26,314,032
25,085,000	TransDigm, Inc., 6.500%, 5/15/2025	25,147,712

		185,560,386

	Airlines – 2.1%
24,305,000	Air Canada, 7.625%, 10/01/2019, 144A, (CAD)	19,635,701
184,031,000	American Airlines Group, Inc., 5.500%, 10/01/2019, 144A	182,190,690
3,810,842	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	3,949,442
32,465,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	34,169,412
112,294	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	113,978

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Airlines – continued
$ 120,297	Continental Airlines Pass Through Trust, Series 1999-2, Class B, 7.566%, 9/15/2021	$120,670
940,894	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	987,939
4,116,496	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/11/2021	4,379,952
356,647	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	366,455
6,518,972	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	6,874,126
298,830	US Airways Pass Through Trust, Series 2011-1B, Class B, 9.750%, 4/22/2020	331,935
56,320,000	Virgin Australia Holdings Ltd., 8.500%, 11/15/2019, 144A	58,291,200
5,817,015	Virgin Australia Pass Through Trust, Series 2013-1B, 6.000%, 4/23/2022, 144A	5,918,813
8,898,434	Virgin Australia Pass Through Trust, Series 2013-1C, 7.125%, 10/23/2018, 144A	8,898,434

		326,228,747

	Automotive – 0.4%
3,172,000	Cummins, Inc., 6.750%, 2/15/2027	4,016,523
2,611,000	Ford Motor Co., 6.500%, 8/01/2018	2,872,168
1,560,000	Ford Motor Co., 6.625%, 2/15/2028	1,834,279
1,580,000	Ford Motor Co., 7.500%, 8/01/2026	1,995,467
37,875,000	General Motors Financial Co., Inc., 4.375%, 9/25/2021	39,967,556
6,201,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	6,728,085
9,660,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	9,225,300

		66,639,378

	Banking – 6.9%
59,285,000	Bank of America Corp., MTN, 3.300%, 1/11/2023	61,012,980
35,000	Bank of America Corp., Series K, (fixed rate to 1/30/2018, variable rate thereafter), 8.000%(f)	34,781
54,910,000	Bank of Nova Scotia, 2.130%, 6/15/2020, (CAD)	43,459,632
16,525,000	Bank of Nova Scotia, 2.462%, 3/14/2019, (CAD)	13,139,802
27,100,000	BNP Paribas S.A., (fixed rate to 10/23/2017, variable rate thereafter), 7.436%, (GBP)(f)	37,519,936
22,200,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 144A(f)	23,976,000
7,340,000	Citigroup, Inc., 4.500%, 1/14/2022	8,113,225
52,380,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	39,031,021

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
39,930,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	$29,291,142
16,780,000	Cooperatieve Rabobank UA, 3.875%, 2/08/2022	18,229,809
4,045,000	Cooperatieve Rabobank UA, 3.950%, 11/09/2022	4,183,262
27,405,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	22,341,030
4,065,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	4,521,577
26,445,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	24,210,318
69,375,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	50,463,408
1,600,000	Merrill Lynch & Co., Inc., EMTN, 0.287%, 9/14/2018, (EUR)(g)	1,751,327
3,600,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	4,189,536
42,630,000	Morgan Stanley, 2.500%, 1/24/2019	43,491,510
6,600,000	Morgan Stanley, 3.750%, 2/25/2023	6,990,555
47,205,000	Morgan Stanley, 4.350%, 9/08/2026	49,381,953
53,595,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	41,398,722
75,000,000	Morgan Stanley, 5.000%, 9/30/2021, (AUD)	60,475,134
152,340,000	Morgan Stanley, 7.600%, 8/08/2017, (NZD)	113,251,263
150,195,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	116,859,319
1,400,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	1,913,921
139,740,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	144,891,096
15,000,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	18,861,150
68,800,000	Morgan Stanley, Series MPLE, 3.125%, 8/05/2021, (CAD)	55,251,414
2,250,000	National Australia Bank Ltd., 5.000%, 3/11/2024, (AUD)	1,915,214
6,000,000	Societe Generale S.A., EMTN, (fixed rate to 6/16/2018, variable rate thereafter), 8.875%, (GBP)(f)	8,588,316
2,800,000	Societe Generale S.A., MTN, 5.200%, 4/15/2021, 144A	3,202,844

		1,051,941,197

	Brokerage – 1.0%
5,996,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	5,156,560
29,995,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.500%, 4/15/2021, 144A	26,931,011
19,787,000	Jefferies Group LLC, 5.125%, 4/13/2018	20,696,212

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Brokerage – continued
$ 51,270,000	Jefferies Group LLC, 5.125%, 1/20/2023	$53,859,648
29,470,000	Jefferies Group LLC, 6.250%, 1/15/2036	29,633,647
22,428,000	Jefferies Group LLC, 6.450%, 6/08/2027	24,913,942

		161,191,020

	Building Materials – 0.6%
15,670,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	14,416,400
15,272,000	Masco Corp., 6.500%, 8/15/2032	16,302,860
16,492,000	Masco Corp., 7.125%, 3/15/2020	18,990,538
9,733,000	Masco Corp., 7.750%, 8/01/2029	11,499,423
214,000	Owens Corning, 6.500%, 12/01/2016	217,019
27,295,000	Owens Corning, 7.000%, 12/01/2036	33,301,319
2,395,000	Titan Global Finance PLC, EMTN, 4.250%, 7/10/2019, (EUR)	2,705,426

		97,432,985

	Cable Satellite – 0.4%
965,000	DISH DBS Corp., 5.000%, 3/15/2023	878,150
1,105,000	DISH DBS Corp., 5.875%, 11/15/2024	1,027,650
37,585,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	32,145,437
6,190,000	Time Warner Cable, Inc., 4.500%, 9/15/2042	5,765,651
535,000	Time Warner Cable, Inc., 5.875%, 11/15/2040	582,608
15,800,000	Videotron Ltd., 5.625%, 6/15/2025, 144A, (CAD)	12,443,593
2,907,000	Virgin Media Finance PLC, 6.000%, 10/15/2024, 144A	2,852,494

		55,695,583

	Chemicals – 2.4%
123,840,000	Chemours Co. (The), 6.625%, 5/15/2023	105,264,000
23,615,000	Chemours Co. (The), 7.000%, 5/15/2025	19,807,081
56,305,000	Consolidated Energy Finance S.A., 6.750%, 10/15/2019, 144A	52,926,700
20,000,000	Eco Services Operations LLC/Eco Finance Corp., 8.500%, 11/01/2022, 144A	20,000,000
23,289,000	Hercules, Inc., 6.500%, 6/30/2029	19,155,202
33,969,000	Hexion, Inc., 7.875%, 2/15/2023(c)(d)	8,492,250

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Chemicals – continued
$ 4,955,000	Hexion, Inc., 8.875%, 2/01/2018	$4,298,462
11,305,000	Hexion, Inc., 9.200%, 3/15/2021(c)(d)	3,165,400
3,390,000	Hexion, Inc./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	2,292,488
119,535,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	116,546,625
6,795,000	Methanex Corp., 5.250%, 3/01/2022	6,953,521
2,305,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	1,803,663

		360,705,392

	Construction Machinery – 0.2%
1,975,000	Joy Global, Inc., 6.625%, 11/15/2036	1,547,906
27,030,000	Toro Co., 6.625%, 5/01/2037(b)(c)	32,564,339

		34,112,245

	Consumer Cyclical Services – 0.1%
1,000,000	ServiceMaster Co. LLC (The), 7.100%, 3/01/2018	1,035,000
8,919,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	9,164,272

		10,199,272

	Consumer Products – 0.1%
15,036,000	Avon Products, Inc., 8.700%, 3/15/2043	10,976,280

	Diversified Manufacturing – 0.0%
225,000	Amsted Industries, Inc., 5.000%, 3/15/2022, 144A	225,000

	Electric – 1.8%
3,075,000	AES Corp. (The), 4.875%, 5/15/2023	3,036,563
3,575,000	AES Corp. (The), 5.500%, 4/15/2025	3,588,406
57,488,008	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	59,209,084
66,179,285	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034	65,135,638
1,801,497	CE Generation LLC, 7.416%, 12/15/2018	1,666,385
4,255,000	DPL, Inc., 6.750%, 10/01/2019	4,318,825
12,250,000	Dynegy, Inc., 7.375%, 11/01/2022	11,821,250
69,835,000	Dynegy, Inc., 7.625%, 11/01/2024	67,041,600
44,287,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	45,686,469

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Electric – continued
$ 8,663,000	Empresa Nacional de Electricidad S.A., 7.875%, 2/01/2027	$10,695,132
642,336	Red Oak Power LLC, Series A, 8.540%, 11/30/2019	642,336
65,293	Salton Sea Funding Corp., Series F, 7.475%, 11/30/2018	64,824

		272,906,512

	Finance Companies – 5.2%
3,100,000	AGFC Capital Trust I, (fixed rate to 1/15/2017, variable rate thereafter), 6.000%, 1/15/2067, 144A	1,426,000
64,245,000	General Electric Co., GMTN, 4.250%, 1/17/2018, (NZD)	46,546,433
89,985,000	General Electric Co., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	64,753,657
45,800,000	General Electric Co., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	33,126,681
11,695,000	General Electric Co., Series A, MTN, 0.928%, 5/13/2024(g)	10,844,306
19,330,000	iStar, Inc., 4.875%, 7/01/2018	18,653,450
20,395,000	iStar, Inc., 5.000%, 7/01/2019	19,018,337
34,525,000	iStar, Inc., 5.850%, 3/15/2017	34,956,562
1,890,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	1,691,550
30,220,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	30,597,750
2,830,000	Navient Corp., 5.875%, 10/25/2024	2,419,650
68,000,000	Navient Corp., MTN, 6.125%, 3/25/2024	59,670,000
34,415,000	Navient LLC, 4.875%, 6/17/2019	33,210,475
27,420,000	Navient LLC, 5.500%, 1/25/2023	24,061,050
150,996(††)	Navient LLC, 6.000%, 12/15/2043	3,119,074
11,663,000	Navient LLC, MTN, 5.500%, 1/15/2019	11,685,160
8,000,000	Navient LLC, MTN, 7.250%, 1/25/2022	7,620,000
3,355,000	Navient LLC, MTN, 8.000%, 3/25/2020	3,428,407
23,623,000	Navient LLC, Series A, MTN, 5.000%, 6/15/2018	23,504,885
51,024,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033(b)(c)	35,844,360
400,000	Oxford Finance LLC/Oxford Finance Co-Issuer, Inc., 7.250%, 1/15/2018, 144A	396,500
74,340,000	Springleaf Finance Corp., 5.250%, 12/15/2019	69,229,125
190,536,000	Springleaf Finance Corp., 7.750%, 10/01/2021	183,390,900

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Finance Companies – continued
$ 77,845,000	Springleaf Finance Corp., 8.250%, 10/01/2023	$73,952,750

		793,147,062

	Food & Beverage – 0.0%
1,500,000	Fonterra Co-operative Group Ltd., MTN, 4.500%, 6/30/2021, (AUD)	1,176,198

	Government Owned - No Guarantee – 0.5%
28,720,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	30,403,911
31,880,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	25,892,936
24,335,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	17,277,850

		73,574,697

	Healthcare – 2.1%
3,240,000	BioScrip, Inc., 8.875%, 2/15/2021	2,997,000
27,204,000	HCA, Inc., 7.050%, 12/01/2027	27,612,060
26,148,000	HCA, Inc., 7.500%, 12/15/2023	27,455,400
27,545,000	HCA, Inc., 7.500%, 11/06/2033	29,318,209
65,936,000	HCA, Inc., 7.690%, 6/15/2025	70,551,520
45,324,000	HCA, Inc., 8.360%, 4/15/2024	51,216,120
21,924,000	HCA, Inc., MTN, 7.580%, 9/15/2025	23,239,440
12,446,000	HCA, Inc., MTN, 7.750%, 7/15/2036	12,943,840
335,000	Kindred Healthcare, Inc., 8.000%, 1/15/2020	333,325
915,000	Kindred Healthcare, Inc., 8.750%, 1/15/2023	902,995
1,430,000	Tenet Healthcare Corp., 4.375%, 10/01/2021	1,419,275
1,050,000	Tenet Healthcare Corp., 4.500%, 4/01/2021	1,057,875
13,068,000	Tenet Healthcare Corp., 5.000%, 3/01/2019	12,643,290
37,850,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	36,241,375
34,198,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	27,572,138
690,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	701,813

		326,205,675

	Home Construction – 0.8%
7,385,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	6,037,238

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Home Construction – continued
$ 16,729,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(b)(c)	$12,044,880
45,718,000	K. Hovnanian Enterprises, Inc., 8.000%, 11/01/2019, 144A	31,316,830
55,355,000	PulteGroup, Inc., 6.000%, 2/15/2035	55,078,225
13,360,000	TRI Pointe Holdings, Inc./TRI Pointe Group, Inc., 4.375%, 6/15/2019	13,426,800
245,000	TRI Pointe Holdings, Inc./TRI Pointe Group, Inc., 5.875%, 6/15/2024	248,981

		118,152,954

	Independent Energy – 1.6%
1,190,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024	1,163,154
2,770,000	Anadarko Petroleum Corp., 4.500%, 7/15/2044	2,544,057
7,440,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	6,231,000
6,507,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	5,238,135
15,760,000	Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A	10,283,400
345,000	Bonanza Creek Energy, Inc., 5.750%, 2/01/2023	138,863
140,000	Bonanza Creek Energy, Inc., 6.750%, 4/15/2021	57,400
6,516,000	California Resources Corp., 5.000%, 1/15/2020	3,437,190
107,676,000	California Resources Corp., 5.500%, 9/15/2021	54,376,380
16,169,000	California Resources Corp., 6.000%, 11/15/2024	7,922,810
1,835,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	1,165,225
15,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	10,538
1,940,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	1,348,300
8,471,000	Continental Resources, Inc., 3.800%, 6/01/2024	7,390,947
1,597,000	Continental Resources, Inc., 4.500%, 4/15/2023	1,489,203
1,775,000	EQT Corp., 8.125%, 6/01/2019	1,955,505
710,000	Halcon Resources Corp., 8.875%, 5/15/2021(e)	142,000
7,470,000	Halcon Resources Corp., 9.250%, 2/15/2022(e)	1,568,700
3,375,000	Halcon Resources Corp., 9.750%, 7/15/2020(e)	767,813
145,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	107,300
95,000	MEG Energy Corp., 6.500%, 3/15/2021, 144A	73,625

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$ 235,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	$180,950
370,000	Noble Energy, Inc., 5.625%, 5/01/2021	386,017
4,855,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	4,418,050
3,860,000	Oasis Petroleum, Inc., 7.250%, 2/01/2019	3,695,950
280,000	Pan American Energy LLC/Argentine Branch, 7.875%, 5/07/2021, 144A	286,300
4,270,000	QEP Resources, Inc., 5.250%, 5/01/2023	3,928,400
8,150,000	QEP Resources, Inc., 6.875%, 3/01/2021	8,231,500
15,445,000	Rex Energy Corp., (Step to 8.000% on 10/01/2017), 1.000%, 10/01/2020, 144A(h)	3,320,675
9,500,000	Rice Energy, Inc., 6.250%, 5/01/2022	9,428,750
8,579,000	RSP Permian, Inc., 6.625%, 10/01/2022	8,836,370
23,125,000	Sanchez Energy Corp., 6.125%, 1/15/2023	17,864,062
12,420,000	Sanchez Energy Corp., 7.750%, 6/15/2021	10,525,950
90,000	SM Energy Co., 5.000%, 1/15/2024	76,950
20,982,000	SM Energy Co., 6.125%, 11/15/2022	19,277,212
3,205,000	Ultra Petroleum Corp., 5.750%, 12/15/2018, 144A(i)	2,155,362
58,750,000	Ultra Petroleum Corp., 6.125%, 10/01/2024, 144A(i)	41,271,875
2,845,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	2,567,612
1,965,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	1,756,219

		245,619,749

	Industrial Other – 0.1%
8,380,000	Broadspectrum Ltd., 8.375%, 5/15/2020, 144A	8,945,650
160,000	Cleaver-Brooks, Inc., 8.750%, 12/15/2019, 144A	158,800

		9,104,450

	Integrated Energy – 0.0%
2,155,000	Pacific Exploration and Production Corp., 5.125%, 3/28/2023, 144A(i)	398,675
1,250,000	Pacific Exploration and Production Corp., 5.625%, 1/19/2025, 144A(i)	231,250

		629,925

	Life Insurance – 2.1%
6,212,000	American International Group, Inc., 4.875%, 6/01/2022	6,920,330

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Life Insurance – continued
$ 97,930,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(f)	$102,601,261
1,185,000	AXA S.A., EMTN, (fixed rate to 10/16/2019, variable rate thereafter), 6.772%, (GBP)(f)	1,624,099
15,000,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A(b)(c)	16,427,445
5,760,000	Genworth Holdings, Inc., 4.800%, 2/15/2024	4,305,600
31,605,000	Genworth Holdings, Inc., 4.900%, 8/15/2023	23,782,763
2,030,000	MetLife Capital Trust X, 9.250%, 4/08/2068, 144A	2,785,795
10,175,000	MetLife, Inc., 10.750%, 8/01/2069	15,817,038
57,985,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	75,277,925
38,476,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(b)(c)	58,975,897
12,950,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(b)(c)	15,409,088
4,200,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	5,038,727

		328,965,968

	Local Authorities – 1.5%
38,490,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	30,055,506
99,500,000	New South Wales Treasury Corp., 4.000%, 4/08/2021, (AUD)	81,542,771
142,855,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	113,652,040
1,507,000	Ontario Hydro, Zero Coupon, 11/27/2020, (CAD)	1,094,857
1,397,530	Province of Alberta, 5.930%, 9/16/2016, (CAD)	1,092,528
1,490,000	Province of Ontario Canada, 2.100%, 9/08/2018, (CAD)	1,183,915

		228,621,617

	Media Entertainment – 0.8%
164,410,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	7,781,291
1,595,000	iHeartCommunications, Inc., 9.000%, 3/01/2021	1,124,475
66,650,000	iHeartCommunications, Inc., 9.000%, 9/15/2022	45,655,250
34,725,000	R.R. Donnelley & Sons Co., 6.000%, 4/01/2024	30,883,720
3,610,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	3,357,300
26,090,000	R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	25,568,200
3,335,000	R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	3,451,725

		117,821,961

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Metals & Mining – 2.1%
$ 8,456,540	1839688 Alberta ULC, PIK, 14.000%, 2/13/2020(b)(c)(i)(j)	$846
155,000	AK Steel Corp., 7.625%, 5/15/2020	148,025
3,000,000	AK Steel Corp., 7.625%, 10/01/2021	2,722,500
13,492,000	Alcoa, Inc., 5.870%, 2/23/2022	14,101,838
11,795,000	Alcoa, Inc., 5.900%, 2/01/2027	11,971,925
2,050,000	Alcoa, Inc., 5.950%, 2/01/2037	1,916,750
6,490,000	Alcoa, Inc., 6.750%, 1/15/2028	6,684,700
35,180,000	ArcelorMittal, 7.750%, 3/01/2041	33,508,950
3,635,000	ArcelorMittal, 8.000%, 10/15/2039	3,525,950
3,950,000	Barrick Gold Corp., 5.800%, 11/15/2034	4,013,769
23,735,000	Barrick North America Finance LLC, 5.750%, 5/01/2043	25,773,457
28,838,000	Cliffs Natural Resources, Inc., 8.000%, 9/30/2020, 144A	24,368,110
34,330,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A(b)(c)(i)	6,265,225
100,000	First Quantum Minerals Ltd., 7.000%, 2/15/2021, 144A	80,375
16,650,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	12,862,125
975,000	Hecla Mining Co., 6.875%, 5/01/2021	933,563
19,310,000	Lundin Mining Corp., 7.500%, 11/01/2020, 144A	19,696,200
66,920,000	Lundin Mining Corp., 7.875%, 11/01/2022, 144A	68,425,700
6,500,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	5,265,000
11,965,000	Russel Metals, Inc., 6.000%, 4/19/2022, 144A, (CAD)	9,168,582
15,555,000	United States Steel Corp., 6.650%, 6/01/2037	10,421,850
8,015,000	United States Steel Corp., 6.875%, 4/01/2021	6,953,012
38,460,000	United States Steel Corp., 7.500%, 3/15/2022	33,640,462
10,540,000	Worthington Industries, Inc., 6.500%, 4/15/2020	11,668,307

		314,117,221

	Midstream – 0.7%
755,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022, 144A	715,362
9,050,000	DCP Midstream LLC, 6.450%, 11/03/2036, 144A	7,918,750

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Midstream – continued
$ 7,500,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	$8,466,000
310,000	Gibson Energy, Inc., 5.375%, 7/15/2022, 144A, (CAD)	224,051
31,400,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	34,527,503
205,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	198,850
26,020,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	26,673,857
7,325,000	Regency Energy Partners LP/Regency Energy Finance Corp., 4.500%, 11/01/2023	7,150,753
1,455,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	1,492,975
5,556,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/2019	5,500,440
4,258,532	Transportadora de Gas del Sur S.A., 9.625%, 5/14/2020, 144A	4,514,043
18,753,000	Williams Partners LP, 3.350%, 8/15/2022	17,123,421

		114,506,005

	Mortgage Related – 0.0%
55,019	FHLMC, 5.000%, 12/01/2031	61,433

	Natural Gas – 0.2%
4,130,000	NiSource Finance Corp., 6.125%, 3/01/2022	4,914,589
21,041,000	NiSource Finance Corp., 6.400%, 3/15/2018	22,776,188
1,235,000	NiSource Finance Corp., 6.800%, 1/15/2019	1,388,766

		29,079,543

	Non-Agency Commercial Mortgage-Backed Securities – 0.4%
11,160,000	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.988%, 8/10/2045(g)	10,076,363
16,272,062	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	12,506,546
38,534,458	Motel 6 Trust, Series 2015-M6MZ, Class M, 8.230%, 2/05/2020, 144A(b)(c)	37,790,743

		60,373,652

	Oil Field Services – 0.8%
485,000	Basic Energy Services, Inc., 7.750%, 10/15/2022	184,300
14,585,000	FTS International, Inc., 6.250%, 5/01/2022	5,688,150
8,997,000	Global Marine, Inc., 7.000%, 6/01/2028	6,027,990
15,000,000	Nabors Industries, Inc., 5.100%, 9/15/2023	13,360,020
29,512,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A(b)(c)(i)	8,853,600

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Oil Field Services – continued
$ 47,072,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A(b)(c)(i)	$14,121,600
10,000	Precision Drilling Corp., 5.250%, 11/15/2024	8,000
10,000	Precision Drilling Corp., 6.500%, 12/15/2021	8,975
20,000	Precision Drilling Corp., 6.625%, 11/15/2020	18,150
23,050,000	Rowan Cos., Inc., 7.875%, 8/01/2019	23,741,500
10,432,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019, 144A	573,760
1,180,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019	64,900
51,710,000	Transocean, Inc., 5.050%, 10/15/2022	36,584,825
1,900,000	Transocean, Inc., 6.500%, 11/15/2020	1,688,530
1,670,000	Transocean, Inc., 6.800%, 3/15/2038	1,089,675
6,530,000	Transocean, Inc., 8.125%, 12/15/2021	5,517,850

		117,531,825

	Packaging – 0.1%
10,351,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 8.250%, 2/15/2021	10,828,388
1,705,000	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 5/01/2022, 144A	1,630,406

		12,458,794

	Paper – 1.0%
47,365,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	68,601,666
9,625,000	International Paper Co., 8.700%, 6/15/2038	13,991,372
8,214,000	WestRock MWV LLC, 7.950%, 2/15/2031	10,961,452
29,028,000	WestRock MWV LLC, 8.200%, 1/15/2030	38,967,477
4,127,000	Weyerhaeuser Co., 6.950%, 10/01/2027	5,218,018
14,035,000	Weyerhaeuser Co., 7.375%, 3/15/2032	18,568,319

		156,308,304

	Property & Casualty Insurance – 0.2%
2,000,000	Liberty Mutual Group, Inc., (fixed rate to 3/15/2017, variable rate thereafter), 7.000%, 3/07/2067, 144A	1,680,000
13,985,000	MBIA Insurance Corp., 11.888%, 1/15/2033, 144A(e)(g)	5,174,450
80,000	MBIA Insurance Corp., 11.888%, 1/15/2033(e)(g)	29,600

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Property & Casualty Insurance – continued
$ 3,353,000	Old Republic International Corp., 4.875%, 10/01/2024	$3,581,430
12,080,000	Sirius International Group, 6.375%, 3/20/2017, 144A	12,346,884
1,140,000	Sirius International Group, (fixed rate to 6/30/2017, variable rate thereafter), 7.506%, 144A(f)	1,144,275
6,575,000	XLIT Ltd., 6.250%, 5/15/2027	7,911,513

		31,868,152

	Railroads – 0.1%
7,944,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(b)(c)	7,770,344
63,300	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(b)(c)	63,159

		7,833,503

	Real Estate Operations/Development – 0.1%
7,750,000	First Industrial LP, 5.950%, 5/15/2017	8,030,100

	Restaurants – 0.0%
1,325,000	Wagamama Finance PLC, 7.875%, 2/01/2020, 144A, (GBP)	1,792,569

	Retailers – 0.7%
4,680,000	Dillard’s, Inc., 7.000%, 12/01/2028	5,180,526
7,182,000	Dillard’s, Inc., 7.750%, 7/15/2026	8,231,290
2,250,000	Dillard’s, Inc., 7.750%, 5/15/2027	2,581,875
9,769,000	Foot Locker, Inc., 8.500%, 1/15/2022	11,551,842
7,675,000	GameStop Corp., 5.500%, 10/01/2019, 144A	7,598,250
36,970,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	27,993,684
3,515,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	2,530,800
14,133,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	15,232,986
9,245,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	11,046,111
815,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	101,875
26,415,000	Toys “R” Us, Inc., 7.375%, 10/15/2018	22,452,750

		114,501,989

	Sovereigns – 0.6%
87,225,000	Portugal Government International Bond, 5.125%, 10/15/2024, 144A	87,199,705

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Sovereigns – continued
$ 440,000	Portugal Government International Bond, 5.125%, 10/15/2024, 144A	$439,872

		87,639,577

	Supermarkets – 1.5%
19,035,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.625%, 6/15/2024, 144A	19,653,638
107,435,000	New Albertson’s, Inc., 7.450%, 8/01/2029	104,211,950
27,027,000	New Albertson’s, Inc., 7.750%, 6/15/2026	25,912,136
23,152,000	New Albertson’s, Inc., 8.000%, 5/01/2031	22,949,420
6,955,000	New Albertson’s, Inc., 8.700%, 5/01/2030	6,955,000
21,208,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	18,875,120
3,585,000	SUPERVALU, Inc., 6.750%, 6/01/2021	3,011,328
35,540,000	SUPERVALU, Inc., 7.750%, 11/15/2022	29,668,792

		231,237,384

	Supranational – 1.2%
18,525,000	European Investment Bank, MTN, 6.000%, 8/06/2020, (AUD)	15,703,162
185,840,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	138,932,172
40,000,000	Inter-American Development Bank, MTN, 6.500%, 8/20/2019, (AUD)	33,768,006

		188,403,340

	Technology – 2.4%
255,000	Advanced Micro Devices, Inc., 7.000%, 7/01/2024	215,475
90,620,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	94,471,350
57,898,000	Amkor Technology, Inc., 6.375%, 10/01/2022	55,726,825
2,630,000	Arrow Electronics, Inc., 6.875%, 6/01/2018	2,836,834
5,645,000	Corning, Inc., 7.250%, 8/15/2036	6,819,973
27,325,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.020%, 6/15/2026, 144A	28,485,957
34,660,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.100%, 7/15/2036, 144A	37,365,144
24,980,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.350%, 7/15/2046, 144A	26,856,223
73,905,000	KLA-Tencor Corp., 4.650%, 11/01/2024	80,621,043
12,970,000	KLA-Tencor Corp., 5.650%, 11/01/2034	13,909,015
4,385,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	4,821,991

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Technology – continued
$ 3,036,000		Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	$3,931,690
8,080,000		Western Digital Corp., 7.375%, 4/01/2023, 144A	8,605,200

			364,666,720

		Transportation Services – 0.2%
20,994,000		APL Ltd., 8.000%, 1/15/2024(b)(c)	13,856,040
6,427,401		Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 1/02/2018(d)	6,539,880
1,986,784		Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(d)(k)	2,031,487
1,959,577		Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 1/02/2018(d)	1,959,577
7,661,700		Atlas Air Pass Through Trust, Series 1999-1, Class C, 8.770%, 7/02/2012(d)(k)	7,891,551
3,242,878		Atlas Air Pass Through Trust, Series 2000-1, Class B, 9.057%, 1/02/2018(d)	3,291,521
14,132		Atlas Air Pass Through Trust, Series 2000-1, Class C, 9.702%, 7/02/2011(d)(k)	14,698

			35,584,754

		Treasuries – 26.8%
597,515,000		Canadian Government, 0.250%, 5/01/2017, (CAD)	461,440,954
545,500,000		Canadian Government, 0.750%, 9/01/2020, (CAD)	425,641,581
913,810,000		Canadian Government, 1.000%, 8/01/2016, (CAD)	707,572,359
254,495,000		Canadian Government, 1.250%, 9/01/2018, (CAD)	200,119,212
157,595,000		Canadian Government, 2.750%, 9/01/2016, (CAD)	122,401,894
6,575,000		Hellenic Republic Government Bond, 3.375%, 7/17/2017, 144A, (EUR)	7,025,573
980,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2024, (EUR)(h)	785,704
2,040,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2035, (EUR)(h)	1,375,222
1,290,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2036, (EUR)(h)	857,772
310,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2037, (EUR)(h)	207,130
3,710,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2038, (EUR)(h)	2,461,986
4,825,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2039, (EUR)(h)	3,180,540
465,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2040, (EUR)(h)	307,298
6,200,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2041, (EUR)(h)	4,096,530
8,357,200	(†††)	Mexican Fixed Rate Bonds, Series M, 5.000%, 6/15/2017, (MXN)	45,962,806

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Treasuries – continued
8,554,600	(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	$48,897,600
4,579,595	(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	28,556,080
10,160,320	(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	62,150,756
39,547,655	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	245,879,207
3,288,446	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	21,659,401
34,470,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	241,756,166
113,749	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	797,781
137,580,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	105,838,938
128,565,000		New Zealand Government Bond, 6.000%, 5/15/2021, (NZD)	108,496,684
83,000,000		New Zealand Government Bond, Series 420, 3.000%, 4/15/2020, (NZD)	61,299,319
764,599,000		Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	105,122,027
1,317,525,000		Norway Government Bond, 4.250%, 5/19/2017, 144A, (NOK)	162,539,330
1,096,778,000		Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	146,156,685
253,010,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	68,681,231
97,345,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	28,485,602
8,742,110,000		Republic of Iceland, 6.000%, 10/13/2016, (ISK)	51,909,921
2,331,740,000		Republic of Iceland, 7.250%, 10/26/2022, (ISK)	14,580,315
5,523,835,000		Republic of Iceland, 8.750%, 2/26/2019, (ISK)	34,856,056
150,000,000		U.S. Treasury Note, 0.500%, 3/31/2017	150,013,200
275,000,000		U.S. Treasury Note, 0.500%, 7/31/2017	274,914,200
150,000,000		U.S. Treasury Note, 0.750%, 1/31/2018	150,404,250

			4,096,431,310

		Wireless – 0.7%
281,500,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	14,750,513
143,600,000		America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	7,755,918
44,104,000		Sprint Capital Corp., 6.875%, 11/15/2028	34,621,640
8,400,000		Sprint Capital Corp., 8.750%, 3/15/2032	7,182,000
27,683,000		Sprint Communications, Inc., 6.000%, 11/15/2022	21,783,753

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wireless – continued
$ 10,853,000	Sprint Corp., 7.125%, 6/15/2024	$8,655,268
11,346,000	Sprint Corp., 7.250%, 9/15/2021	9,672,465

		104,421,557

	Wirelines – 5.2%
75,360,000	AT&T, Inc., 2.625%, 12/01/2022	75,454,426
59,951,000	AT&T, Inc., 3.000%, 2/15/2022	61,138,689
5,790,000	Bell Canada, MTN, 6.550%, 5/01/2029, 144A, (CAD)	5,692,167
3,695,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	3,941,562
10,946,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	10,570,585
95,630,000	CenturyLink, Inc., 6.450%, 6/15/2021	97,183,987
11,005,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	9,134,150
7,255,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	6,112,338
11,795,000	CenturyLink, Inc., Series W, 6.750%, 12/01/2023	11,588,587
1,440,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	1,359,360
11,991,000	Consolidated Communications, Inc., 6.500%, 10/01/2022	10,761,922
8,735,000	Embarq Corp., 7.995%, 6/01/2036	8,745,919
11,505,000	FairPoint Communications, Inc., 8.750%, 8/15/2019, 144A	11,332,425
21,745,000	Frontier Communications Corp., 6.250%, 9/15/2021	20,500,360
24,305,000	Frontier Communications Corp., 6.875%, 1/15/2025	20,401,009
60,000	Frontier Communications Corp., 7.000%, 11/01/2025	48,375
4,035,000	Frontier Communications Corp., 7.875%, 1/15/2027	3,349,050
1,240,000	Frontier Communications Corp., 9.000%, 8/15/2031	1,090,425
1,235,000	Level 3 Financing, Inc., 5.375%, 8/15/2022	1,247,350
305,000	Oi Brasil Holdings Cooperatief UA, 5.750%, 2/10/2022, 144A	46,513
24,165,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	4,022,566
43,231,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	7,292,290
64,382,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	52,149,420
16,040,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	16,360,800

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
$ 41,590,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	$35,393,090
32,321,000	Qwest Corp., 6.875%, 9/15/2033	31,871,706
10,785,000	Qwest Corp., 7.250%, 9/15/2025	11,504,435
785,000	Qwest Corp., 7.250%, 10/15/2035	791,575
63,364,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	60,512,620
32,356,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	32,153,775
4,300,000	Telecom Italia SpA, EMTN, 5.875%, 5/19/2023, (GBP)	6,402,825
1,850,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	2,042,086
2,100,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	2,395,880
4,700,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	7,302,859
18,145,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	28,938,702
45,415,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	36,016,332
27,020,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	23,036,069
73,892,000	Verizon Communications, Inc., 2.450%, 11/01/2022	74,550,378

		792,436,607

	Total Non-Convertible Bonds (Identified Cost $12,827,027,697)	11,813,041,595

Convertible Bonds – 5.8%

	Building Materials – 0.1%
1,015,000	CalAtlantic Group, Inc., 0.250%, 6/01/2019	939,509
415,000	CalAtlantic Group, Inc., 1.250%, 8/01/2032	446,125
14,067,000	KB Home, 1.375%, 2/01/2019	13,433,985

		14,819,619

	Chemicals – 0.1%
5,934,000	RPM International, Inc., 2.250%, 12/15/2020	6,883,440

	Consumer Products – 0.0%
675,000	Iconix Brand Group, Inc., 1.500%, 3/15/2018	545,906

	Diversified Manufacturing – 0.2%
25,202,000	Trinity Industries, Inc., 3.875%, 6/01/2036	27,249,663

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Healthcare – 0.2%
$ 27,720,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(h)	$35,550,900

	Leisure – 0.2%
35,626,000	Rovi Corp., 0.500%, 3/01/2020	33,617,406

	Metals & Mining – 0.0%
2,005,000	TimkenSteel Corp., 6.000%, 6/01/2021	2,109,009

	Midstream – 0.7%
33,110,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	26,653,550
86,709,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	79,989,053

		106,642,603

	Pharmaceuticals – 0.0%
2,107,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	2,340,087
2,929,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	3,386,656

		5,726,743

	Property & Casualty Insurance – 0.4%
47,743,000	Old Republic International Corp., 3.750%, 3/15/2018	60,991,683

	Technology – 3.9%
9,685,000	Brocade Communications Systems, Inc., 1.375%, 1/01/2020	9,503,406
14,865,000	Ciena Corp., 3.750%, 10/15/2018, 144A	17,345,597
4,989,000	Intel Corp., 2.950%, 12/15/2035	6,451,401
316,175,000	Intel Corp., 3.250%, 8/01/2039	513,981,984
1,605,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	2,333,269
7,055,528	Liberty Interactive LLC, 3.500%, 1/15/2031	6,360,227
11,900,000	Nuance Communications, Inc., 1.000%, 12/15/2035, 144A	10,457,125
1,231,000	Nuance Communications, Inc., 1.500%, 11/01/2035	1,189,454
13,345,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021	13,511,812
15,405,000	Viavi Solutions, Inc., 0.625%, 8/15/2033	15,010,247

		596,144,522

	Total Convertible Bonds (Identified Cost $662,624,126)	890,281,494

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Municipals – 1.9%

	District of Columbia – 0.1%
$ 5,610,000	Metropolitan Washington Airports Authority, Series D, 8.000%, 10/01/2047	$7,853,663

	Illinois – 0.6%
69,245,000	State of Illinois, 5.100%, 6/01/2033	66,549,292
24,460,000	State of Illinois, Series B, 5.520%, 4/01/2038	22,782,289

		89,331,581

	Michigan – 0.1%
19,525,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	18,898,052

	Virginia – 0.7%
135,045,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	113,690,334

	Puerto Rico – 0.4%
85,210,000	Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.000%, 7/01/2035(e)	56,771,163

	Total Municipals (Identified Cost $309,298,039)	286,544,793

	Total Bonds and Notes (Identified Cost $13,798,949,862)	12,989,867,882

Senior Loans – 1.6%

	Automotive – 0.1%
9,375,977	IBC Capital Ltd., 1st Lien Term Loan, 4.750%, 9/09/2021(g)	9,032,160
7,744,876	IBC Capital Ltd., 2nd Lien Term Loan, 8.000%, 9/09/2022(b)(c)(g)	6,776,766

		15,808,926

	Chemicals – 0.4%
7,097,704	Emerald Performance Materials LLC, New 1st Lien Term Loan, 4.500%, 8/01/2021(g)	7,044,471
7,953,832	Emerald Performance Materials LLC, New 2nd Lien Term Loan, 7.750%, 8/01/2022(g)	7,754,986
48,235,000	Houghton International, Inc., New 2nd Lien Term Loan, 9.750%, 12/20/2020(g)	47,149,713

		61,949,170

	Consumer Cyclical Services – 0.5%
52,566,875	SourceHov LLC, 2014 1st Lien Term Loan, 7.750%, 10/31/2019(g)	38,192,989
55,750,000	SourceHov LLC, 2014 2nd Lien Term Loan, 11.500%, 4/30/2020(b)(c)(g)	29,686,875

		67,879,864

	Diversified Manufacturing – 0.1%
12,676,891	Ameriforge Group, Inc., 1st Lien Term Loan, 5.000%, 12/19/2019(g)	7,268,042

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued

	Financial Other – 0.1%
$ 16,772,576	DBRS Ltd., Term Loan, 6.250%, 3/04/2022(g)	$16,562,918

	Industrial Other – 0.0%
2,858,558	Eastman Kodak Co., Exit Term Loan, 7.250%, 9/03/2019(g)	2,765,655

	Media Entertainment – 0.0%
11,312,809	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(g)	4,411,996

	Natural Gas – 0.0%
1,804,186	Southcross Holdings Borrower LP, Exit Term Loan B, 3.500%, 4/13/2023(g)	1,515,517

	Oil Field Services – 0.1%
3,109,527	FTS International, Inc., New Term Loan B, 5.750%, 4/16/2021(g)	1,210,508
8,124,988	Paragon Offshore Finance Co., Term Loan B, 5.250%, 7/18/2021(g)(i)	2,031,247
3,811,624	Petroleum Geo-Services ASA, New Term Loan B, 3.250%, 3/19/2021(g)	2,503,779
3,558,623	UTEX Industries, Inc., 2nd Lien Term Loan 2014, 8.250%, 5/22/2022(g)	1,708,139

		7,453,673

	Other Utility – 0.0%
4,525,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(g)	4,389,250

	Retailers – 0.0%
4,572,652	Toys “R” Us Property Co. I LLC, New Term Loan B, 6.000%, 8/21/2019(g)	4,098,239

	Supermarkets – 0.1%
13,308,640	Albertson’s LLC, 2016 Term Loan B4, 4.500%, 8/25/2021(g)	13,280,159

	Technology – 0.1%
5,596,800	Aptean, Inc., 2nd Lien Term Loan, 8.500%, 2/26/2021(g)	5,456,880
7,048,927	IQOR U.S., Inc., 2nd Lien Term Loan, 9.750%, 4/01/2022(b)(c)(g)	4,957,722

		10,414,602

	Transportation Services – 0.0%
4,934,077	OSG Bulk Ships, Inc., OBS Term Loan, 5.250%, 8/05/2019(g)	4,736,714

	Wireless – 0.0%
4,615,385	Asurion LLC, New 2nd Lien Term Loan, 8.500%, 3/03/2021(g)	4,430,770

	Wirelines – 0.1%
19,347,093	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/12/2021(b)(c)(g)	17,702,590

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued

	Wirelines – continued
$ 2,548,975	LTS Buyer LLC, 2nd Lien Term Loan, 8.000%, 4/12/2021(g)	$2,507,554

		20,210,144

	Total Senior Loans (Identified Cost $322,660,488)	247,175,639

Shares
Common Stocks – 8.7%

	Airlines – 0.1%
213,831	United Continental Holdings, Inc.(e)	8,775,624

	Automobiles – 1.8%
21,480,222	Ford Motor Co.	270,006,391

	Containers & Packaging – 0.1%
645,508	Owens-Illinois, Inc.(e)	11,625,599

	Diversified Telecommunication Services – 0.3%
403,884	Hawaiian Telcom Holdco, Inc.(e)	8,558,302
421,481	Level 3 Communications, Inc.(e)	21,702,057
2,657,843	Telefonica S.A., Sponsored ADR	25,196,351

		55,456,710

	Energy Equipment & Services – 0.0%
486,727	Hercules Offshore, Inc.(e)	676,551

	Household Durables – 0.1%
256,311	Newell Brands, Inc.	12,449,025

	Metals & Mining – 0.2%
6,559,672	ArcelorMittal, (Registered) (e)	30,568,071
324,383	Cliffs Natural Resources, Inc.(e)	1,839,252

		32,407,323

	Multi-Utilities – 0.0%
63,091	CMS Energy Corp.	2,893,353

	Oil, Gas & Consumable Fuels – 0.4%
1,033,462	Chesapeake Energy Corp. (e)	4,423,218
868,395	Repsol YPF S.A., Sponsored ADR	11,089,404
231,675	Rex Energy Corp.(e)	153,021
758,315	Royal Dutch Shell PLC, Sponsored ADR	41,874,154
2,021	Southcross Holdings Group LLC(d)(e)	—
2,021	Southcross Holdings LP, Class A(d)(e)	687,140

		58,226,937

	Pharmaceuticals – 1.6%
3,414,069	Bristol-Myers Squibb Co.	251,104,775

	REITs - Diversified – 0.0%
226,669	NexPoint Residential Trust, Inc.	4,125,376

	Semiconductors & Semiconductor Equipment – 4.0%
18,520,348	Intel Corp.	607,467,415

Shares	Description	Value (†)
Common Stocks – continued

	Trading Companies & Distributors – 0.1%
208,780	United Rentals, Inc.(e)	$14,009,138

	Total Common Stocks (Identified Cost $976,672,088)	1,329,224,217

Preferred Stocks – 1.5%

Convertible Preferred Stocks – 1.3%

	Banking – 0.3%
25,823	Bank of America Corp., Series L, 7.250%	30,858,485
12,483	Wells Fargo & Co., Series L, Class A, 7.500%	16,217,914

		47,076,399

	Communications – 0.0%
14,923	Cincinnati Bell, Inc., 6.750%	739,285

	Electric – 0.1%
430,351	AES Trust III, 6.750%	22,404,073

	Energy – 0.1%
325,710	El Paso Energy Capital Trust I, 4.750%	16,379,956

	Metals & Mining – 0.3%
1,182,307	Alcoa, Inc., Series 1, 5.375%	38,862,431

	Midstream – 0.2%
257,387	Chesapeake Energy Corp., 4.500%(e)	6,022,856
476,844	Chesapeake Energy Corp., 5.000%(e)	11,439,487
39,322	Chesapeake Energy Corp., 5.750%, 144A(e)	10,985,584
19,498	Chesapeake Energy Corp., Series A, 5.750%, 144A(e)	5,203,529

		33,651,456

	REITs - Diversified – 0.2%
37,815	Crown Castle International Corp., Series A, 4.500%	4,570,321
382,765	Weyerhaeuser Co., Series A, 6.375%	19,279,873

		23,850,194

	REITs - Health Care – 0.1%
172,150	Welltower, Inc., 6.500%	11,671,770

	REITs - Hotels – 0.0%
231,450	FelCor Lodging Trust, Inc., Series A, 1.950%	5,830,225

Shares	Description	Value (†)
Preferred Stocks – continued

Convertible Preferred Stocks – continued

	REITs - Mortgage – 0.0%
58,431	iStar, Inc., Series J, 4.500%	$2,646,340

	Total Convertible Preferred Stocks (Identified Cost $279,724,899)	203,112,129

Non-Convertible Preferred Stocks – 0.2%

	Banking – 0.0%
6,420	Countrywide Capital IV, 6.750%	165,315

	Electric – 0.0%
2,925	Connecticut Light & Power Co., 1.900%	127,055
100	Entergy Arkansas, Inc., 4.320%	9,763
5,000	Entergy Mississippi, Inc., 4.360%	474,219
665	Entergy New Orleans, Inc., 4.360%	63,507
200	Entergy New Orleans, Inc., 4.750%	19,937
50,100	Southern California Edison Co., 4.780%	1,270,035

		1,964,516

	Finance Companies – 0.1%
67,611	iStar, Inc., Series E, 7.875%	1,546,940
64,123	iStar, Inc., Series F, 7.800%	1,443,409
16,004	iStar, Inc., Series G, 7.650%	358,489
149,767	SLM Corp., Series A, 6.970%	7,346,071

		10,694,909

	Home Construction – 0.0%
52,867	Hovnanian Enterprises, Inc., 7.625%(e)	263,278

	REITs - Office Property – 0.0%
2,318	Highwoods Properties, Inc., Series A, 8.625%	2,917,058

	REITs - Warehouse/Industrials – 0.1%
169,007	ProLogis, Inc., Series Q, 8.540%	11,598,106

	Total Non-Convertible Preferred Stocks (Identified Cost $21,490,615)	27,603,182

	Total Preferred Stocks (Identified Cost $301,215,514)	230,715,311

Closed-End Investment Companies – 0.0%
170,002	NexPoint Credit Strategies Fund (Identified Cost $9,807,937)	3,622,742

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 3.7%
$ 1,958,802	Repurchase Agreement with State Street Bank and Trust Company, dated 6/30/2016 at 0.000% to be repurchased at $1,958,801 on 7/01/2016 collateralized by $1,951,500 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $1,998,023 including accrued interest(l)	$1,958,802
554,962,097	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2016 at 0.030% to be repurchased at $554,962,559 on 7/01/2016 collateralized by $45,000,000 U.S. Treasury Bond, 7.250% due 8/15/2022 valued at $62,550,000; $306,165,000 U.S. Treasury Note, 1.750% due 9/30/2022 valued at $316,880,775; $177,115,000 U.S. Treasury Note, 2.000% due 7/31/2022 valued at $186,634,931 including accrued interest(l)	554,962,097

	Total Short-Term Investments (Identified Cost $556,920,899)	556,920,899

	Total Investments – 100.5% (Identified Cost $15,966,226,788)(a)	15,357,526,690
	Other assets less liabilities – (0.5)%	(70,547,158)

	Net Assets – 100.0%	$15,286,979,532

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been substantiated by the adviser are considered and classified as fair valued securities.

As of June 30, 2016, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$363,794,897	2.4%	$56,313,129	0.4%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2016, the net unrealized depreciation on investments based on a cost of $16,026,016,811 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,259,158,177
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,927,648,298)

Net unrealized depreciation	$(668,490,121)

(b)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2016, the value of these securities amounted to $363,794,897 or 2.4% of net assets.
(c)	Illiquid security.
(d)	Fair valued by the Fund’s adviser. At June 30, 2016, the value of these securities amounted to $56,313,129 or 0.4% of net assets.

(e)	Non-income producing security.
(f)	Perpetual bond with no specified maturity date.
(g)	Variable rate security. Rate as of June 30, 2016 is disclosed.
(h)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(i)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(j)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.
(k)	Maturity has been extended under the terms of a plan of reorganization.
(l)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2016, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the value of Rule 144A holdings amounted to $2,289,559,621 or 15.0% of net assets.
ABS	Asset-Backed Securities
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
GO	General Obligation
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$14,604,284	$52,318,719	(a)	$66,923,003
Airlines	—	317,330,313	8,898,434	(b)	326,228,747
Chemicals	—	349,047,742	11,657,650	(c)	360,705,392
Finance Companies	3,119,074	790,027,988	—		793,147,062
Non-Agency Commercial Mortgage-Backed Securities	—	22,582,909	37,790,743	(b)	60,373,652
Transportation Services	—	13,856,040	21,728,714	(c)	35,584,754
All Other Non-Convertible Bonds*	—	10,170,078,985	—		10,170,078,985

Total Non-Convertible Bonds	3,119,074	11,677,528,261	132,394,260		11,813,041,595

Convertible Bonds*	—	890,281,494	—		890,281,494
Municipals*	—	286,544,793	—		286,544,793

Total Bonds and Notes	3,119,074	12,854,354,548	132,394,260		12,989,867,882

Senior Loans*		247,175,639			247,175,639
Common Stocks
Oil, Gas & Consumable Fuels	57,539,797	—	687,140	(c)	58,226,937
All Other Common Stocks*	1,270,997,280	—	—		1,270,997,280

Total Common Stocks	1,328,537,077	—	687,140		1,329,224,217

Preferred Stocks
Convertible Preferred Stocks
Midstream	6,022,856	16,189,113	11,439,487	(b)	33,651,456
REITs - Mortgage	—	2,646,340	—		2,646,340
All Other Convertible Preferred Stocks*	166,814,333	—	—		166,814,333

Total Convertible Preferred Stocks	172,837,189	18,835,453	11,439,487		203,112,129

Non-Convertible Preferred Stocks
Electric	1,270,035	694,481	—		1,964,516
REITs - Office Property	—	2,917,058	—		2,917,058
REITs - Warehouse/Industrials	—	11,598,106	—		11,598,106
All Other Non-Convertible Preferred Stocks*	11,123,502	—	—		11,123,502
Total Non-Convertible Preferred Stocks	12,393,537	15,209,645	—		27,603,182

Total Preferred Stocks	185,230,726	34,045,098	11,439,487		230,715,311

Closed-End Investment Companies	3,622,742	—	—		3,622,742
Short-Term Investments	—	556,920,899	—		556,920,899

Total	$1,520,509,619	$13,692,496,184	$144,520,887		$15,357,526,690

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(a)	Valued using broker-dealer bid prices ($30,079,094) and fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund ($22,239,625).
(b)	Valued using broker-dealer bid prices of which the inputs are unobservable to the Fund.
(c)	Fair valued by the Fund’s adviser.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2015 and/or June 30, 2016:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2016
Bonds and Notes
Non-Convertible Bonds
ABS Other	$75,947,254	$—	$9,539	$(19,391,696)	$100,564	$(4,346,942)	$—	$—	$52,318,719	$(20,608,993)
Airlines	376,513	—	—	(170,593)	—	(2,474,443)	11,543,470	(376,513)	8,898,434	(170,593)
Chemicals	—	309,836	—	(13,975,744)	—	—	25,323,558	—	11,657,650	(13,975,744)
Metals & Mining	2,706,093	—	—	—	—	—	—	(2,706,093)	—	—
Non-Agency Commercial Mortgage-Backed Securities	39,002,217	—	—	(1,060,932)	—	(150,542)	—	—	37,790,743	(1,059,698)
Oil Field Services	4,760,920	—	—	—	—	—	—	(4,760,920)	—	—
Retailers	15,663,313	—	—	—	—	—	—	(15,663,313)	—	—
Transportation Services	24,921,569	—	733,722	(934,960)	—	(2,991,617)	—	—	21,728,714	(124,389)
Common Stocks Oil, Gas & Consumable Fuels	—	—	—	687,140	—	—	—	—	687,140	687,140
Preferred Stocks Convertible Preferred Stocks Midstream	—	—	—	(12,581,529)	—	—	24,021,016	—	11,439,487	(12,581,529)

Total	$163,377,879	$309,836	$743,261	$(47,428,314)	$100,564	$(9,963,544)	$60,888,044	$(23,506,839)	$144,520,887	$(47,833,806)

A debt security valued at $11,543,470 was transferred from Level 2 to Level 3 during the period ended June 30, 2016. At September 30, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security.

A debt security valued at $376,513 was transferred from Level 3 to Level 2 during the period ended June 30, 2016. At September 30, 2015, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. June 30, 2016, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Debt securities valued at $25,323,558 were transferred from Level 2 to Level 3 during the period ended June 30, 2016. At September 30, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2016, these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

Debt securities valued at $23,130,326 were transferred from Level 3 to Level 2 during the period ended June 30, 2016. At September 30, 2015, these securities were valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the securities. At June 30, 2016, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A preferred stock valued at $24,021,016 was transferred from Level 2 to Level 3 during the period ended June 30, 2016. At September 30, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2016 (Unaudited)

Treasuries	26.8%
Banking	7.2
Technology	6.4
Wirelines	5.3
Finance Companies	5.3
Semiconductors & Semiconductor Equipment	4.0
Chemicals	2.9
Metals & Mining	2.6
Healthcare	2.3
Airlines	2.2
Life Insurance	2.1
Other Investments, less than 2% each	29.7
Short-Term Investments	3.7

Total Investments	100.5
Other assets less liabilities	(0.5)

Net Assets	100.0%

Currency Exposure Summary at June 30, 2016 (Unaudited)

United States Dollar	67.6%
Canadian Dollar	14.5
New Zealand Dollar	5.1
Mexican Peso	4.8
Australian Dollar	3.3
Norwegian Krone	2.8
Other, less than 2% each	2.4

Total Investments	100.5
Other assets less liabilities	(0.5)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2016 (Unaudited)

Loomis Sayles Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 87.2% of Net Assets

Non-Convertible Bonds – 78.7%

	ABS Other – 0.2%
$ 1,027,145	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(b)(c)	$790,902
394,702	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(b)(c)	244,715
1,855,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(b)(c)(d)	259,700
875,173	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(b)(e)	844,732

		2,140,049

	Aerospace & Defense – 2.2%
11,120,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	9,507,600
175,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	138,250
600,000	Meccanica Holdings USA, Inc., 6.250%, 7/15/2019, 144A	649,500
1,900,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	1,771,750
1,700,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	1,780,750
245,000	Textron, Inc., 5.600%, 12/01/2017	257,621
6,855,000	Textron, Inc., 5.950%, 9/21/2021	7,936,794
1,290,000	Textron, Inc., 7.250%, 10/01/2019	1,483,376
1,468,000	TransDigm, Inc., 6.500%, 7/15/2024	1,489,110
1,375,000	TransDigm, Inc., 6.500%, 5/15/2025	1,378,438

		26,393,189

	Airlines – 3.6%
5,550,000	Air Canada, 7.625%, 10/01/2019, 144A, (CAD)	4,483,775
634,230	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	637,401
13,360,000	American Airlines Group, Inc., 5.500%, 10/01/2019, 144A	13,226,400
11,515,000	American Airlines Pass Through Certificates, Series 2016-1, Class B, 5.250%, 7/15/2025	12,004,387
1,050,537	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027	1,103,306
342,434	American Airlines Pass Through Trust, Series 2013-1, Class B, 5.625%, 1/15/2021, 144A	353,299
789,523	American Airlines Pass Through Trust, Series 2013-2, Class C, 6.000%, 1/15/2017, 144A	801,697
196,515	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	203,662

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Airlines – continued
$ 1,745,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	$1,836,613
8,020	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	8,257
191,384	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/11/2021	203,633
185,375	Delta Air Lines Pass Through Trust, Series 2009-1, Series B, 9.750%, 6/17/2018	191,321
767,169	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	813,199
1,593,212	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	1,680,010
1,196,840	US Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	1,418,255
807,439	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	924,518
429,060	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	474,979
1,974,733	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	2,103,308
321,739	Virgin Australia Pass Through Trust, Series 2013-1B, 6.000%, 4/23/2022, 144A	327,369
492,200	Virgin Australia Pass Through Trust, Series 2013-1C, 7.125%, 10/23/2018, 144A	492,200

		43,287,589

	Automotive – 3.4%
1,550,000	Ford Motor Co., 6.375%, 2/01/2029	1,908,881
1,030,000	Ford Motor Co., 6.500%, 8/01/2018	1,133,027
165,000	Ford Motor Co., 6.625%, 2/15/2028	194,010
4,230,000	Ford Motor Co., 6.625%, 10/01/2028	5,346,944
690,000	Ford Motor Co., 7.125%, 11/15/2025	854,213
2,245,000	Ford Motor Co., 7.400%, 11/01/2046	3,148,366
4,955,000	Ford Motor Co., 7.450%, 7/16/2031	6,643,981
1,645,000	Ford Motor Co., 7.500%, 8/01/2026	2,077,559
600,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	635,720
9,685,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 1/08/2026	10,572,611
495,000	General Motors Co., 5.200%, 4/01/2045	490,410
830,000	General Motors Co., 6.750%, 4/01/2046	984,534
2,175,000	General Motors Financial Co., Inc., 4.375%, 9/25/2021	2,295,167
2,865,000	General Motors Financial Co., Inc., 5.250%, 3/01/2026	3,114,498

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Automotive – continued
$ 375,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	$406,875
515,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	491,825

		40,298,621

	Banking – 11.6%
6,735,000	Ally Financial, Inc., 5.125%, 9/30/2024	6,861,281
1,460,000	Ally Financial, Inc., 8.000%, 12/31/2018	1,595,050
1,146,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,326,495
1,900,000	Bank of America Corp., 5.490%, 3/15/2019	2,054,288
1,060,000	Bank of America Corp., 5.650%, 5/01/2018	1,135,947
5,600,000	Bank of America Corp., 6.110%, 1/29/2037	6,646,914
1,000,000	Bank of America Corp., EMTN, 4.625%, 9/14/2018, (EUR)	1,201,332
1,700,000	Bank of America Corp., MTN, 3.300%, 1/11/2023	1,749,550
2,247,000	Bank of America Corp., Series L, MTN, 7.625%, 6/01/2019	2,600,743
14,790,000	Bank of Nova Scotia, 2.462%, 3/14/2019, (CAD)	11,760,222
1,300,000	BNP Paribas S.A., (fixed rate to 10/23/2017, variable rate thereafter), 7.436%, (GBP)(f)	1,799,849
2,150,000	BNP Paribas S.A., (fixed rate to 4/13/2017, variable rate thereafter), 5.019%, (EUR)(f)	2,438,802
1,000,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 144A(f)	1,080,000
1,050,000	BNP Paribas S.A., (fixed rate to 7/13/2016, variable rate thereafter), 5.954%, (GBP)(f)	1,394,709
3,340,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	2,488,805
14,170,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	10,394,578
200,000	Citigroup, Inc., EMTN, 1.010%, 11/30/2017, (EUR)(g)	221,739
6,560,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	5,347,826
4,145,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	5,112,998
1,955,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	2,174,584
6,100,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	6,542,878
3,605,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	2,622,279
8,450,000	Lloyds Banking Group PLC, 5.300%, 12/01/2045, 144A	8,836,503
50,000	Merrill Lynch & Co., Inc., EMTN, 0.287%, 9/14/2018, (EUR)(g)	54,729

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$ 300,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	$349,128
5,125,000	Morgan Stanley, 2.125%, 4/25/2018	5,178,638
1,360,000	Morgan Stanley, 2.500%, 1/24/2019	1,387,484
2,120,000	Morgan Stanley, 3.750%, 2/25/2023	2,245,451
300,000	Morgan Stanley, 4.350%, 9/08/2026	313,835
2,780,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	2,147,373
3,115,000	Morgan Stanley, 5.750%, 1/25/2021	3,551,552
4,900,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	3,812,448
50,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	68,354
13,040,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	13,520,681
900,000	Morgan Stanley, Series F, MTN, 1.083%, 10/18/2016(g)	900,335
3,950,000	Morgan Stanley, Series MPLE, 3.125%, 8/05/2021, (CAD)	3,172,138
185,000	Royal Bank of Scotland Group PLC, 5.250%, (EUR)(f)	187,904
2,500,000	Royal Bank of Scotland Group PLC, 5.500%, (EUR)(f)	2,554,949
1,920,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	1,950,973
2,300,000	Royal Bank of Scotland Group PLC, (fixed rate to 9/30/2017, variable rate thereafter), 7.640%(f)	2,185,000
50,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	56,320
650,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	779,046
150,000	Royal Bank of Scotland PLC (The), EMTN, (fixed rate to 9/22/2016, variable rate thereafter), 4.625%, 9/22/2021, (EUR)	164,174
1,225,000	Societe Generale S.A., (fixed rate to 4/05/2017, variable rate thereafter), 5.922%, 144A(f)	1,235,204
5,000,000	Societe Generale S.A., MTN, 5.200%, 4/15/2021, 144A	5,719,365

		138,922,453

	Brokerage – 1.3%
549,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	472,140
2,890,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.500%, 4/15/2021, 144A	2,594,787
1,245,000	Jefferies Group LLC, 5.125%, 4/13/2018	1,302,208
3,225,000	Jefferies Group LLC, 5.125%, 1/20/2023	3,387,895

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Brokerage – continued
$ 3,055,000	Jefferies Group LLC, 6.250%, 1/15/2036	$3,071,964
1,805,000	Jefferies Group LLC, 6.450%, 6/08/2027	2,005,068
2,530,000	Jefferies Group LLC, 6.875%, 4/15/2021	2,873,288

		15,707,350

	Building Materials – 0.8%
4,135,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	3,804,200
800,000	Masco Corp., 6.500%, 8/15/2032	854,000
1,410,000	Masco Corp., 7.125%, 3/15/2020	1,623,615
815,000	Masco Corp., 7.750%, 8/01/2029	962,913
10,000	Owens Corning, 6.500%, 12/01/2016	10,141
2,050,000	Owens Corning, 7.000%, 12/01/2036	2,501,106

		9,755,975

	Cable Satellite – 0.9%
665,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	699,846
45,000	Cox Communications, Inc., 4.800%, 2/01/2035, 144A	42,047
3,035,000	DISH DBS Corp., 5.000%, 3/15/2023	2,761,850
715,000	DISH DBS Corp., 5.875%, 11/15/2024	664,950
375,000	Time Warner Cable, Inc., 4.500%, 9/15/2042	349,292
1,500,000	Time Warner Cable, Inc., 6.550%, 5/01/2037	1,747,821
3,400,000	UPC Holding BV, 6.375%, 9/15/2022, 144A, (EUR)	3,989,162
800,000	Virgin Media Finance PLC, 6.000%, 10/15/2024, 144A	785,000

		11,039,968

	Chemicals – 2.3%
3,845,000	Chemours Co. (The), 6.625%, 5/15/2023	3,268,250
710,000	Chemours Co. (The), 7.000%, 5/15/2025	595,512
9,550,000	Consolidated Energy Finance S.A., 6.750%, 10/15/2019, 144A	8,977,000
5,240,000	Hexion, Inc., 7.875%, 2/15/2023(b)(c)	1,310,000
275,000	Hexion, Inc., 8.875%, 2/01/2018	238,563
905,000	Hexion, Inc., 9.200%, 3/15/2021(b)(c)	253,400

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Chemicals – continued
$ 7,395,000	Hexion, Inc./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	$5,000,869
6,830,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	6,659,250
620,000	Methanex Corp., 5.250%, 3/01/2022	634,464

		26,937,308

	Construction Machinery – 0.2%
965,000	Toro Co., 6.625%, 5/01/2037(b)(e)	1,162,582
1,155,000	United Rentals North America, Inc., 7.625%, 4/15/2022	1,232,962

		2,395,544

	Consumer Products – 0.1%
880,000	Avon Products, Inc., 8.700%, 3/15/2043	642,400

	Diversified Manufacturing – 0.0%
45,000	General Electric Co., GMTN, 3.100%, 1/09/2023	48,069

	Electric – 3.7%
2,385,000	AES Corp. (The), 4.875%, 5/15/2023	2,355,188
180,000	AES Corp. (The), 5.500%, 4/15/2025	180,675
2,240,831	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	2,307,917
2,957,287	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034	2,910,650
2,850,000	DPL, Inc., 6.750%, 10/01/2019	2,892,750
4,120,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	4,250,192
7,305,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	7,759,225
5,455,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	5,755,025
1,200,000	EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	2,078,177
1,589,000	Empresa Nacional de Electricidad S.A., 7.875%, 2/01/2027	1,961,741
3,800,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	4,490,578
100,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	129,696
750,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	1,293,475
4,000,000	Enersis Americas S.A., 7.400%, 12/01/2016	4,092,052
1,762,849	Mackinaw Power LLC, 6.296%, 10/31/2023, 144A(b)(e)	1,974,215

		44,431,556

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Finance Companies – 4.7%
$ 300,000	AGFC Capital Trust I, (fixed rate to 1/15/2017, variable rate thereafter), 6.000%, 1/15/2067, 144A	$138,000
1,345,000	General Electric Co., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	967,869
2,390,000	General Electric Co., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	1,728,663
1,680,000	International Lease Finance Corp., 4.625%, 4/15/2021	1,730,400
3,045,000	International Lease Finance Corp., 5.875%, 8/15/2022	3,296,212
4,695,000	International Lease Finance Corp., 6.250%, 5/15/2019	5,029,519
4,905,000	International Lease Finance Corp., 7.125%, 9/01/2018, 144A	5,385,396
945,000	iStar, Inc., 4.875%, 7/01/2018	911,925
225,000	iStar, Inc., 5.850%, 3/15/2017	227,813
935,000	iStar, Inc., 7.125%, 2/15/2018	958,375
1,525,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	1,544,063
3,903,000	Navient Corp., 5.875%, 10/25/2024	3,337,065
5,900,000	Navient Corp., MTN, 6.125%, 3/25/2024	5,177,250
2,167,000	Navient LLC, 4.875%, 6/17/2019	2,091,155
4,668,000	Navient LLC, 5.500%, 1/25/2023	4,096,170
31,725(††)	Navient LLC, 6.000%, 12/15/2043	655,333
726,000	Navient LLC, MTN, 5.500%, 1/15/2019	727,379
145,000	Navient LLC, Series A, MTN, 5.000%, 6/15/2018	144,275
5,185,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033(b)(e)	3,642,462
2,681,000	Navient LLC, Series A, MTN, 8.450%, 6/15/2018	2,898,831
1,950,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	1,881,750
1,225,000	Springleaf Finance Corp., 5.250%, 12/15/2019	1,140,781
3,770,000	Springleaf Finance Corp., 6.000%, 6/01/2020	3,529,662
1,805,000	Springleaf Finance Corp., 7.750%, 10/01/2021	1,737,313
725,000	Springleaf Finance Corp., 8.250%, 10/01/2023	688,750
300,000	Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	301,500
2,100,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	2,168,250

		56,136,161

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Food & Beverage – 0.4%
$ 2,445,000	Constellation Brands, Inc., 4.750%, 11/15/2024	$2,573,362
1,995,000	DS Services of America, Inc., 10.000%, 9/01/2021, 144A	2,239,388

		4,812,750

	Government Owned - No Guarantee – 0.3%
1,715,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	1,815,554
1,605,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	1,303,581
965,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	685,150

		3,804,285

	Healthcare – 2.7%
650,000	BioScrip, Inc., 8.875%, 2/15/2021	601,250
425,000	Boston Scientific Corp., 5.125%, 1/12/2017	433,301
610,000	HCA, Inc., 5.875%, 3/15/2022	663,375
4,960,000	HCA, Inc., 5.875%, 5/01/2023	5,282,400
3,545,000	HCA, Inc., 7.050%, 12/01/2027	3,598,175
1,475,000	HCA, Inc., 7.500%, 12/15/2023	1,548,750
1,440,000	HCA, Inc., 7.500%, 11/06/2033	1,532,700
2,660,000	HCA, Inc., 7.690%, 6/15/2025	2,846,200
2,220,000	HCA, Inc., 8.360%, 4/15/2024	2,508,600
2,930,000	HCA, Inc., MTN, 7.580%, 9/15/2025	3,105,800
430,000	HCA, Inc., MTN, 7.750%, 7/15/2036	447,200
1,425,000	Tenet Healthcare Corp., 4.375%, 10/01/2021	1,414,313
2,245,000	Tenet Healthcare Corp., 4.500%, 4/01/2021	2,261,837
3,685,000	Tenet Healthcare Corp., 5.000%, 3/01/2019	3,565,237
1,285,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	1,230,388
1,775,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	1,431,094

		32,470,620

	Home Construction – 1.4%
550,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	449,625
270,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(b)(e)	194,400

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Home Construction – continued
$ 4,276,000	K. Hovnanian Enterprises, Inc., 8.000%, 11/01/2019, 144A	$2,929,060
835,000	KB Home, 8.000%, 3/15/2020	893,450
4,235,000	Lennar Corp., 4.500%, 6/15/2019	4,395,506
3,920,000	PulteGroup, Inc., 6.000%, 2/15/2035	3,900,400
3,020,000	PulteGroup, Inc., 6.375%, 5/15/2033	3,133,250
760,000	TRI Pointe Holdings, Inc./TRI Pointe Group, Inc., 4.375%, 6/15/2019	763,800
15,000	TRI Pointe Holdings, Inc./TRI Pointe Group, Inc., 5.875%, 6/15/2024	15,244

		16,674,735

	Independent Energy – 1.7%
242,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	254,717
370,000	California Resources Corp., 5.000%, 1/15/2020	195,175
6,085,000	California Resources Corp., 5.500%, 9/15/2021	3,072,925
810,000	California Resources Corp., 6.000%, 11/15/2024	396,900
3,105,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	1,971,675
335,000	Chesapeake Energy Corp., 5.750%, 3/15/2023	214,400
1,135,000	Chesapeake Energy Corp., 6.125%, 2/15/2021	766,125
720,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	505,800
995,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	691,525
550,000	Chesapeake Energy Corp., 7.250%, 12/15/2018	478,500
980,000	Continental Resources, Inc., 3.800%, 6/01/2024	855,050
185,000	Continental Resources, Inc., 4.500%, 4/15/2023	172,512
2,015,000	Halcon Resources Corp., 8.875%, 5/15/2021(d)	403,000
5,955,000	Newfield Exploration Co., 5.625%, 7/01/2024	5,955,000
345,000	QEP Resources, Inc., 5.250%, 5/01/2023	317,400
690,000	Rice Energy, Inc., 6.250%, 5/01/2022	684,825
1,600,000	RSP Permian, Inc., 6.625%, 10/01/2022	1,648,000
1,221,000	SM Energy Co., 6.125%, 11/15/2022	1,121,794

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$ 155,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	$138,531

		19,843,854

	Industrial Other – 0.2%
385,000	AECOM, 5.750%, 10/15/2022	392,700
405,000	AECOM, 5.875%, 10/15/2024	415,125
660,000	Broadspectrum Ltd., 8.375%, 5/15/2020, 144A	704,550
1,150,000	Cleaver-Brooks, Inc., 8.750%, 12/15/2019, 144A	1,141,375

		2,653,750

	Life Insurance – 1.5%
160,000	American International Group, Inc., 4.125%, 2/15/2024	168,789
130,000	American International Group, Inc., 4.875%, 6/01/2022	144,823
3,700,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(f)	3,876,490
200,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	245,010
4,345,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A(b)(e)	4,758,483
790,000	Genworth Holdings, Inc., 4.800%, 2/15/2024	590,525
1,940,000	Genworth Holdings, Inc., 4.900%, 8/15/2023	1,459,850
840,000	Genworth Holdings, Inc., 6.500%, 6/15/2034	590,100
2,270,000	MetLife Capital Trust X, 9.250%, 4/08/2068, 144A	3,115,151
1,115,000	MetLife, Inc., 10.750%, 8/01/2069	1,733,268
1,165,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	1,397,647

		18,080,136

	Local Authorities – 2.3%
830,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	648,118
9,640,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	7,669,355
4,280,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	3,271,509
70,453	Province of Alberta, 5.930%, 9/16/2016, (CAD)	55,077
19,825,000	Province of Ontario Canada, 4.200%, 3/08/2018, (CAD)	16,216,311

		27,860,370

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Media Entertainment – 1.0%
24,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	$1,135,886
3,805,000	iHeartCommunications, Inc., 9.000%, 9/15/2022	2,606,425
500,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.250%, 2/15/2022	507,500
1,250,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.875%, 3/15/2025	1,287,500
2,475,000	R.R. Donnelley & Sons Co., 6.000%, 4/01/2024	2,201,215
120,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	111,600
4,030,000	R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	3,949,400
295,000	R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	305,325

		12,104,851

	Metals & Mining – 1.6%
2,602,232	1839688 Alberta ULC, PIK, 14.000%, 2/13/2020(b)(e)(h)(i)	260
1,400,000	Alcoa, Inc., 5.870%, 2/23/2022	1,463,280
400,000	Alcoa, Inc., 5.900%, 2/01/2027	406,000
6,630,000	ArcelorMittal, 7.750%, 3/01/2041	6,315,075
3,300,000	ArcelorMittal, 8.000%, 10/15/2039	3,201,000
1,659,000	Cliffs Natural Resources, Inc., 8.000%, 9/30/2020, 144A	1,401,855
2,015,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A(b)(e)(h)	367,738
2,525,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	1,950,562
1,400,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	1,134,000
1,580,000	United States Steel Corp., 6.650%, 6/01/2037	1,058,600
1,760,000	United States Steel Corp., 7.500%, 3/15/2022	1,539,449

		18,837,819

	Midstream – 2.0%
575,000	DCP Midstream LLC, 6.450%, 11/03/2036, 144A	503,125
250,000	El Paso Corp., GMTN, 7.800%, 8/01/2031	280,526
3,000,000	Enbridge Energy Partners LP, 5.875%, 10/15/2025	3,317,748
2,860,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	3,485,785
1,410,000	Enterprise Products Operating LLC, 6.300%, 9/15/2017	1,489,532

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Midstream – continued
$ 300,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	$338,640
1,300,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	1,429,483
95,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	92,150
375,000	ONEOK Partners LP, 4.900%, 3/15/2025	393,254
115,000	ONEOK Partners LP, 6.200%, 9/15/2043	122,178
1,785,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	1,829,855
7,195,000	Transcontinental Gas Pipe Line Co. LLC, 7.850%, 2/01/2026, 144A	8,954,192
1,280,000	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 2/15/2023	1,260,800

		23,497,268

	Non-Agency Commercial Mortgage-Backed Securities – 0.4%
530,000	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.988%, 8/10/2045(g)	478,537
941,827	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	723,878
1,000,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051(g)	1,016,179
2,151,594	Motel 6 Trust, Series 2015-M6MZ, Class M, 8.230%, 2/05/2020, 144A(b)(e)	2,110,069

		4,328,663

	Oil Field Services – 0.3%
6,230,000	FTS International, Inc., 6.250%, 5/01/2022	2,429,700
3,050,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A(b)(e)(h)	915,000
1,317,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A(b)(e)(h)	395,100
775,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019, 144A	42,625
400,000	Transocean, Inc., 5.050%, 10/15/2022	283,000

		4,065,425

	Packaging – 1.4%
3,550,000	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Issuer, Inc., 5.625%, 12/15/2016, 144A	3,558,875
11,450,000	Owens-Brockway Glass Container, Inc., 5.375%, 1/15/2025, 144A	11,364,125
200,000	Sealed Air Corp., 4.875%, 12/01/2022, 144A	205,750
1,910,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	1,988,787

		17,117,537

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Paper – 1.2%
$ 2,894,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	$3,856,715
5,492,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	7,954,404
350,000	WestRock MWV LLC, 7.950%, 2/15/2031	467,070
1,035,000	WestRock MWV LLC, 8.200%, 1/15/2030	1,389,394

		13,667,583

	Property & Casualty Insurance – 0.8%
1,630,000	MBIA Insurance Corp., 11.888%, 1/15/2033, 144A(d)(g)	603,100
3,275,000	Old Republic International Corp., 4.875%, 10/01/2024	3,498,116
2,140,000	Sirius International Group, 6.375%, 3/20/2017, 144A	2,187,279
1,430,000	XLIT Ltd., 6.250%, 5/15/2027	1,720,679
1,135,000	XLIT Ltd., 6.375%, 11/15/2024	1,365,058

		9,374,232

	Railroads – 0.0%
500,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(b)(e)	489,070

	REITs - Apartments – 0.1%
1,495,000	Camden Property Trust, 5.700%, 5/15/2017	1,546,385

	REITs - Office Property – 0.4%
475,000	Highwoods Properties, Inc., 7.500%, 4/15/2018	518,311
3,485,000	Highwoods Realty LP, 5.850%, 3/15/2017	3,583,646

		4,101,957

	REITs - Single Tenant – 0.1%
275,000	Realty Income Corp., 5.750%, 1/15/2021	316,416
725,000	Realty Income Corp., 6.750%, 8/15/2019	830,741

		1,147,157

	Restaurants – 0.1%
450,000	Wagamama Finance PLC, 7.875%, 2/01/2020, 144A, (GBP)	608,797

	Retailers – 0.6%
1,025,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,174,752
1,100,000	Foot Locker, Inc., 8.500%, 1/15/2022	1,300,750

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Retailers – continued
$ 440,000	GameStop Corp., 5.500%, 10/01/2019, 144A	$435,600
155,000	J.C. Penney Corp., Inc., 5.650%, 6/01/2020	145,700
793,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	600,460
1,525,000	J.C. Penney Corp., Inc., 8.125%, 10/01/2019	1,577,902
2,305,000	Toys “R” Us, Inc., 7.375%, 10/15/2018	1,959,250

		7,194,414

	Sovereigns – 0.5%
5,980,000	Portugal Government International Bond, 5.125%, 10/15/2024, 144A	5,978,266

	Supermarkets – 1.4%
760,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.625%, 6/15/2024, 144A	784,700
7,670,000	New Albertson’s, Inc., 7.450%, 8/01/2029	7,439,900
2,445,000	New Albertson’s, Inc., 7.750%, 6/15/2026	2,344,144
3,780,000	New Albertson’s, Inc., 8.000%, 5/01/2031	3,746,925
560,000	New Albertson’s, Inc., 8.700%, 5/01/2030	560,000
2,105,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	1,873,450

		16,749,119

	Supranational – 1.2%
19,735,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	14,753,694

	Technology – 2.0%
925,000	Advanced Micro Devices, Inc., 7.000%, 7/01/2024	781,625
2,415,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	2,517,638
80,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	82,200
2,950,000	Amkor Technology, Inc., 6.375%, 10/01/2022	2,839,375
130,000	Avnet, Inc., 6.625%, 9/15/2016	131,310
1,175,000	Corning, Inc., 7.250%, 8/15/2036	1,419,569
2,125,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.020%, 6/15/2026, 144A	2,215,285
2,675,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.100%, 7/15/2036, 144A	2,883,778
1,940,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.350%, 7/15/2046, 144A	2,085,712

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Technology – continued
$ 2,095,000		Hewlett Packard Enterprise Co., 6.350%, 10/15/2045, 144A	$2,085,857
166,000		Motorola Solutions, Inc., 6.625%, 11/15/2037	182,543
694,800		Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	899,782
5,585,000		Western Digital Corp., 7.375%, 4/01/2023, 144A	5,948,025

			24,072,699

		Transportation Services – 0.2%
2,500,000		APL Ltd., 8.000%, 1/15/2024(b)(e)	1,650,000
241,523		Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 1/02/2018(c)	245,749
143,070		Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 1/02/2018(c)	143,070
138,101		Atlas Air Pass Through Trust, Series 2000-1, Class B, 9.057%, 1/02/2018(c)	140,172

			2,178,991

		Treasuries – 14.6%
29,780,000		Canadian Government, 0.250%, 5/01/2017, (CAD)	22,998,103
13,195,000		Canadian Government, 0.750%, 9/01/2020, (CAD)	10,295,767
31,645,000		Canadian Government, 1.000%, 8/01/2016, (CAD)	24,503,045
10,950,000		Canadian Government, 1.250%, 9/01/2018, (CAD)	8,610,406
8,305,000		Canadian Government, 1.750%, 9/01/2019, (CAD)	6,670,292
8,185,000		Canadian Government, 2.750%, 9/01/2016, (CAD)	6,357,178
414,800	(†††)	Mexican Fixed Rate Bonds, Series M, 5.000%, 6/15/2017, (MXN)	2,281,311
424,300	(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	2,425,274
200,000	(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	1,247,101
595,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	3,639,620
847,500	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	5,269,153
150,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	987,977
1,455,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	10,204,677
21,085,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	16,220,483
10,220,000		Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	1,405,112
63,235,000		Norway Government Bond, 4.250%, 5/19/2017, 144A, (NOK)	7,801,123

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Treasuries – continued
14,660,000	Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	$1,953,592
10,150,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	2,755,284
14,635,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	4,282,570
264,630,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	1,571,351
107,395,000	Republic of Iceland, 7.250%, 10/26/2022, (ISK)	671,538
271,710,000	Republic of Iceland, 8.750%, 2/26/2019, (ISK)	1,714,522
12,000,000	U.S. Treasury Note, 0.750%, 4/30/2018	12,034,692
18,500,000	U.S. Treasury Note, 0.875%, 5/31/2018	18,600,455

		174,500,626

	Wireless – 0.7%
72,400,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	3,793,738
2,627,000	Sprint Capital Corp., 6.875%, 11/15/2028	2,062,195
300,000	Sprint Capital Corp., 8.750%, 3/15/2032	256,500
898,000	Sprint Communications, Inc., 6.000%, 12/01/2016	903,612
735,000	Sprint Communications, Inc., 6.000%, 11/15/2022	578,371
285,000	Sprint Corp., 7.125%, 6/15/2024	227,288

		7,821,704

	Wirelines – 2.6%
195,000	Bell Canada, MTN, 6.550%, 5/01/2029, 144A, (CAD)	191,705
690,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	736,043
210,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	202,798
3,880,000	CenturyLink, Inc., 6.450%, 6/15/2021	3,943,050
990,000	Consolidated Communications, Inc., 6.500%, 10/01/2022	888,525
200,000	Embarq Corp., 7.995%, 6/01/2036	200,250
3,585,000	Level 3 Communications, Inc., 5.750%, 12/01/2022	3,629,812
55,000	Level 3 Financing, Inc., 5.375%, 8/15/2022	55,550
900,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	149,816
1,700,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	286,759

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
$ 7,205,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	$5,836,050
350,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	357,000
775,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	659,525
4,484,000	Qwest Corp., 6.875%, 9/15/2033	4,421,668
1,220,000	Qwest Corp., 7.250%, 9/15/2025	1,301,383
2,290,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	2,186,950
1,395,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	1,386,281
600,000	Telecom Italia SpA, EMTN, 5.250%, 3/17/2055, (EUR)	678,501
450,000	Telefonica Emisiones SAU, 4.570%, 4/27/2023	498,170
300,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	466,140
1,000,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	1,594,858
800,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	1,309,922

		30,980,756

	Total Non-Convertible Bonds (Identified Cost $968,674,747)	939,453,745

Convertible Bonds – 7.7%

	Building Materials – 0.4%
5,140,000	KB Home, 1.375%, 2/01/2019	4,908,700

	Chemicals – 0.0%
332,000	RPM International, Inc., 2.250%, 12/15/2020	385,120

	Consumer Products – 0.0%
270,000	Iconix Brand Group, Inc., 1.500%, 3/15/2018	218,363

	Diversified Manufacturing – 0.0%
510,000	Trinity Industries, Inc., 3.875%, 6/01/2036	551,438

	Finance Companies – 0.3%
2,840,000	Euronet Worldwide, Inc., 1.500%, 10/01/2044	3,257,125

	Healthcare – 0.0%
210,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(j)	269,325

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Leisure – 0.2%
$ 2,800,000	Rovi Corp., 0.500%, 3/01/2020	$2,642,136

	Midstream – 0.4%
1,565,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	1,259,825
3,885,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	3,583,912

		4,843,737

	Pharmaceuticals – 0.1%
205,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	227,678
285,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	329,531

		557,209

	Property & Casualty Insurance – 2.0%
550,000	Jefferies Group LLC, 3.875%, 11/01/2029	556,875
18,045,000	Old Republic International Corp., 3.750%, 3/15/2018	23,052,487

		23,609,362

	Technology – 4.3%
955,000	Brocade Communications Systems, Inc., 1.375%, 1/01/2020	937,094
9,090,000	Ciena Corp., 0.875%, 6/15/2017	8,982,056
3,455,000	Ciena Corp., 3.750%, 10/15/2018, 144A	4,031,553
1,783,000	Intel Corp., 2.950%, 12/15/2035	2,305,642
7,000,000	Intel Corp., 3.250%, 8/01/2039	11,379,375
313,453	Liberty Interactive LLC, 3.500%, 1/15/2031	282,563
9,900,000	Micron Technology, Inc., Series G, 3.000%, 11/15/2043	7,561,125
9,404,000	Nuance Communications, Inc., 1.500%, 11/01/2035	9,086,615
4,095,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021	4,146,187
2,020,000	Viavi Solutions, Inc., 0.625%, 8/15/2033	1,968,238

		50,680,448

	Total Convertible Bonds (Identified Cost $80,163,475)	91,922,963

Municipals – 0.8%

	Illinois – 0.2%
2,600,000	State of Illinois, Series B, 5.520%, 4/01/2038	2,421,666

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Municipals – continued

	Michigan – 0.2%
$ 2,135,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	$2,066,445

	Virginia – 0.4%
5,825,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	4,903,893

	Total Municipals (Identified Cost $10,541,872)	9,392,004

	Total Bonds and Notes (Identified Cost $1,059,380,094)	1,040,768,712

Senior Loans – 0.6%

	Chemicals – 0.1%
1,045,399	Emerald Performance Materials LLC, New 1st Lien Term Loan, 4.500%, 8/01/2021(g)	1,037,559
463,910	Emerald Performance Materials LLC, New 2nd Lien Term Loan, 7.750%, 8/01/2022(g)	452,312

		1,489,871

	Media Entertainment – 0.0%
137,322	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(g)	53,556

	Other Utility – 0.2%
1,191,063	PowerTeam Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(g)	1,183,618
790,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(g)	766,300

		1,949,918

	Supermarkets – 0.2%
2,511,735	Supervalu, Inc., Refi Term Loan B, 5.500%, 3/21/2019(g)	2,505,456

	Wirelines – 0.1%
1,163,162	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/12/2021(b)(e)(g)	1,064,293

	Total Senior Loans (Identified Cost $7,282,217)	7,063,094

Shares
Common Stocks – 6.8%

	Airlines – 0.0%
14,401	United Continental Holdings, Inc.(d)	591,017

	Automobiles – 0.4%
341,305	Ford Motor Co.	4,290,204

	Chemicals – 0.1%
8,917	PPG Industries, Inc.	928,706

	Containers & Packaging – 0.1%
35,353	Owens-Illinois, Inc.(d)	636,708

Shares	Description	Value (†)
Common Stocks – continued

	Diversified Telecommunication Services – 0.3%
8,050	Hawaiian Telcom Holdco, Inc.(d)	$170,580
17,222	Level 3 Communications, Inc.(d)	886,761
241,163	Telefonica S.A., Sponsored ADR	2,286,225

		3,343,566

	Electronic Equipment, Instruments & Components – 0.4%
205,167	Corning, Inc.	4,201,820

	Energy Equipment & Services – 0.0%
170,674	Hercules Offshore, Inc.(d)	237,237

	Household Durables – 0.1%
29,797	Newell Brands, Inc.	1,447,240

	Metals & Mining – 0.1%
359,067	ArcelorMittal, (Registered)(d)	1,673,252

	Multi-Utilities – 0.1%
20,449	CMS Energy Corp.	937,791

	Oil, Gas & Consumable Fuels – 0.5%
54,259	Chesapeake Energy Corp.(d)	232,229
172,008	Repsol YPF S.A., Sponsored ADR	2,196,542
70,051	Royal Dutch Shell PLC, Sponsored ADR	3,868,216

		6,296,987

	Pharmaceuticals – 1.0%
160,000	Bristol-Myers Squibb Co.	11,768,000

	Semiconductors & Semiconductor Equipment – 3.6%
1,317,153	Intel Corp.	43,202,618

	Trading Companies & Distributors – 0.1%
23,272	United Rentals, Inc.(d)	1,561,551

	Total Common Stocks (Identified Cost $74,453,547)	81,116,697

Preferred Stocks – 1.7%

Convertible Preferred Stocks – 1.5%

	Banking – 0.3%
2,844	Bank of America Corp., Series L, 7.250%	3,398,580

	Communications – 0.0%
2,083	Cincinnati Bell, Inc., 6.750%	103,192

	Electric – 0.2%
50,764	AES Trust III, 6.750%	2,642,774

	Energy – 0.4%
96,065	El Paso Energy Capital Trust I, 4.750%	4,831,109

Shares	Description	Value (†)
Preferred Stocks – continued

Convertible Preferred Stocks – continued

	Metals & Mining – 0.2%
68,395	Alcoa, Inc., Series 1, 5.375%	$2,248,143

	Midstream – 0.1%
10,213	Chesapeake Energy Corp., 4.500%(d)	238,984
12,055	Chesapeake Energy Corp., 5.000%(d)	289,199
660	Chesapeake Energy Corp., Series A, 5.750%, 144A(d)	176,138

		704,321

	REITs - Diversified – 0.2%
1,667	Crown Castle International Corp., Series A, 4.500%	201,474
52,185	Weyerhaeuser Co., Series A, 6.375%	2,628,558

		2,830,032

	REITs - Health Care – 0.1%
7,400	Welltower, Inc., 6.500%	501,720

	REITs - Mortgage – 0.0%
3,106	iStar, Inc., Series J, 4.500%	140,671

	Total Convertible Preferred Stocks (Identified Cost $17,677,885)	17,400,542

Non-Convertible Preferred Stocks – 0.2%

	Banking – 0.0%
5,000	Bank of America Corp., 6.375%	129,150
20,975	Countrywide Capital IV, 6.750%	540,106

		669,256

	Electric – 0.1%
90	Entergy New Orleans, Inc., 4.360%	8,595
2,876	Entergy New Orleans, Inc., 4.750%	286,701
4,670	Union Electric Co., 4.500%	452,990

		748,286

	Finance Companies – 0.1%
25,100	SLM Corp., Series A, 6.970%	1,231,155

	Total Non-Convertible Preferred Stocks (Identified Cost $1,941,291)	2,648,697

	Total Preferred Stocks (Identified Cost $19,619,176)	20,049,239

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 2.7%

$ 41,850	Repurchase Agreement with State Street Bank and Trust Company, dated 6/30/2016 at 0.000% to be repurchased at $41,850 on 7/01/2016 collateralized by $41,700 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $42,694 including accrued interest(k)	$41,850

32,593,390	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2016 at 0.030% to be repurchased at $32,593,417 on 7/01/2016 collateralized by $32,125,000 U.S. Treasury Note, 1.750% due 9/30/2022 valued at $33,249,375 including accrued interest(k)	32,593,390

	Total Short-Term Investments (Identified Cost $32,635,240)	32,635,240

	Total Investments – 99.0% (Identified Cost $1,193,370,274)(a)	1,181,632,982
	Other assets less liabilities – 1.0%	11,908,652

	Net Assets – 100.0%	$1,193,541,634

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been substantiated by the adviser are considered and classified as fair valued securities.

As of June 30, 2016, securities of the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$19,568,404	1.6%	$3,387,708	0.3%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2016, the net unrealized depreciation on investments based on a cost of $1,196,048,840 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$100,282,257
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(114,698,115)

Net unrealized depreciation	$(14,415,858)

(b)	Illiquid security.
(c)	Fair valued by the Fund’s adviser. At June 30, 2016, the value of these securities amounted to $3,387,708 or 0.3% of net assets.
(d)	Non-income producing security.
(e)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2016, the value of these securities amounted to $19,568,404 or 1.6% of net assets.
(f)	Perpetual bond with no specified maturity date.
(g)	Variable rate security. Rate as of June 30, 2016 is disclosed.
(h)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(i)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.
(j)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(k)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2016, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the value of Rule 144A holdings amounted to $223,340,451 or 18.7% of net assets.
ABS	Asset-Backed Securities
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$844,732	$1,295,317	(a)	$2,140,049
Airlines	—	42,795,389	492,200	(b)	43,287,589
Chemicals	—	25,373,908	1,563,400	(c)	26,937,308
Finance Companies	655,333	55,480,828	—		56,136,161
Non-Agency Commercial Mortgage-Backed Securities	—	2,218,594	2,110,069	(b)	4,328,663
Transportation Services	—	1,650,000	528,991	(c)	2,178,991
All Other Non-Convertible Bonds*	—	804,444,984	—		804,444,984

Total Non-Convertible Bonds	655,333	932,808,435	5,989,977		939,453,745

Convertible Bonds*	—	91,922,963	—		91,922,963
Municipals*	—	9,392,004	—		9,392,004

Total Bonds and Notes	655,333	1,034,123,402	5,989,977		1,040,768,712

Senior Loans*		7,063,094			7,063,094
Preferred Stocks
Convertible Preferred Stocks
Midstream	238,984	176,138	289,199	(b)	704,321
REITs - Mortgage	—	140,671	—		140,671
All Other Convertible Preferred Stocks*	16,555,550	—	—		16,555,550

Total Convertible Preferred Stocks	16,794,534	316,809	289,199		17,400,542

Non-Convertible Preferred Stocks
Electric	—	748,286	—		748,286
All Other Non-Convertible Preferred Stocks*	1,900,411	—	—		1,900,411

Total Non-Convertible Preferred Stocks	1,900,411	748,286	—		2,648,697

Total Preferred Stocks	18,694,945	1,065,095	289,199		20,049,239

Common Stocks*	81,116,697	—	—		81,116,697
Short-Term Investments	—	32,635,240	—		32,635,240

Total	$100,466,975	$1,074,886,831	$6,279,176		$1,181,632,982

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund.
(b)	Valued using broker-dealer bid prices for which the inputs are unobservable to the Fund.
(c)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2015 and/or June 30, 2016:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2016
Bonds and Notes
Non-Convertible Bonds
ABS Other	$2,620,751	$—	$—	$(1,116,907)	$5,892	$(214,419)	$—	$—	$1,295,317	$(1,186,567)
Airlines	—	—	—	(9,436)	—	(136,869)	638,505	—	492,200	(9,436)
Chemicals	—	40,685	—	(1,840,473)	—	—	3,363,188	—	1,563,400	(1,840,473)
Metals & Mining	832,714	—	—	—	—	—	—	(832,714)	—	—
Non-Agency Commercial Mortgage-Backed Securities	2,177,712	—	—	(59,238)	—	(8,405)	—	—	2,110,069	(59,168)
Oil Field Services	317,750	—	—	—	—	—	—	(317,750)	—	—
Retailers	1,207,488	—	—	—	—	—	—	(1,207,488)	—	—
Transportation Services	532,735	—	—	(3,744)	—	—	—	—	528,991	(3,744)
Preferred Stocks
Convertible Preferred Stocks
Midstream	—	—	—	(318,072)	—	—	607,271	—	289,199	(318,071)

Total	$7,689,150	$40,685	$—	$(3,347,870)	$5,892	$(359,693)	$4,608,964	$(2,357,952)	$6,279,176	$(3,417,459)

A debt security valued at $638,505 was transferred from Level 2 to Level 3 during the period ended June 30, 2016. At September 30, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security.

Debt securities valued at $3,363,188 were transferred from Level 2 to Level 3 during the period ended June 30, 2016. At September 30, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2016, these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

Debt securities valued at $2,357,952 were transferred from Level 3 to Level 2 during the period ended June 30, 2016. At September 30, 2015, these securities were valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the securities. At June 30, 2016, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A preferred stock valued at $607,271 was transferred from Level 2 to Level 3 during the period ended June 30, 2016. At September 30, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2016 (Unaudited)

Treasuries	14.6%
Banking	11.9
Technology	6.3
Finance Companies	5.1
Electric	4.0
Airlines	3.6
Semiconductors & Semiconductor Equipment	3.6
Automotive	3.4
Property & Casualty Insurance	2.8
Healthcare	2.7
Wirelines	2.7
Chemicals	2.5
Midstream	2.5
Local Authorities	2.3
Aerospace & Defense	2.2
Other Investments, less than 2% each	26.1
Short-Term Investments	2.7

Total Investments	99.0
Other assets less liabilities	1.0

Net Assets	100.0%

Currency Exposure Summary at June 30, 2016 (Unaudited)

United States Dollar	76.9%
Canadian Dollar	10.2
New Zealand Dollar	4.1
Mexican Peso	2.6
Other, less than 2% each	5.2

Total Investments	99.0
Other assets less liabilities	1.0

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2016 (Unaudited)

Loomis Sayles Global Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 96.0% of Net Assets

	Australia – 3.5%
$ 4,695,000	Asciano Finance Ltd., 4.625%, 9/23/2020, 144A(b)	$4,830,408
17,780,000	Australia Government International Bond, Series 142, 4.250%, 4/21/2026, (AUD)(b)	15,922,295
25,475,000	Queensland Treasury Corp., Series 23, 4.250%, 7/21/2023, 144A, (AUD)(b)	21,472,370

		42,225,073

	Barbados – 0.3%
1,025,000	Global SC Finance II S.r.l., Series 2013-1A, Class A, 2.980%, 4/17/2028, 144A(b)	977,354
2,950,417	Global SC Finance II S.r.l., Series 2014-1A, Class A1, 3.190%, 7/17/2029, 144A(b)	2,812,781

		3,790,135

	Belgium – 0.9%
2,530,000	Anheuser-Busch InBev Finance, Inc., 3.650%, 2/01/2026(b)	2,710,252
470,000	Anheuser-Busch InBev Finance, Inc., 4.700%, 2/01/2036(b)	528,152
3,720,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 2/01/2046(b)	4,359,252
2,150,000	Solvay Finance (America) LLC, 3.400%, 12/03/2020, 144A(b)	2,251,547
1,120,000	Solvay Finance (America) LLC, 4.450%, 12/03/2025, 144A(b)	1,198,921

		11,048,124

	Bermuda – 0.7%
1,780,000	Cronos Containers Program I Ltd., 3.270%, 11/18/2029, 144A(b)	1,703,778
7,075,000	Global Container Assets Ltd., Series 2013-1A, Class A2, 3.300%, 11/05/2028, 144A(b)	6,988,679

		8,692,457

	Brazil – 1.1%
4,775,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025(b)	4,712,447
2,600,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	2,111,720
3,870,000	Petrobras Global Finance BV, EMTN, 6.250%, 12/14/2026, (GBP)	4,110,091
7,000,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	1,900,196

		12,834,454

	Canada – 2.2%
7,610,000	Canadian Government, 1.250%, 9/01/2018, (CAD)(b)	5,984,036
4,399,000	Canadian Government, 4.000%, 6/01/2041, (CAD)(b)	4,958,158

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Canada – continued
66,874	Ford Auto Securitization Trust, Series 2013-R4A, Class A2, 1.824%, 7/15/2017, 144A, (CAD)	$51,769
3,436,220	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)(b)	2,641,045
1,010,000	Magna International, Inc., 1.900%, 11/24/2023, (EUR)(b)	1,193,232
7,400,000	Province of British Columbia, 4.300%, 6/18/2042, (CAD)(b)	7,438,032
3,210,000	Province of Manitoba Canada, MTN, 4.400%, 9/05/2025, (CAD)(b)	2,972,744
2,610,000	Province of Ontario Canada, 1.950%, 1/27/2023, (CAD)(b)	2,074,626

		27,313,642

	Cayman Islands – 0.1%
1,591,290	Resource Capital Corp. Ltd., Series 2014-CRE2, Class A, 1.496%, 4/15/2032, 144A(b)(c)	1,567,241

	Chile – 0.6%
5,420,000	CODELCO, Inc., 4.500%, 9/16/2025, 144A(b)	5,673,287
1,375,000	Itau CorpBanca, 3.875%, 9/22/2019, 144A(b)	1,440,739

		7,114,026

	Colombia – 0.6%
3,910,000	Colombia Government International Bond, 5.000%, 6/15/2045(b)	4,056,625
3,600,000	Ecopetrol S.A., 4.125%, 1/16/2025(b)	3,256,920

		7,313,545

	Denmark – 1.0%
71,250,000	Denmark Government Bond, 1.750%, 11/15/2025, (DKK)(b)	12,279,522

	Finland – 0.3%
3,010,000	Finland Government Bond, 1.500%, 4/15/2023, 144A, (EUR)(b)	3,732,470

	France – 2.5%
1,490,000	AXA S.A., 7.125%, 12/15/2020, (GBP)(b)	2,374,512
2,600,000	AXA S.A., EMTN, (fixed rate to 1/16/2034, variable rate thereafter), 5.625%, 1/16/2054, (GBP)(b)	3,309,265
1,800,000	AXA S.A., EMTN, (fixed rate to 7/04/2023, variable rate thereafter), 5.125%, 7/04/2043, (EUR)(b)	2,275,233
635,000	BNP Paribas S.A., 4.375%, 9/28/2025, 144A(b)	643,914
4,585,000	BNP Paribas S.A., 4.375%, 5/12/2026, 144A(b)	4,632,409
885,000	BNP Paribas S.A., (fixed rate to 10/14/2022, variable rate thereafter), 2.625%, 10/14/2027, (EUR)(b)	988,845
2,860,000	BNP Paribas S.A., EMTN, 5.750%, 1/24/2022, (GBP)(b)	4,259,613

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	France – continued
6,380,000	France Government Bond OAT, 3.000%, 4/25/2022, (EUR)(b)	$8,444,885
3,324,000	Pernod Ricard S.A., 4.450%, 1/15/2022, 144A(b)	3,662,393
200,000	Veolia Environnement S.A., (fixed rate to 4/16/2018, variable rate thereafter), 4.850% , (GBP)(d)	272,281

		30,863,350

	Germany – 4.5%
6,500,000	Allianz Finance II BV, EMTN, (fixed rate to 7/08/2021, variable rate thereafter), 5.750%, 7/08/2041, (EUR)(b)	8,233,208
18,210,000	Bundesrepublik Deutschland, 1.000%, 8/15/2025, (EUR)(b)	22,439,345
1,215,000	Bundesrepublik Deutschland, 4.250%, 7/04/2039, (EUR)(b)	2,553,243
484,000,000	KfW, 2.600%, 6/20/2037, (JPY)(b)	7,423,191
800,000	Muenchener Rueckversicherungs AG, EMTN, (fixed rate to 5/26/2021, variable rate thereafter), 6.000%, 5/26/2041, (EUR)(b)	1,036,372
2,975,000	Schaeffler Finance BV, 2.500%, 5/15/2020, 144A, (EUR)	3,359,282
1,970,000	Schaeffler Finance BV, 3.250%, 5/15/2025, (EUR)	2,236,534
4,797,000	Unitymedia GmbH, 3.750%, 1/15/2027, (EUR)	4,870,975
2,400,000	ZF North America Capital, Inc., 2.750%, 4/27/2023, (EUR)	2,733,713

		54,885,863

	Hong Kong – 0.3%
3,450,000	AIA Group Ltd., 3.200%, 3/11/2025, 144A(b)	3,516,675

	India – 0.4%
4,400,000	Bharti Airtel International BV, 5.125%, 3/11/2023, 144A	4,754,746

	Indonesia – 1.0%
160,921,000,000	Indonesia Treasury Bond, 7.875%, 4/15/2019, (IDR)(b)	12,356,053

	Ireland – 1.9%
3,625,000	AIB Mortgage Bank, EMTN, 4.875%, 6/29/2017, (EUR)(b)	4,217,477
6,285,000	Bank of Ireland Mortgage Bank, 1.875%, 5/13/2017, (EUR)(b)	7,088,829
8,995,000	Ireland Government Bond, 2.000%, 2/18/2045, (EUR)(b)	11,736,671

		23,042,977

	Italy – 5.1%
3,171,782	Asti RMBS S.r.l., Series 1, Class A, 0.981%, 12/27/2060, (EUR)(b)(c)	3,553,584
1,164,109	Berica ABS S.r.l., Series 3, Class A, 0.769%, 6/30/2061, (EUR)(b)(c)	1,300,816

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Italy – continued
1,339,733	Berica Residential S.r.l., Series 8, Class A, 0.066%, 3/31/2048, (EUR)(b)(c)	$1,471,855
1,583,778	Claris Finance S.r.l., Series 2014-1, Class A1, 0.869%, 12/28/2061, (EUR)(b)(c)	1,771,820
3,200,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A(b)	3,781,539
1,660,000	Enel SpA, EMTN, 5.750%, 6/22/2037, (GBP)(b)	2,841,359
2,255,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A(b)	2,064,446
1,645,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A(b)	1,559,651
870,000	Intesa Sanpaolo SpA, EMTN, 3.928%, 9/15/2026, (EUR)	967,934
6,910,000	Italy Buoni Poliennali Del Tesoro, 3.750%, 5/01/2021, (EUR)(b)	8,917,181
3,480,000	Italy Buoni Poliennali Del Tesoro, 4.000%, 2/01/2037, (EUR)(b)	5,121,304
6,585,000	Italy Buoni Poliennali Del Tesoro, 5.000%, 3/01/2022, (EUR)(b)	9,130,156
2,000,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	2,095,000
4,751,000	Republic of Italy, 6.875%, 9/27/2023(b)	5,957,754
5,860,867	Siviglia SPV S.r.l., Series 2012-1, Class A, 0.251%, 10/25/2055, (EUR)(b)(c)	6,347,608
1,280,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	1,222,400
1,664,232	Vela Home S.r.l., Series 4, Class A2, 0.044%, 10/25/2042, (EUR)(b)(c)	1,822,916
1,954,520	Voba N 3 S.r.l., Series 2011-3, Class A2, 0.742%, 11/23/2047, (EUR)(b)(c)	2,173,275

		62,100,598

	Japan – 12.1%
423,074,000	Japan Government CPI Linked Bond, Series 19, 0.100%, 9/10/2024, (JPY)(b)	4,369,472
2,244,585,600	Japan Government CPI Linked Bond, Series 20, 0.100%, 3/10/2025, (JPY)(b)	23,216,069
448,861,932	Japan Government CPI Linked Bond, Series 21, 0.100%, 3/10/2026, (JPY)(b)	4,659,089
917,500,000	Japan Government Ten Year Bond, 1.200%, 12/20/2020, (JPY)(b)	9,493,169
2,549,800,000	Japan Government Ten Year Bond, 1.300%, 3/20/2019, (JPY)(b)	25,766,647
163,600,000	Japan Government Ten Year Bond, 1.300%, 12/20/2019, (JPY)(b)	1,673,357
1,047,450,000	Japan Government Thirty Year Bond, 1.700%, 12/20/2043, (JPY)(b)	14,399,661
1,688,950,000	Japan Government Thirty Year Bond, 2.000%, 12/20/2033, (JPY)(b)	22,090,220
555,000,000	Japan Government Thirty Year Bond, Series 26, 2.400%, 3/20/2037, (JPY)(b)	7,920,863
715,100,000	Japan Government Twenty Year Bond, 1.500%, 6/20/2034, (JPY)(b)	8,785,623
489,000,000	Japan Government Twenty Year Bond, 2.100%, 12/20/2027, (JPY)(b)	5,994,056

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

		Japan – continued
1,545,300,000		Japan Government Twenty Year Bond, 2.100%, 12/20/2030, (JPY)(b)	$19,795,223

			148,163,449

		Korea – 0.6%
56,100,000		Export-Import Bank of Korea, 3.000%, 5/22/2018, 144A, (NOK)(b)	6,877,956

		Malaysia – 0.3%
16,625,000		Malaysia Government Bond, 3.795%, 9/30/2022, (MYR)(b)	4,148,291

		Mexico – 3.9%
2,215,000		Cemex SAB de CV, 5.875%, 3/25/2019	2,281,450
1,835,000		Cemex SAB de CV, 7.750%, 4/16/2026, 144A	1,925,099
5,518,821	(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(b)	31,545,262
933,492	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)(b)	5,803,790
2,080,000		Mexichem SAB de CV, 5.875%, 9/17/2044, 144A(b)	1,913,600
4,430,000		Sigma Alimentos S.A. de CV, 4.125%, 5/02/2026, 144A(b)	4,479,837

			47,949,038

		Morocco – 0.3%
2,475,000		OCP S.A., 4.500%, 10/22/2025, 144A	2,417,580
1,015,000		OCP S.A., 6.875%, 4/25/2044, 144A	1,069,256

			3,486,836

		Namibia – 0.3%
3,588,000		Namibia International Bond, 5.500%, 11/03/2021, 144A	3,781,034

		Netherlands – 1.1%
3,760,000		ABN Amro Bank NV, 4.750%, 7/28/2025, 144A(b)	3,881,975
2,200,000		ABN AMRO Bank NV, 4.800%, 4/18/2026, 144A(b)	2,290,589
3,275,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 3.950%, 2/01/2022	3,275,000
3,717,000		ING Bank NV, (fixed rate to 2/25/2021, variable rate thereafter), EMTN, 3.625%, 2/25/2026, (EUR)(b)	4,397,256

			13,844,820

		Norway – 1.4%
130,265,000		Norway Government Bond, 2.000%, 5/24/2023, 144A, (NOK)(b)	16,829,576

		Oman – 0.2%
1,950,000		Republic of Oman, 4.750%, 6/15/2026, 144A(b)	1,929,829

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Poland – 1.2%
47,950,000	Poland Government Bond, 3.250%, 7/25/2019, (PLN)(b)	$12,672,104
5,195,000	Poland Government International Bond, Series 0421, 2.000%, 4/25/2021, (PLN)(b)	1,310,503

		13,982,607

	Portugal – 0.8%
3,625,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	3,739,550
550,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	584,199
4,960,000	EDP Finance BV, EMTN, 2.000%, 4/22/2025, (EUR)	5,457,308

		9,781,057

	Singapore – 0.2%
3,630,000	Singapore Government Bond, 2.250%, 6/01/2021, (SGD)(b)	2,789,476

	South Africa – 1.6%
5,135,000	Myriad International Holdings BV, 5.500%, 7/21/2025	5,340,400
207,090,000	South Africa Government Bond, Series R207, 7.250%, 1/15/2020, (ZAR)(b)	13,684,138

		19,024,538

	Spain – 2.4%
1,000,000	Banco Bilbao Vizcaya Argentaria S.A., 3.500%, 12/05/2017, (EUR)(b)	1,166,930
2,600,000	Santander Issuances SAU, 5.179%, 11/19/2025(b)	2,597,486
5,165,000	Spain Government Bond, 4.200%, 1/31/2037, 144A, (EUR)(b)	7,850,009
9,300,000	Spain Government Bond, 5.850%, 1/31/2022, 144A, (EUR)(b)	13,470,584
1,070,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036(b)	1,367,022
1,817,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)(b)	2,897,857

		29,349,888

	Supranationals – 1.1%
5,370,000	Banque Quest Africaine de Developpement, 5.500%, 5/06/2021, 144A(b)	5,580,558
67,150,000	Nordic Investment Bank, GMTN, 1.375%, 7/15/2020, (NOK)(b)	8,164,637

		13,745,195

	Switzerland – 0.4%
4,150,000	Holcim U.S. Finance S.a.r.l. & Cie SCS, 5.150%, 9/12/2023, 144A(b)	4,614,883

	Turkey – 0.6%
9,000,000	Akbank TAS, 7.500%, 2/05/2018, 144A, (TRY)	2,961,411

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Turkey – continued
$ 2,300,000	TC Ziraat Bankasi AS, 4.250%, 7/03/2019, 144A	$2,331,772
1,795,000	Turkiye Is Bankasi, 5.000%, 4/30/2020, 144A	1,840,324

		7,133,507

	United Arab Emirates – 0.1%
1,560,000	DP World Ltd., 3.250%, 5/18/2020, 144A	1,587,300

	United Kingdom – 8.3%
591,887	Auburn Securities PLC, Series 4, Class A2, 0.912%, 10/01/2041, (GBP)(b)(c)	755,540
5,440,000	Aviva PLC, EMTN, (fixed rate to 7/05/2023, variable rate thereafter), 6.125%, 7/05/2043, (EUR)(b)	6,667,692
900,000	Barclays PLC, 4.375%, 9/11/2024(b)	870,094
400,000	Barclays PLC, 5.200%, 5/12/2026	404,145
490,000	Barclays PLC, EMTN, (fixed rate to 11/11/2020, variable rate thereafter), 2.625%, 11/11/2025, (EUR)	510,453
759,503	Clavis Securities PLC, Series 2006-1, Class A3B, 0.052%, 12/15/2031, (EUR)(b)(c)	769,643
953,000	Co-Operative Bank PLC, 4.750%, 11/11/2021, (GBP)(b)	1,424,102
2,500,000	Delphi Automotive PLC, 1.500%, 3/10/2025, (EUR)(b)	2,727,504
3,465,000	Delphi Automotive PLC, 4.250%, 1/15/2026(b)	3,786,677
2,190,000	Delphi Corp., 4.150%, 3/15/2024(b)	2,328,088
2,240,000	FCE Bank PLC, EMTN, 1.528%, 11/09/2020, (EUR)(b)	2,561,757
460,000	HBOS PLC, EMTN, (fixed rate to 3/18/2025, variable rate thereafter), 4.500%, 3/18/2030, (EUR)(b)	550,148
4,750,000	HSBC Holdings PLC, 4.250%, 3/14/2024(b)	4,805,974
855,000	HSBC Holdings PLC, 4.250%, 8/18/2025(b)	862,800
3,190,000	HSBC Holdings PLC, EMTN, 5.750%, 12/20/2027, (GBP)(b)	4,662,097
1,810,000	Imperial Brands Finance PLC, 4.250%, 7/21/2025, 144A(b)	1,959,377
4,105,000	Lloyds Banking Group PLC, 4.650%, 3/24/2026(b)	4,156,776
420,000	Noble Holding International Ltd., 5.250%, 3/15/2042	239,400
200,000	Noble Holding International Ltd., 6.050%, 3/01/2041	120,000
305,000	Noble Holding International Ltd., 6.200%, 8/01/2040	186,050
1,407,196	Precise Mortgage Funding, Series 2014-1, Class A, 1.374%, 9/12/2047, (GBP)(b)(c)	1,822,157
491,834	Precise Mortgage Funding PLC, Series 2015-1, Class A, 1.524%, 3/12/2048, (GBP)(b)(c)	635,130
691,899	Residential Mortgage Securities PLC, Series 20X, Class A2A, 0.852%, 8/10/2038, (GBP)(b)(c)	841,541

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	United Kingdom – continued
595,515	Residential Mortgage Securities PLC, Series 21X, Class A3A, 0.990%, 11/12/2038, (GBP)(b)(c)	$723,468
592,344	Residential Mortgage Securities PLC, Series 22X, Class A3A, 0.951%, 11/14/2039, (GBP)(b)(c)	713,623
633,358	RMAC PLC, Series 2005-NS3X, Class A2C, 0.098%, 6/12/2043, (EUR)(b)(c)	632,581
2,333,423	RMAC PLC, Series 2005-NS4X, Class A3A, 0.914%, 12/12/2043, (GBP)(b)(c)	2,780,125
5,830,000	Royal Bank of Scotland Group PLC, 5.125%, 5/28/2024(b)	5,684,851
425,000	Royal Bank of Scotland Group PLC, EMTN, (fixed rate to 3/25/2019, variable rate thereafter), 3.625%, 3/25/2024, (EUR)	458,826
5,458,000	Santander UK Group Holdings PLC, 4.750%, 9/15/2025, 144A(b)	5,387,155
6,490,000	Sky PLC, 3.750%, 9/16/2024, 144A(b)	6,742,753
630,000	Sky PLC, EMTN, 2.500%, 9/15/2026, (EUR)	744,405
1,505,000	Standard Chartered PLC, EMTN, 3.125%, 11/19/2024, (EUR)(b)	1,582,195
3,090,000	Standard Chartered PLC, EMTN, 5.125%, 6/06/2034, (GBP)(b)	3,601,373
4,410,000	Tesco PLC, EMTN, 5.000%, 3/24/2023, (GBP)	6,046,048
1,290,000	Towd Point Mortgage Funding PLC, Series 16-GR1A, Class B, 1.988%, 7/20/2046, 144A, (GBP)(b)(c)	1,666,321
3,385,000	United Kingdom Gilt, 3.500%, 1/22/2045, (GBP)(b)	6,274,129
4,030,000	United Kingdom Gilt, 4.500%, 9/07/2034, (GBP)(b)	7,867,356
1,875,000	Virgin Media Finance PLC, 4.500%, 1/15/2025, 144A, (EUR)	2,007,954
1,530,000	Virgin Media Secured Finance PLC, 4.875%, 1/15/2027, 144A, (GBP)	1,896,781
2,555,000	WPP Finance 2010, 5.625%, 11/15/2043(b)	2,935,284

		101,392,373

	United States – 32.1%
67,628	A10 Securitization LLC, Series 2013-1, Class A, 2.400%, 11/15/2025, 144A	67,616
1,519,693	A10 Securitization LLC, Series 2013-2, Class A, 2.620%, 11/15/2027, 144A(b)	1,511,833
3,510,000	Aetna, Inc., 3.200%, 6/15/2026(b)	3,611,172
1,100,000	Aetna, Inc., 4.375%, 6/15/2046(b)	1,142,348
3,000,000	Air Lease Corp., 3.750%, 2/01/2022	3,073,032
1,535,000	Air Lease Corp., 4.250%, 9/15/2024	1,554,188
1,510,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.625%, 6/15/2024, 144A	1,559,075
572,000	Ally Financial, Inc., 4.125%, 3/30/2020	573,430

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	United States – continued
$ 4,745,000	Ally Financial, Inc., 4.125%, 2/13/2022	$4,709,412
1,260,000	Ally Financial, Inc., 4.250%, 4/15/2021	1,258,425
2,757,668	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	2,840,227
2,610,000	American International Group, Inc., 4.800%, 7/10/2045(b)	2,645,569
2,285,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024(b)	2,233,450
2,745,000	Anadarko Petroleum Corp., 5.550%, 3/15/2026(b)	3,031,249
2,130,000	AT&T, Inc., 4.300%, 12/15/2042(b)	2,062,296
2,350,000	AT&T, Inc., 4.350%, 6/15/2045(b)	2,277,070
2,120,000	AT&T, Inc., 4.750%, 5/15/2046(b)	2,172,731
295,000	AT&T, Inc., 4.800%, 6/15/2044(b)	302,850
3,140,000	Aviation Capital Group Corp., 4.875%, 10/01/2025, 144A	3,081,879
4,510,000	Bank of America Corp., 4.100%, 7/24/2023(b)	4,831,721
3,860,000	BLCP Hotel Trust, Series 2014-CLRN, Class D, 2.942%, 8/15/2029, 144A(c)	3,719,791
2,310,000	BorgWarner, Inc., 1.800%, 11/07/2022, (EUR)(b)	2,678,170
1,785,000	Brixmor Operating Partnership LP, 3.850%, 2/01/2025	1,795,032
3,315,000	Brixmor Operating Partnership LP, 3.875%, 8/15/2022	3,402,314
2,910,000	Celgene Corp., 5.000%, 8/15/2045(b)	3,204,896
4,565,080	Centre Point Funding LLC, Series 2012-2A, Class 1, 2.610%, 8/20/2021, 144A(b)	4,517,959
4,727,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	3,001,645
256,000	Cimarex Energy Co., 4.375%, 6/01/2024	267,710
1,520,000	Citigroup, Inc., 4.000%, 8/05/2024(b)	1,562,484
2,930,000	Citigroup, Inc., 4.090%, 6/09/2025, (CAD)(b)	2,313,996
3,373,636	Commercial Mortgage Pass Through Certificates, Series 2014-FL4, Class AR1, 2.143%, 5/13/2031, 144A(c)(e)(j)	3,342,337
2,570,000	Commercial Mortgage Trust, Series 2013-GAM, Class A2, 3.367%, 2/10/2028, 144A(b)	2,698,112
2,800,000	Commercial Mortgage Trust, Series 2014-PAT, Class D, 2.597%, 8/13/2027, 144A(c)	2,721,061
4,000,000	Commercial Mortgage Trust, Series 2014-SAVA, Class B, 2.193%, 6/15/2034, 144A(b)(c)	3,910,199
5,300,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	5,578,250
98,531	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	101,435

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	United States – continued
$ 2,560,000	Continental Resources, Inc., 3.800%, 6/01/2024	$2,233,600
1,820,362	Credit Suisse Mortgage Capital Certificates, Series 2009-13R, Class 3A1, 2.589%, 11/26/2036, 144A(c)	1,782,035
1,885,000	Credit Suisse Mortgage Trust, Series 2010-RR1, Class 2B, 5.695%, 9/15/2040, 144A(b)(c)	1,918,938
3,162,317	Delta Air Lines Pass Through Trust, Series 2015-1, Class B, 4.250%, 1/30/2025(b)	3,221,453
2,105,000	Devon Energy Corp., 5.850%, 12/15/2025(b)	2,321,994
680,000	Diamond Offshore Drilling, Inc., 4.875%, 11/01/2043(b)	484,493
2,690,000	Discovery Communications LLC, 1.900%, 3/19/2027, (EUR)	2,690,794
2,755,000	Energy Transfer Partners LP, 5.150%, 3/15/2045	2,503,455
1,710,000	Energy Transfer Partners LP, 6.125%, 12/15/2045	1,773,130
5,480,000	FedEx Corp., 1.000%, 1/11/2023, (EUR)(b)	6,157,447
1,580,000	Flextronics International Ltd., 4.750%, 6/15/2025	1,595,800
14,840,000	FNMA (TBA), 3.000%, 8/01/2046(f)	15,372,729
22,930,000	FNMA (TBA), 3.500%, 8/01/2046(f)	24,166,069
10,085,000	FNMA (TBA), 4.000%, 8/01/2046(f)	10,803,267
3,450,000	Ford Motor Credit Co. LLC, 3.664%, 9/08/2024(b)	3,572,889
6,270,000	Ford Motor Credit Co. LLC, 4.050%, 12/10/2018, (AUD)(b)	4,771,593
5,508,000	Ford Motor Credit Co. LLC, 4.375%, 8/06/2023(b)	5,986,320
185,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	147,075
1,835,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	1,472,588
50,000,000	General Electric Co., EMTN, 4.208%, 12/06/2021, (SEK)(b)	6,823,076
3,925,000	General Motors Co., 5.200%, 4/01/2045	3,888,603
3,100,000	General Motors Financial Co., Inc., 3.150%, 1/15/2020(b)	3,138,149
3,900,000	General Motors Financial Co., Inc., 4.000%, 1/15/2025	3,946,059
863,000	General Motors Financial Co., Inc., 4.250%, 5/15/2023	887,292
2,720,000	General Motors Financial Co., Inc., 4.375%, 9/25/2021	2,870,277
2,745,000	Gilead Sciences, Inc., 4.750%, 3/01/2046(b)	3,121,348
1,227,277	GNMA, 2.229%, 5/20/2064(b)(c)	1,294,424
1,589,354	GNMA, 2.520%, 11/20/2064(b)(c)	1,704,117

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	United States – continued
$ 1,643,093	GNMA, 2.602%, 11/20/2064(b)(c)	$1,764,302
2,856,375	GNMA, 2.765%, 10/20/2063(b)(c)	3,070,695
522,892	GNMA, 4.446%, 4/20/2065(b)	597,307
1,833,600	GNMA, 4.488%, 1/20/2063(b)	1,986,117
732,834	GNMA, 4.534%, 6/20/2062(b)	775,825
3,995,038	GNMA, 4.556%, 12/20/2061(b)	4,226,689
1,686,080	GNMA, 4.563%, 2/20/2065(b)	1,924,189
1,950,610	GNMA, 4.622%, 7/20/2064(b)	2,216,076
3,460,635	GNMA, 4.668%, 5/20/2064(b)	3,929,299
1,881,870	GNMA, 4.674%, 7/20/2064(b)	2,143,964
3,610,000	GNMA (TBA), 3.000%, 8/01/2046(f)	3,767,162
3,610,000	GNMA (TBA), 3.500%, 8/01/2046(f)	3,826,459
2,030,000	Goldman Sachs Group, Inc. (The), MTN, 3.850%, 7/08/2024(b)	2,152,431
2,560,000	HCA Holdings, Inc., 6.250%, 2/15/2021	2,732,800
1,795,000	HCA, Inc., 5.375%, 2/01/2025	1,839,875
2,650,000	Hewlett Packard Enterprise Co., 6.350%, 10/15/2045, 144A(b)	2,638,435
1,869,821	Hilton Grand Vacations Trust, Series 2013-A, Class A, 2.280%, 1/25/2026, 144A(b)	1,872,350
3,810,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A(b)	3,714,750
3,174,000	JPMorgan Chase & Co., 3.875%, 2/01/2024(b)	3,428,939
3,800,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-PHH, Class A, 1.642%, 8/15/2027, 144A(b)(c)	3,779,611
918,867	JPMorgan Resecuritization Trust, Series 2010-4, Class A2, 2.180%, 9/26/2035, 144A(b)(c)	907,660
4,270,000	Kraft Heinz Foods Co., 3.000%, 6/01/2026, 144A	4,304,920
1,180,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046, 144A	1,247,876
1,020,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	1,032,750
5,210,000	Liberty Mutual Group, Inc., 4.850%, 8/01/2044, 144A(b)	5,333,607
4,704,983	Longtrain Leasing III LLC, Series 2015-1A, Class A1, 2.980%, 1/15/2045, 144A(b)	4,553,239
1,512,654	Marriott Vacation Club Owner Trust, Series 2012-1A, Class B, 3.500%, 5/20/2030, 144A(b)	1,539,917
5,025,000	Micron Technology, Inc., 5.250%, 8/01/2023, 144A	4,283,812

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	United States – continued
$ 1,900,000	Morgan Stanley, 3.950%, 4/23/2027(b)	$1,921,470
1,400,000	Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4B, 5.988%, 8/12/2045, 144A(b)(c)	1,427,413
1,500,000	Morgan Stanley Re-REMIC Trust, Series 2010-GG10, Class A4B, 5.988%, 8/15/2045, 144A(b)(c)	1,529,371
1,210,000	MPLX LP, 4.500%, 7/15/2023, 144A	1,172,770
690,000	MPLX LP, 4.875%, 12/01/2024, 144A	672,171
765,000	MPLX LP, 4.875%, 6/01/2025, 144A	747,652
1,220,000	MPLX LP, 5.500%, 2/15/2023, 144A	1,239,516
815,000	Newfield Exploration Co., 5.625%, 7/01/2024	815,000
4,980,000	Noble Energy, Inc., 5.250%, 11/15/2043(b)	5,063,320
3,540,000	OneMain Financial Issuance Trust, Series 2016-2A, Class A, 4.100%, 3/20/2028, 144A(b)	3,650,082
581,998	Orange Lake Timeshare Trust, Series 2012-AA, Class B, 4.870%, 3/10/2027, 144A	593,039
850,000,000	Procter & Gamble Co. (The), 0.275%, 5/08/2020, (JPY)(b)	8,330,848
2,015,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	1,944,475
2,670,000	RBSCF Trust, Series 2010-RR4, Class CSCB, 5.695%, 9/16/2040, 144A(b)(c)	2,713,447
524,370	RBSSP Resecuritization Trust, Series 2010-3, Class 9A1, 5.500%, 2/26/2035, 144A(b)	529,610
6,272,000	Sirius International Group, 6.375%, 3/20/2017, 144A(b)	6,410,567
3,890,000	Spirit Airlines Pass Through Certificates, Series 2015-1, Class B, 4.450%, 10/01/2025(b)	3,872,417
1,846,078	SpringCastle America Funding LLC, Series 2014-AA, Class A, 2.700%, 5/25/2023, 144A(b)	1,852,356
1,705,833	TAL Advantage V LLC, Series 2013-2A, Class A, 3.550%, 11/20/2038, 144A(b)	1,662,798
2,955,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.000%, 1/15/2018	3,006,712
1,760,000	Tenet Healthcare Corp., 4.375%, 10/01/2021	1,746,800
4,415,000	Tenet Healthcare Corp., 4.500%, 4/01/2021	4,448,112
2,050,000	Time Warner Cable, Inc., 4.500%, 9/15/2042(b)	1,909,464
1,545,000	Time Warner Cable, Inc., 5.250%, 7/15/2042, (GBP)(b)	2,153,499
575,000	Time Warner Cable, Inc., 5.500%, 9/01/2041	603,971
2,228,000	Time Warner Cos., Inc., 4.650%, 6/01/2044(b)	2,341,913
260,000	Time Warner Cos., Inc., 4.900%, 6/15/2042(b)	279,280
3,350,000	TransDigm, Inc., 6.375%, 6/15/2026, 144A	3,341,625

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	United States – continued
$ 7,928,030	Trinity Rail Leasing LP, Series 2010-1A, Class A, 5.194%, 10/16/2040, 144A(b)	$7,778,183
5,000,000	U.S. Treasury Bond, 2.875%, 5/15/2043(b)(g)	5,622,460
1,455,081	United Airlines Pass Through Trust, Series 2013-1, Class B, 5.375%, 2/15/2023	1,512,629
1,145,000	Verizon Communications, Inc., 3.850%, 11/01/2042(b)	1,076,826
725,000	Verizon Communications, Inc., 4.272%, 1/15/2036(b)	741,974
2,150,000	Verizon Communications, Inc., 4.400%, 11/01/2034(b)	2,216,966
2,473,000	Verizon Communications, Inc., 4.522%, 9/15/2048(b)	2,575,135
2,871,000	Viacom, Inc., 4.375%, 3/15/2043(b)	2,319,105
65,000	Viacom, Inc., 5.250%, 4/01/2044	60,910
40,000	Viacom, Inc., 5.850%, 9/01/2043	40,105
655,000	Virginia Electric & Power Co., 4.450%, 2/15/2044(b)	752,850
3,150,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043(b)	3,200,144
2,365,000	Walgreens Boots Alliance, Inc., 2.600%, 6/01/2021(b)	2,409,121
1,110,000	Walgreens Boots Alliance, Inc., 3.100%, 6/01/2023(b)	1,130,552
2,675,000	Walgreens Boots Alliance, Inc., 3.450%, 6/01/2026(b)	2,745,995
4,520,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	4,158,400
1,030,000	Zimmer Biomet Holdings, Inc., 3.550%, 4/01/2025(b)	1,061,623

		390,977,710

	Total Bonds and Notes (Identified Cost $1,177,816,454)	1,170,820,314

Shares
Preferred Stocks – 0.3%

	United States – 0.3%
138,777	PNC Financial Services Group, Inc. (The), 5.375%(b) (Identified Cost $3,469,425)	3,588,773

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 9.4%

$ 61,369,312	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2016 at 0.030% to be repurchased at $61,369,363 on 7/01/2016 collateralized by $60,480,000 U.S. Treasury Note, 1.750% due 9/30/2022 valued at $62,596,800 including accrued interest(h)	$61,369,312
1,110,000	U.S. Treasury Bills, 0.372%, 10/27/2016(i)	1,109,199
53,000,000	U.S. Treasury Bills, 0.252%, 9/29/2016(i)	52,965,444

	Total Short-Term Investments (Identified Cost $115,444,570)	115,443,955

	Total Investments – 105.7% (Identified Cost $1,296,730,449)(a)	1,289,853,042
	Other assets less liabilities – (5.7)%	(69,782,159)

	Net Assets – 100.0%	$1,220,070,883

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Centrally cleared swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers.

Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been substantiated by the adviser are considered and classified as fair valued securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

As of June 30, 2016, securities of the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets
$ 3,342,337	0.3%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2016, the net unrealized depreciation on investments based on a cost of $1,302,033,680 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$51,022,088
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(63,202,726)

Net unrealized depreciation	$(12,180,638)

At September 30, 2015, late-year ordinary and post-October capital loss deferrals were $26,469,151. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts or TBA transactions.
(c)	Variable rate security. Rate as of June 30, 2016 is disclosed.
(d)	Perpetual bond with no specified maturity date.
(e)	Illiquid security.
(f)	When-issued/delayed delivery. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund take delivery of the security. No interest accrues to the Fund until the transaction settles. Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s NAV as if the Fund’s had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(g)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(h)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2016, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(i)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(j)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2016, the value of this security amounted to $3,342,337 or 0.3% of net assets.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the value of Rule 144A holdings amounted to $304,142,020 or 24.9% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
ZAR	South African Rand

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At June 30, 2016, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	9/21/2016	Brazilian Real	6,025,000	$1,831,907	$(148,005)
Buy[2]	9/21/2016	Euro	8,400,000	9,348,294	(654)
Buy[3]	9/21/2016	Euro	47,265,000	52,600,849	(471,778)
Sell[3]	9/21/2016	Euro	47,265,000	52,600,849	725,566
Sell[2]	9/21/2016	Euro	20,090,000	22,358,004	460,189
Buy[4]	9/21/2016	Japanese Yen	10,237,000,000	99,393,599	2,873,814
Sell[4]	9/21/2016	Japanese Yen	2,119,000,000	20,573,902	(357,655)
Buy[5]	9/21/2016	Mexican Peso	21,150,000	1,147,930	35,856
Sell[5]	9/21/2016	Mexican Peso	443,740,000	24,084,269	(48,588)
Sell[2]	9/21/2016	South African Rand	168,000,000	11,228,590	(164,531)
Buy[4]	9/21/2016	South Korean Won	18,591,469,000	16,127,880	155,827
Sell[4]	9/21/2016	South Korean Won	1,448,000,000	1,256,123	(23,258)
Buy[4]	9/21/2016	Swiss Franc	10,460,000	10,759,534	(192,256)
Sell[4]	9/21/2016	Swiss Franc	2,030,000	2,088,131	33,679

Total					$2,878,206

At June 30, 2016, the Fund had the following open forward cross currency contracts:

Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Unrealized Appreciation (Depreciation)
9/21/2016	Australian Dollar	39,245,000	Euro[4]	25,545,058	(757,876)
9/21/2016	British Pound	11,375,000	Euro[3]	14,294,691	754,245
9/21/2016	Euro	1,322,950	Australian Dollar[4]	2,030,000	37,424
9/21/2016	Euro	663,783	British Pound[3]	525,000	(39,294)
7/05/2016	Euro	1,016,853	Philippine Peso[4]	54,000,000	19,128
7/05/2016	Euro	753,963	Philippine Peso[4]	40,000,000	13,350
7/05/2016	Euro	849,762	Philippine Peso[4]	45,000,000	13,295
7/05/2016	Euro	986,156	Philippine Peso[4]	52,000,000	10,692
7/05/2016	Euro	1,739,795	Philippine Peso[4]	91,000,000	3,149
7/05/2016	Euro	10,156,628	Polish Zloty[4]	44,510,000	11,034
7/05/2016	Euro	467,799	Polish Zloty[4]	2,055,000	1,760
9/21/2016	Japanese Yen	255,000,000	Euro[3]	2,169,415	(61,534)
9/21/2016	Japanese Yen	2,760,000,000	Euro[3]	22,775,415	(1,450,950)
9/21/2016	Norwegian Krone	56,420,000	Euro[4]	6,040,181	(18,650)
7/05/2016	Philippine Peso	282,000,000	Euro[4]	5,317,745	(91,557)
7/05/2016	Polish Zloty	46,565,000	Euro[4]	10,883,487	274,698
7/11/2016	Turkish Lira	2,850,000	Euro[4]	868,003	(24,785)
7/11/2016	Turkish Lira	7,800,000	Euro[4]	2,339,041	(108,396)

Total					$(1,414,267)

[1]	Counterparty is Deutsche Bank AG

[2]	Counterparty is Citibank N.A.
[3]	Counterparty is Morgan Stanley & Co.
[4]	Counterparty is Credit Suisse International
[5]	Counterparty is UBS AG

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At June 30, 2016, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	9/30/2016	974	$118,987,797	$2,190,260
German Euro Bund	9/08/2016	188	34,866,741	355,400
Ultra Long U.S. Treasury Bond	9/21/2016	132	24,601,500	1,575,475

Total				$4,121,135

At June 30, 2016, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	9/21/2016	1,041	$138,436,734	$(2,825,434)
30 Year U.S. Treasury Bond	9/21/2016	261	$44,981,719	$(2,522,850)

Total				$(5,348,284)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
United States	$—	$383,199,527	$7,778,183	(a)	$390,977,710
All Other Non-Convertible Bonds*	—	779,842,604	—		779,842,604

Total Bonds and Notes	—	1,163,042,131	7,778,183		1,170,820,314

Preferred Stocks*	3,588,773	—	—		3,588,773
Short-Term Investments	—	115,443,955	—		115,443,955

Total Investments	3,588,773	1,278,486,086	7,778,183		1,289,853,042

Forward Foreign Currency Contracts (unrealized appreciation)	—	5,423,706	—		5,423,706
Futures Contracts (unrealized appreciation)	4,121,135	—	—		4,121,135

Total	$7,709,908	$1,283,909,792	$7,778,183		$1,299,397,883

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(3,959,767)	$—	$(3,959,767)
Futures Contracts (unrealized depreciation)	(5,348,284)	—	—	(5,348,284)

Total	$(5,348,284)	$(3,959,767)	$—	$(9,308,051)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices for which the inputs are unobservable to the Fund.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2015 and/or June 30, 2016:

Asset Valuation

Inputs

Investments in Securities	Balance as of September 30, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2016
Bonds and Notes
Non-Convertible Bonds
Canada	$3,432,506	$—	$(220,902)	$335,360	$—	$(3,546,964)	$—	$—	$—	$—
United States	5,708,550	—	60,514	(732,158)	—	(6,030,428)	8,771,705	—	7,778,183	(663,094)

Total	$9,141,056	$—	$(160,388)	$(396,798)	$—	$(9,577,392)	$8,771,705	$—	$7,778,183	$(663,094)

A debt security valued at $8,771,705 was transferred from Level 2 to Level 3 during the period ended June 30, 2016. At September 30, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended June 30, 2016, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage its duration without having to buy or sell portfolio securities. During the period ended June 30, 2016, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of June 30, 2016:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts
Over-the-counter asset derivatives Foreign exchange contracts	$5,423,706	$—
Exchange-traded/cleared asset derivatives Interest rate contracts	—	4,121,135

Total asset derivatives	$5,423,706	$4,121,135

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts
Over-the-counter liability derivatives Foreign exchange contracts	$(3,959,767)	$—
Exchange-traded/cleared liability derivatives Interest rate contracts	—	(5,348,284)

Total liability derivatives	$(3,959,767)	$(5,348,284)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of June 30, 2016, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Deutsche Bank AG.	$(148,005)	$—
Morgan Stanley & Co.	(543,745)	1,080,000
UBS AG.	(12,732)	—

Timing differences may exist between when contracts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2016:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$12,678,076	$6,710,625

These amounts include cash and U.S. government and agency securities received as collateral by the Fund in the amount of $3,351,359.

Industry Summary at June 30, 2016 (Unaudited)

Treasuries	33.1%
Banking	8.7
Mortgage Related	6.9
Automotive	4.3
Non-Agency Commercial Mortgage-Backed Securities	2.9
ABS Other	2.9
Local Authorities	2.8
ABS Home Equity	2.7
Government Owned - No Guarantee	2.5
Life Insurance	2.3
Other Investments, less than 2% each	27.2
Short-Term Investments	9.4

Total Investments	105.7
Other assets less liabilities (including forward foreign currency contracts and futures contracts)	(5.7)

Net Assets	100.0%

Currency Exposure Summary at June 30, 2016 (Unaudited)

United States Dollar	54.1%
Euro	15.7
Japanese Yen	13.4
British Pound	5.1
Australian Dollar	3.5
Mexican Peso	3.1
Norwegian Krone	2.7
Canadian Dollar	2.3
Other, less than 2% each	5.8

Total Investments	105.7
Other assets less liabilities (including forward foreign currency contracts and futures contracts)	(5.7)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2016 (Unaudited)

Loomis Sayles High Income Opportunities Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 96.1% of Net Assets

Non-Convertible Bonds – 90.5%

	ABS Home Equity – 2.2%
$ 107,710	Lehman Mortgage Trust, Series 2005-3, Class 1A6, 0.953%, 1/25/2036(b)	$66,475
91,703	Banc of America Alternative Loan Trust, Series 2003-10, Class 3A1, 5.500%, 12/25/2033	92,580
68,595	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	70,249
292,533	Banc of America Alternative Loan Trust, Series 2004-9, Class 2CB1, 6.000%, 10/25/2034	297,604
60,472	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	61,580
68,019	GSR Mortgage Loan Trust, Series 2004-14, Class 5A1, 2.881%, 12/25/2034(b)	67,266
121,810	IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class A1, 1.093%, 7/25/2045(b)	99,622
83,712	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2004-20, Class 8A7, 5.750%, 11/25/2034	84,816
65,945	Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B, 4.929%, 5/25/2035(b)	67,515
175,000	American Homes 4 Rent, Series 2014-SFR2, Class D, 5.149%, 10/17/2036, 144A	187,050
165,000	American Homes 4 Rent, Series 2014-SFR1, Class E, 2.946%, 6/17/2031, 144A(b)	157,874
71,111	Banc of America Funding Corp., Series 2007-4, Class 5A1, 5.500%, 11/25/2034	70,472
193,211	WaMu Mortgage Pass Through Certificates, Series 2006-AR19, Class 2A, 1.928%, 1/25/2047(b)	172,701
320,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M2, 4.703%, 11/25/2023(b)	320,599
270,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 3.753%, 10/25/2027(b)	269,598
231,865	DSLA Mortgage Loan, Series 2005-AR5, Class 2A1A, 0.778%, 9/19/2045(b)	166,656
303,342	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 4A1, 2.826%, 3/25/2035(b)	224,448
86,811	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 3.406%, 7/19/2035(b)	78,627
100,000	CAM Mortgage Trust LLC, Series 2015-1, Class M, 4.750%, 7/15/2064, 144A(b)	98,240
122,168	WaMu Mortgage Pass Through Certificates, Series 2006-AR11, Class 2A, 2.178%, 9/25/2046(b)	112,506
93,721	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.663%, 5/25/2035(b)	72,703

		2,839,181

	ABS Other – 0.2%
226,190	AIM Aviation Finance Ltd., Series 2015-1A, Class B1, 5.072%, 2/15/2040, 144A(b)	214,460

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Other – continued
$ 37,140	Sierra Receivables Funding Co. LLC, Series 2011-3A, Class C, 9.310%, 7/20/2028, 144A	$37,842

		252,302

	Aerospace & Defense – 2.9%
90,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	88,821
90,000	Huntington Ingalls Industries, Inc., 5.000%, 11/15/2025, 144A	95,175
690,000	KLX, Inc., 5.875%, 12/01/2022, 144A	676,200
1,425,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	1,328,812
400,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	419,000
350,000	Oshkosh Corp., 5.375%, 3/01/2025	359,625
265,000	TransDigm, Inc., 6.000%, 7/15/2022	266,373
225,000	TransDigm, Inc., 6.500%, 7/15/2024	228,235
185,000	TransDigm, Inc., 6.500%, 5/15/2025	185,463

		3,647,704

	Airlines – 2.2%
1,198,519	American Airlines Pass Through Trust, Series 2013-1, Class B, 5.625%, 1/15/2021, 144A	1,236,548
346,281	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	396,492
1,245,066	Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.500%, 8/15/2025, 144A	1,096,218
60,158	Virgin Australia Pass Through Trust, Series 2013-1C, 7.125%, 10/23/2018, 144A	60,158

		2,789,416

	Automotive – 2.0%
975,000	General Motors Financial Co., Inc., 5.250%, 3/01/2026	1,059,908
65,000	Goodyear Tire & Rubber Co. (The), 5.000%, 5/31/2026	66,219
60,000	Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/2023	61,950
320,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	347,200
415,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	396,325
585,000	ZF North America Capital, Inc., 4.750%, 4/29/2025, 144A	592,675

		2,524,277

	Banking – 5.2%
600,000	Ally Financial, Inc., 3.500%, 1/27/2019	596,250

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$ 155,000	Ally Financial, Inc., 4.125%, 3/30/2020	$155,388
20,000	Ally Financial, Inc., 4.125%, 2/13/2022	19,850
980,000	Ally Financial, Inc., 5.125%, 9/30/2024	998,375
1,125,000	Commerzbank AG, 8.125%, 9/19/2023, 144A	1,313,077
350,000	Deutsche Bank AG, 4.500%, 4/01/2025	322,191
1,335,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	1,222,188
405,000	Royal Bank of Scotland Group PLC, 4.700%, 7/03/2018	414,356
265,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	269,275
1,210,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	1,268,942

		6,579,892

	Brokerage – 0.7%
200,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	172,000
140,000	Jefferies Group LLC, 6.250%, 1/15/2036	140,778
515,000	Jefferies Group LLC, 6.450%, 6/08/2027	572,083

		884,861

	Building Materials – 1.9%
670,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	616,400
445,000	BMC Stock Holdings, Inc., 9.000%, 9/15/2018, 144A	463,356
302,000	Builders FirstSource, Inc., 7.625%, 6/01/2021, 144A	315,590
300,000	Cemex SAB de CV, 7.750%, 4/16/2026, 144A	314,730
265,000	HD Supply, Inc., 5.250%, 12/15/2021, 144A	276,594
15,000	Masco Corp., 7.750%, 8/01/2029	17,722
150,000	NCI Building Systems, Inc., 8.250%, 1/15/2023, 144A	161,219
160,000	U.S. Concrete, Inc., 6.375%, 6/01/2024, 144A	160,000
100,000	USG Corp., 5.500%, 3/01/2025, 144A	104,750

		2,430,361

	Cable Satellite – 7.3%
690,000	Altice Financing S.A., 6.625%, 2/15/2023, 144A	677,490
150,000	Cablevision S.A., 6.500%, 6/15/2021, 144A	152,625

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Cable Satellite – continued
$ 400,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	$406,204
605,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	636,702
575,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027, 144A	593,688
540,000	CSC Holdings LLC, 5.250%, 6/01/2024	491,400
45,000	CSC Holdings LLC, 6.750%, 11/15/2021	45,900
25,000	CSC Holdings LLC, 7.625%, 7/15/2018	27,050
625,000	DISH DBS Corp., 5.000%, 3/15/2023	568,750
440,000	DISH DBS Corp., 5.125%, 5/01/2020	447,425
480,000	DISH DBS Corp., 5.875%, 7/15/2022	466,800
500,000	DISH DBS Corp., 5.875%, 11/15/2024	465,000
300,000	Neptune Finco Corp., 10.125%, 1/15/2023, 144A	336,000
745,000	Neptune Finco Corp., 10.875%, 10/15/2025, 144A	851,162
115,000	Sirius XM Radio, Inc., 5.750%, 8/01/2021, 144A	119,456
1,320,000	Unitymedia GmbH, 6.125%, 1/15/2025, 144A	1,352,868
875,000	Virgin Media Secured Finance PLC, 5.250%, 1/15/2026, 144A	846,563
200,000	Virgin Media Secured Finance PLC, 5.500%, 1/15/2025, 144A	196,250
565,000	Ziggo Bond Finance BV, 5.875%, 1/15/2025, 144A	545,225

		9,226,558

	Chemicals – 0.6%
150,000	Axalta Coating Systems U.S. Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, 7.375%, 5/01/2021, 144A	158,063
805,000	Hercules, Inc., 6.500%, 6/30/2029	662,112

		820,175

	Construction Machinery – 0.5%
115,000	United Rentals North America, Inc., 4.625%, 7/15/2023	116,006
290,000	United Rentals North America, Inc., 5.750%, 11/15/2024	292,175
255,000	United Rentals North America, Inc., 6.125%, 6/15/2023	265,519

		673,700

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Consumer Cyclical Services – 1.4%
$ 330,000	IHS, Inc., 5.000%, 11/01/2022	$340,725
460,000	Interval Acquisition Corp., 5.625%, 4/15/2023	461,150
285,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.250%, 12/01/2021, 144A	291,769
645,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	662,737

		1,756,381

	Diversified Manufacturing – 0.1%
75,000	Entegris, Inc., 6.000%, 4/01/2022, 144A	76,781

	Electric – 1.9%
300,000	AES Corp. (The), 5.500%, 4/15/2025	301,125
220,000	AES Corp. (The), 6.000%, 5/15/2026	224,675
315,000	Calpine Corp., 7.875%, 1/15/2023, 144A	332,325
20,310	CE Generation LLC, 7.416%, 12/15/2018	18,787
925,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A	1,053,343
155,000	NRG Energy, Inc., 6.250%, 7/15/2022	150,350
35,000	NRG Energy, Inc., 6.625%, 3/15/2023	34,475
165,000	NRG Energy, Inc., 7.250%, 5/15/2026, 144A	164,175
150,000	NRG Energy, Inc., 7.875%, 5/15/2021	155,250

		2,434,505

	Environmental – 0.3%
195,000	GFL Environmental, Inc., 7.875%, 4/01/2020, 144A	195,975
175,000	GFL Environmental, Inc., 9.875%, 2/01/2021, 144A	186,375

		382,350

	Finance Companies – 6.1%
150,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 3.750%, 5/15/2019	151,125
570,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.500%, 5/15/2021	583,252
220,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.625%, 10/30/2020	228,085
375,000	Aircastle Ltd., 5.125%, 3/15/2021	390,000
410,000	Aircastle Ltd., 5.500%, 2/15/2022	426,400
30,000	Aircastle Ltd., 7.625%, 4/15/2020	33,788

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Finance Companies – continued
$ 220,000	International Lease Finance Corp., 5.875%, 8/15/2022	$238,150
45,000	International Lease Finance Corp., 6.250%, 5/15/2019	48,206
70,000	International Lease Finance Corp., 8.250%, 12/15/2020	82,762
255,000	International Lease Finance Corp., 8.625%, 1/15/2022	310,463
135,000	iStar, Inc., 4.000%, 11/01/2017	132,806
195,000	iStar, Inc., 4.875%, 7/01/2018	188,175
585,000	iStar, Inc., 5.000%, 7/01/2019	545,512
75,000	iStar, Inc., 5.850%, 3/15/2017	75,938
245,000	iStar, Inc., 6.500%, 7/01/2021	231,525
55,000	iStar, Inc., 7.125%, 2/15/2018	56,375
865,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	774,175
210,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	212,625
30,000	Navient Corp., MTN, 6.125%, 3/25/2024	26,325
65,000	Navient LLC, 4.875%, 6/17/2019	62,725
185,000	Navient LLC, 5.500%, 1/25/2023	162,338
835,000	Navient LLC, MTN, 5.500%, 1/15/2019	836,586
145,000	Provident Funding Associates LP/PFG Finance Corp., 6.750%, 6/15/2021, 144A	137,388
870,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	839,550
395,000	Springleaf Finance Corp., 5.250%, 12/15/2019	367,844
280,000	Springleaf Finance Corp., 7.750%, 10/01/2021	269,500
110,000	Springleaf Finance Corp., 8.250%, 10/01/2023	104,500
200,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	206,500
102,000	Stearns Holdings LLC, 9.375%, 8/15/2020, 144A	95,880

		7,818,498

	Financial Other – 1.3%
450,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.875%, 3/15/2019	439,875
860,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 2/01/2022	810,662

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Financial Other – continued
$ 388,000	Rialto Holdings LLC/Rialto Corp., 7.000%, 12/01/2018, 144A	$388,970

		1,639,507

	Food & Beverage – 1.0%
730,000	Cosan Luxembourg S.A., 7.000%, 1/20/2027, 144A	722,700
195,000	JBS USA LLC/JBS USA Finance, Inc., 5.750%, 6/15/2025, 144A	183,300
20,000	JBS USA LLC/JBS USA Finance, Inc., 7.250%, 6/01/2021, 144A	20,700
120,000	TreeHouse Foods, Inc., 4.875%, 3/15/2022	122,400
265,000	WhiteWave Foods Co. (The), 5.375%, 10/01/2022	283,550

		1,332,650

	Gaming – 1.0%
150,000	Boyd Gaming Corp., 6.375%, 4/01/2026, 144A	156,750
80,000	GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	82,400
925,000	MGM Resorts International, 6.000%, 3/15/2023	975,875

		1,215,025

	Government Owned - No Guarantee – 1.4%
675,000	Petrobras Global Finance BV, 4.875%, 3/17/2020	632,812
610,000	Petrobras Global Finance BV, 5.375%, 1/27/2021	558,730
260,000	Petrobras Global Finance BV, 6.250%, 3/17/2024	230,750
340,000	Petrobras Global Finance BV, 8.375%, 5/23/2021	350,880

		1,773,172

	Healthcare – 4.0%
135,000	Amsurg Corp., 5.625%, 7/15/2022	138,713
215,000	CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	188,125
300,000	HCA Holdings, Inc., 6.250%, 2/15/2021	320,250
655,000	HCA, Inc., 5.375%, 2/01/2025	671,375
430,000	HCA, Inc., 7.050%, 12/01/2027	436,450
35,000	HCA, Inc., 7.500%, 12/15/2023	36,750
790,000	HCA, Inc., 7.500%, 11/06/2033	840,856
40,000	HCA, Inc., 7.690%, 6/15/2025	42,800

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Healthcare – continued
$ 40,000	HCA, Inc., 8.360%, 4/15/2024	$45,200
205,000	HCA, Inc., MTN, 7.580%, 9/15/2025	217,300
20,000	HCA, Inc., MTN, 7.750%, 7/15/2036	20,800
135,000	Hologic, Inc., 5.250%, 7/15/2022, 144A	141,075
70,000	Kindred Healthcare, Inc., 8.000%, 1/15/2020	69,650
190,000	Kindred Healthcare, Inc., 8.750%, 1/15/2023	187,507
140,000	LifePoint Health, Inc., 5.500%, 12/01/2021	145,950
50,000	MEDNAX, Inc., 5.250%, 12/01/2023, 144A	50,625
180,000	Team Health, Inc., 7.250%, 12/15/2023, 144A	192,622
490,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	469,175
1,145,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	923,156

		5,138,379

	Home Construction – 1.7%
200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(c)(d)(e)	2
260,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(e)(f)	187,200
385,000	Lennar Corp., 4.750%, 11/15/2022	391,256
720,000	PulteGroup, Inc., 6.000%, 2/15/2035	716,400
495,000	PulteGroup, Inc., 6.375%, 5/15/2033	513,563
380,000	TRI Pointe Holdings, Inc./TRI Pointe Group, Inc., 4.375%, 6/15/2019	381,900
200,000	Urbi Desarrollos Urbanos SAB de CV, 9.750%, 2/03/2022, 144A(c)(d)(e)	2

		2,190,323

	Independent Energy – 8.6%
1,035,000	Antero Resources Corp., 5.125%, 12/01/2022	993,600
75,000	Antero Resources Corp., 5.375%, 11/01/2021	73,313
595,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	478,975
220,000	Bonanza Creek Energy, Inc., 5.750%, 2/01/2023	88,550
500,000	Bonanza Creek Energy, Inc., 6.750%, 4/15/2021	205,000
30,000	California Resources Corp., 5.000%, 1/15/2020	15,825

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$ 640,000	California Resources Corp., 5.500%, 9/15/2021	$323,200
310,000	California Resources Corp., 6.000%, 11/15/2024	151,900
920,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	584,200
5,000	Chesapeake Energy Corp., 5.375%, 6/15/2021	3,225
70,000	Chesapeake Energy Corp., 5.750%, 3/15/2023	44,800
100,000	Chesapeake Energy Corp., 6.125%, 2/15/2021	67,500
185,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	129,963
110,000	Concho Resources, Inc., 5.500%, 10/01/2022	110,550
300,000	Concho Resources, Inc., 5.500%, 4/01/2023	300,750
310,000	Continental Resources, Inc., 3.800%, 6/01/2024	270,475
80,000	Continental Resources, Inc., 4.500%, 4/15/2023	74,600
515,000	Continental Resources, Inc., 5.000%, 9/15/2022	503,412
445,000	Eclipse Resources Corp., 8.875%, 7/15/2023	420,525
100,000	Halcon Resources Corp., 8.625%, 2/01/2020, 144A	94,312
105,000	Halcon Resources Corp., 8.875%, 5/15/2021(g)	21,000
270,000	Halcon Resources Corp., 9.750%, 7/15/2020(g)	61,425
85,000	Matador Resources Co., 6.875%, 4/15/2023	86,700
250,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	185,000
140,000	MEG Energy Corp., 6.500%, 3/15/2021, 144A	108,500
465,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	358,050
135,000	Newfield Exploration Co., 5.625%, 7/01/2024	135,000
834,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	770,407
220,000	Oasis Petroleum, Inc., 7.250%, 2/01/2019	210,650
580,000	QEP Resources, Inc., 5.250%, 5/01/2023	533,600
220,000	QEP Resources, Inc., 5.375%, 10/01/2022	205,150
5,000	QEP Resources, Inc., 6.875%, 3/01/2021	5,050
380,000	Rex Energy Corp., (Step to 8.000% on 10/01/2017), 1.000%, 10/01/2020, 144A(h)	81,700

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$ 660,000	Rice Energy, Inc., 6.250%, 5/01/2022	$655,050
370,000	RSP Permian, Inc., 6.625%, 10/01/2022	381,100
200,000	Sanchez Energy Corp., 6.125%, 1/15/2023	154,500
60,000	Sanchez Energy Corp., 7.750%, 6/15/2021	50,850
280,000	SM Energy Co., 5.000%, 1/15/2024	239,400
230,000	SM Energy Co., 5.625%, 6/01/2025	197,800
170,000	SM Energy Co., 6.125%, 11/15/2022	156,187
135,000	SM Energy Co., 6.500%, 11/15/2021	126,563
15,000	SM Energy Co., 6.500%, 1/01/2023	13,950
250,000	Southwestern Energy Co., 4.950%, 1/23/2025	239,375
200,000	Ultra Petroleum Corp., 5.750%, 12/15/2018, 144A(d)	134,500
270,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	248,400
755,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	681,387

		10,975,969

	Industrial Other – 0.1%
130,000	Broadspectrum Ltd., 8.375%, 5/15/2020, 144A	138,775

	Integrated Energy – 0.1%
400,000	Pacific Exploration and Production Corp., 5.375%, 1/26/2019, 144A(d)	74,000
415,000	Pacific Exploration and Production Corp., 5.625%, 1/19/2025, 144A(d)	76,775

		150,775

	Life Insurance – 0.3%
430,000	CNO Financial Group, Inc., 5.250%, 5/30/2025	442,900

	Lodging – 0.6%
385,000	Felcor Lodging LP, 5.625%, 3/01/2023	385,000
400,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/2021	414,000

		799,000

	Media Entertainment – 1.7%
660,000	AMC Networks, Inc., 4.750%, 12/15/2022	655,050
830,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	789,745

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Media Entertainment – continued
$ 85,000	Clear Channel Worldwide Holdings, Inc., Series A, 6.500%, 11/15/2022	$81,812
540,000	Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/2022	540,000
45,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.250%, 2/15/2022	45,675

		2,112,282

	Metals & Mining – 3.8%
405,000	Alcoa, Inc., 5.400%, 4/15/2021	430,312
235,000	Alcoa, Inc., 5.900%, 2/01/2027	238,525
50,000	Alcoa, Inc., 6.750%, 1/15/2028	51,500
390,000	Anglo American Capital PLC, 4.125%, 9/27/2022, 144A	361,725
395,000	Anglo American Capital PLC, 4.875%, 5/14/2025, 144A	375,250
150,000	ArcelorMittal, 7.750%, 3/01/2041	142,875
930,000	ArcelorMittal, 8.000%, 10/15/2039	902,100
600,000	CONSOL Energy, Inc., 5.875%, 4/15/2022	523,500
160,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A(d)(e)(f)	29,200
175,000	First Quantum Minerals Ltd., 7.000%, 2/15/2021, 144A	140,656
355,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	274,238
870,000	Freeport-McMoRan, Inc., 4.550%, 11/14/2024	761,250
75,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	60,188
165,000	Glencore Finance Canada Ltd., 5.550%, 10/25/2042, 144A	136,125
340,000	Lundin Mining Corp., 7.500%, 11/01/2020, 144A	346,800

		4,774,244

	Midstream – 5.3%
365,000	Access Midstream Partners LP/ACMP Finance Corp., 4.875%, 3/15/2024	350,082
120,000	Gibson Energy, Inc., 6.750%, 7/15/2021, 144A	119,400
55,000	Kinder Morgan Energy Partners LP, 3.450%, 2/15/2023	53,471
80,000	Kinder Morgan Energy Partners LP, 3.500%, 9/01/2023	78,149
35,000	Kinder Morgan Energy Partners LP, 4.700%, 11/01/2042	31,533
150,000	MPLX LP, 4.500%, 7/15/2023, 144A	145,385

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Midstream – continued
$ 430,000	MPLX LP, 4.875%, 12/01/2024, 144A	$418,889
340,000	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 7/15/2019	309,400
375,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/2021	328,125
195,000	Regency Energy Partners LP/Regency Energy Finance Corp., 4.500%, 11/01/2023	190,361
175,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.750%, 9/01/2020	183,701
130,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.875%, 3/01/2022	139,054
160,000	Rose Rock Midstream LP/Rose Rock Finance Corp., 5.625%, 7/15/2022	140,800
175,000	Rose Rock Midstream LP/Rose Rock Finance Corp., 5.625%, 11/15/2023	152,250
825,000	Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021	833,250
160,000	Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	160,600
335,000	Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	333,744
195,000	Sabine Pass Liquefaction LLC, 6.250%, 3/15/2022	200,362
985,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/2019	975,150
50,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.250%, 11/15/2023	44,875
670,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 5/01/2023	633,150
105,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/01/2022	105,262
15,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.875%, 2/01/2021	15,262
80,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.500%, 10/15/2019	83,600
525,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.250%, 10/15/2022	547,312
135,000	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 2/15/2023	132,975

		6,706,142

	Non-Agency Commercial Mortgage-Backed Securities – 1.4%
590,000	BXHTL Mortgage Trust, Series 2015-DRMZ, Class M, 8.648%, 5/15/2020, 144A(b)(e)(f)	572,300
650,000	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.988%, 8/10/2045(b)	586,885
385,000	Hilton USA Trust, Series 2013-HLT, Class EFX, 4.602%, 11/05/2030, 144A(b)	387,419
250,000	Morgan Stanley Capital I Trust, Series 2007-HQ12, Class AM, 5.902%, 4/12/2049(b)	251,733

		1,798,337

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Oil Field Services – 0.6%
$ 60,000	Diamond Offshore Drilling, Inc., 4.875%, 11/01/2043	$42,749
370,000	Ensco PLC, 5.750%, 10/01/2044	222,000
20,000	Global Marine, Inc., 7.000%, 6/01/2028	13,400
90,000	Noble Holding International Ltd., 5.250%, 3/15/2042	51,300
185,000	Noble Holding International Ltd., 6.050%, 3/01/2041	111,000
155,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A(d)(e)(f)	46,500
310,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A(d)(e)(f)	93,000
15,000	Parker Drilling Co., 6.750%, 7/15/2022	11,288
85,000	Rowan Cos., Inc., 5.850%, 1/15/2044	56,959
155,000	Transocean, Inc., 5.050%, 10/15/2022	109,662

		757,858

	Packaging – 1.1%
345,000	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 4.625%, 5/15/2023, 144A	339,825
350,000	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.250%, 5/15/2024, 144A	357,219
325,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 8.250%, 2/15/2021	339,989
360,000	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 5/01/2022, 144A	344,250

		1,381,283

	Pharmaceuticals – 2.3%
200,000	Grifols Worldwide Operations Ltd., 5.250%, 4/01/2022	203,500
1,065,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	915,900
375,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	321,637
95,000	Valeant Pharmaceuticals International, Inc., 5.500%, 3/01/2023, 144A	76,297
115,000	Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/2021, 144A	94,875
1,390,000	Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/2023, 144A	1,122,425
15,000	Valeant Pharmaceuticals International, Inc., 6.750%, 8/15/2018, 144A	14,513
220,000	VRX Escrow Corp., 5.375%, 3/15/2020, 144A	187,825

		2,936,972

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Property & Casualty Insurance – 0.4%
$ 420,000	HUB International Ltd., 7.875%, 10/01/2021, 144A	$403,200
135,000	HUB International Ltd., 9.250%, 2/15/2021, 144A	141,075

		544,275

	Refining – 0.1%
115,000	Western Refining, Inc., 6.250%, 4/01/2021	104,650

	Retailers – 1.4%
480,000	Dillard’s, Inc., 7.000%, 12/01/2028	531,336
75,000	Dillard’s, Inc., 7.875%, 1/01/2023	87,375
280,000	Foot Locker, Inc., 8.500%, 1/15/2022	331,100
160,000	GameStop Corp., 5.500%, 10/01/2019, 144A	158,400
125,000	Group 1 Automotive, Inc., 5.000%, 6/01/2022	123,125
535,000	Group 1 Automotive, Inc., 5.250%, 12/15/2023, 144A	525,638
40,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	40,800
225,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	28,125

		1,825,899

	Sovereigns – 0.6%
695,000	Republic of Argentina, 6.875%, 4/22/2021, 144A	739,417

	Supermarkets – 0.8%
415,000	KeHE Distributors LLC/KeHE Finance Corp., 7.625%, 8/15/2021, 144A	410,331
5,000	New Albertson’s, Inc., 7.450%, 8/01/2029	4,850
10,000	New Albertson’s, Inc., 8.700%, 5/01/2030	10,000
615,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	547,350

		972,531

	Technology – 8.8%
110,000	ACI Worldwide, Inc., 6.375%, 8/15/2020, 144A	112,475
2,305,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	2,402,962
290,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	297,975
251,000	Blackboard, Inc., 7.750%, 11/15/2019, 144A	210,840
70,000	CommScope Technologies Finance LLC, 6.000%, 6/15/2025, 144A	71,750

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Technology – continued
$ 140,000	CommScope, Inc., 5.000%, 6/15/2021, 144A	$143,010
165,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021, 144A	168,262
1,265,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.020%, 6/15/2026, 144A	1,318,746
475,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 7.125%, 6/15/2024, 144A	496,100
150,000	Equinix, Inc., 5.375%, 1/01/2022	154,875
140,000	Equinix, Inc., 5.375%, 4/01/2023	144,550
695,000	First Data Corp., 7.000%, 12/01/2023, 144A	703,687
575,000	Micron Technology, Inc., 5.250%, 8/01/2023, 144A	490,188
695,000	Micron Technology, Inc., 5.250%, 1/15/2024, 144A	589,012
215,000	Micron Technology, Inc., 5.500%, 2/01/2025	182,750
190,000	Micron Technology, Inc., 5.625%, 1/15/2026, 144A	158,175
175,000	Microsemi Corp., 9.125%, 4/15/2023, 144A	192,500
190,000	MSCI, Inc., 5.250%, 11/15/2024, 144A	194,275
675,000	NXP BV/NXP Funding LLC, 4.625%, 6/15/2022, 144A	685,125
655,000	Open Text Corp., 5.625%, 1/15/2023, 144A	661,550
20,000	Open Text Corp., 5.875%, 6/01/2026, 144A	20,050
575,000	Sabre GLBL, Inc., 5.250%, 11/15/2023, 144A	585,063
235,000	Sabre GLBL, Inc., 5.375%, 4/15/2023, 144A	240,288
205,000	Western Digital Corp., 7.375%, 4/01/2023, 144A	218,325
660,000	Western Digital Corp., 10.500%, 4/01/2024, 144A	706,200

		11,148,733

	Transportation Services – 0.3%
185,000	APL Ltd., 8.000%, 1/15/2024(e)(f)	122,100
5,521	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 1/02/2018(c)	5,617
105,279	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(c)(i)	107,648
115,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.125%, 6/01/2022, 144A	110,975

		346,340

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wireless – 3.3%
$ 220,000	Altice Luxembourg S.A., 7.625%, 2/15/2025, 144A	$214,775
970,000	Altice Luxembourg S.A., 7.750%, 5/15/2022, 144A	979,700
690,000	Numericable-SFR S.A., 6.000%, 5/15/2022, 144A	671,025
496,000	Sprint Capital Corp., 6.875%, 11/15/2028	389,360
1,060,000	Sprint Corp., 7.250%, 9/15/2021	903,650
585,000	T-Mobile USA, Inc., 6.125%, 1/15/2022	613,519
395,000	Wind Acquisition Finance S.A., 4.750%, 7/15/2020, 144A	387,100

		4,159,129

	Wirelines – 3.0%
20,000	CenturyLink, Inc., 5.625%, 4/01/2020	20,750
245,000	CenturyLink, Inc., 6.450%, 6/15/2021	248,981
25,000	CenturyLink, Inc., Series W, 6.750%, 12/01/2023	24,563
220,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	207,680
15,000	Frontier Communications Corp., 7.000%, 11/01/2025	12,094
235,000	Frontier Communications Corp., 7.450%, 7/01/2035	166,556
480,000	Frontier Communications Corp., 10.500%, 9/15/2022	507,900
640,000	Level 3 Communications, Inc., 5.750%, 12/01/2022	648,000
95,000	Level 3 Financing, Inc., 5.125%, 5/01/2023	94,169
645,000	Level 3 Financing, Inc., 5.250%, 3/15/2026, 144A	632,100
110,000	Level 3 Financing, Inc., 5.375%, 8/15/2022	111,100
35,000	Level 3 Financing, Inc., 5.375%, 5/01/2025	34,737
480,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	388,800
5,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	4,775
375,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	375,469
290,000	Telecom Italia Capital S.A., 7.721%, 6/04/2038	301,600

		3,779,274

	Total Non-Convertible Bonds (Identified Cost $117,112,229)	115,020,783

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – 5.6%

	Building Materials – 0.7%
$ 835,000	CalAtlantic Group, Inc., 0.250%, 6/01/2019	$772,897
165,000	KB Home, 1.375%, 2/01/2019	157,575

		930,472

	Consumer Cyclical Services – 0.0%
10,000	Macquarie Infrastructure Corp., 2.875%, 7/15/2019	11,419

	Consumer Products – 0.4%
550,000	Iconix Brand Group, Inc., 1.500%, 3/15/2018	444,812

	Diversified Operations – 0.4%
485,000	RWT Holdings, Inc., 5.625%, 11/15/2019	474,694

	Energy – 0.2%
475,000	Hornbeck Offshore Services, Inc., 1.500%, 9/01/2019	272,531

	Healthcare – 0.4%
400,000	Brookdale Senior Living, Inc., 2.750%, 6/15/2018	390,750
85,000	Nevro Corp., 1.750%, 6/01/2021	89,197

		479,947

	Leisure – 0.6%
830,000	Rovi Corp., 0.500%, 3/01/2020	783,205

	Metals & Mining – 0.4%
430,000	RTI International Metals, Inc., 1.625%, 10/15/2019	455,800

	Midstream – 0.3%
185,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	170,662
250,000	Whiting Petroleum Corp., Series 2, 1.250%, 6/05/2020	223,125

		393,787

	Pharmaceuticals – 0.9%
27,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	29,987
511,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	590,844
560,000	Ironwood Pharmaceuticals, Inc., 2.250%, 6/15/2022	573,650

		1,194,481

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	REITs—Mortgage – 0.0%
$ 20,000	Redwood Trust, Inc., 4.625%, 4/15/2018	$19,763

	Technology – 1.3%
490,000	Brocade Communications Systems, Inc., 1.375%, 1/01/2020	480,812
70,000	Ciena Corp., 3.750%, 10/15/2018, 144A	81,681
220,000	Cypress Semiconductor Corp., 4.500%, 1/15/2022, 144A	235,125
325,000	Micron Technology, Inc., Series G, 3.000%, 11/15/2043	248,219
665,000	Nuance Communications, Inc., 1.000%, 12/15/2035, 144A	584,369
35,000	Viavi Solutions, Inc., 0.625%, 8/15/2033	34,103

		1,664,309

	Total Convertible Bonds (Identified Cost $7,488,755)	7,125,220

	Total Bonds and Notes (Identified Cost $124,600,984)	122,146,003

Senior Loans – 0.1%

	Chemicals – 0.1%
153,450	Chemours Co. (The), Term Loan B, 3.750%, 5/12/2022 (b) (Identified Cost $152,805)	147,772

Shares
Preferred Stocks – 1.1%

	Food & Beverage – 0.1%
1,817	Bunge Ltd., 4.875%	168,090

	Midstream – 0.2%
641	Chesapeake Energy Corp., 5.750%(g)	179,079
13	Chesapeake Energy Corp., 5.750%, 144A(g)	3,632
90	Chesapeake Energy Corp., 5.750%(g)	24,019

		206,730

	Pharmaceuticals – 0.8%
1,174	Allergan PLC, Series A, 5.500%	978,670

	Total Preferred Stocks (Identified Cost $1,834,363)	1,353,490

Common Stocks – 0.0%

	Energy Equipment & Services – 0.0%
2,515	Hercules Offshore, Inc.(g)	3,496

Shares	Description	Value (†)
Common Stocks – continued

	Oil, Gas & Consumable Fuels – 0.0%
5,700	Rex Energy Corp.(g)	$3,765

	Total Common Stocks (Identified Cost $500,890)	7,261

Warrants – 0.0%

1,657	FairPoint Communications, Inc., Expiration on 1/24/2018 at $48.81(c)(e)(g) (Identified Cost $0)	—

Principal Amount
Short-Term Investments – 1.3%

$ 1,859	Repurchase Agreement with State Street Bank and Trust Company, dated 6/30/2016 at 0.000% to be repurchased at $1,859 on 7/01/2016 collateralized by $1,900 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $1,945 including accrued interest(j)	1,859
1,629,284	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2016 at 0.030% to be repurchased at $1,629,285 on 7/01/2016 collateralized by $1,610,000 U.S. Treasury Note, 1.750% due 9/30/2022 valued at $1,666,350 including accrued interest(j)	1,629,284

	Total Short-Term Investments (Identified Cost $1,631,143)	1,631,143

	Total Investments – 98.6% (Identified Cost $128,720,185)(a)	125,285,669
	Other assets less liabilities – 1.4%	1,807,772

	Net Assets – 100.0%	$127,093,441

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been substantiated by the adviser are considered and classified as fair valued securities.

As of June 30, 2016, securities of the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$1,050,300	0.8%	$113,269	0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2016, the net unrealized depreciation on investments based on a cost of $128,878,365 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$3,627,415
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(7,220,111)

Net unrealized depreciation	$(3,592,696)

(b)	Variable rate security. Rate as of June 30, 2016 is disclosed.

(c)	Fair valued by the Fund’s adviser. At June 30, 2016, the value of these securities amounted to $113,269 or 0.1% of net assets.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Illiquid security.
(f)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2016, the value of these securities amounted to $1,050,300 or 0.8% of net assets.
(g)	Non-income producing security.
(h)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(i)	Maturity has been extended under the terms of a plan of reorganization.
(j)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2016, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the value of Rule 144A holdings amounted to $46,746,757 or 36.8% of net assets.
ABS	Asset-Backed Securities
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2		Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$2,729,258		$60,158	(a)	$2,789,416
Home Construction	—	2,190,319		4	(b)	2,190,323
Non-Agency Commercial Mortgage-Backed Securities	—	1,226,037		572,300	(a)	1,798,337
Transportation Services	—	233,075		113,265	(b)	346,340
All Other Non-Convertible Bonds*	—	107,896,367		—		107,896,367

Total Non-Convertible Bonds	—	114,275,056		745,727		115,020,783

Convertible Bonds
Midstream	—	170,662		223,125	(a)	393,787
All Other Convertible Bonds*	—	6,731,433		—		6,731,433

Total Convertible Bonds	—	6,902,095		223,125		7,125,220

Total Bonds and Notes	—	121,177,151		968,852		122,146,003

Senior Loans*	—	147,772		—		147,772
Preferred Stocks
Convertible Preferred Stocks
Midstream	—	206,730		—		206,730
All Other Convertible Preferred Stocks*	1,146,760	—		—		1,146,760

Total Convertible Preferred Stocks	1,146,760	206,730		—		1,353,490

Total Preferred Stocks	1,146,760	206,730		—		1,353,490

Common Stocks*	7,261	—		—		7,261
Warrants	—	—	(c)	—		—
Short-Term Investments	—	1,631,143		—		1,631,143

Total	$1,154,021	$123,162,796		$968,852		$125,285,669

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(a)	Valued using broker-dealer bid prices for which the inputs are unobservable to the Fund.
(b)	Fair valued by the Fund’s adviser.
(c)	Fair valued at zero.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2015 and/or June 30, 2016:

Investments in Securities	Balance as of September 30, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2016		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2016
Bonds and Notes
Non-Convertible Bonds
ABS Other	$241,176	$—	$—	$—	$—	$—	$—	$(241,176)	$—		$—
Airlines	—	—	—	(1,153)	—	(16,729)	78,040	—	60,158		(1,153)
Home Construction	—	204	—	(12,220)	—	—	12,020	—	4		(12,220)
Non-Agency Commercial
Mortgage-Backed
Securities	590,000	—	—	(17,700)	—	—	—	—	572,300		(17,700)
Retailers	307,361	—	—	—	—	—	—	(307,361)	—		—
Transportation Services	167,081	—	7,976	(11,150)	—	(50,642)	—	—	113,265		(1,402)
Convertible Bonds
Midstream	—	22	—	8,591	214,512	—	—	—	223,125		8,591
Warrants	—	—	—	—	—	—	—	—	—	(a)	—

Total	$1,305,618	$226	$7,976	$(33,632)	$214,512	$(67,371)	$90,060	$(548,537)	$968,852		$(23,884)

(a)	Includes securities fair valued at zero using Level 3 inputs.

A debt security valued at $241,176 was transferred from Level 3 to Level 2 during the period ended June 30, 2016. At September 30, 2015, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At June 30, 2016, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $78,040 was transferred from Level 2 to Level 3 during the period ended June 30, 2016. At September 30, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security.

Debt securities valued at $12,020 were transferred from Level 2 to Level 3 during the period ended June 30, 2016. At September 30, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2016, these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

A debt security valued at $307,361 was transferred from Level 3 to Level 2 during the period ended June 30, 2016. At September 30, 2015, this security was valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the security. At June 30, 2016, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2016 (Unaudited)

Technology	10.1%
Independent Energy	8.6
Cable Satellite	7.3
Finance Companies	6.1
Midstream	5.8
Banking	5.2
Healthcare	4.4
Metals & Mining	4.2
Pharmaceuticals	4.0
Wireless	3.3
Wirelines	3.0
Aerospace & Defense	2.9
Building Materials	2.6
ABS Home Equity	2.2
Airlines	2.2
Automotive	2.0
Other Investments, less than 2% each	23.4
Short-Term Investments	1.3

Total Investments	98.6
Other assets less liabilities	1.4

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2016 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 96.5% of Net Assets

	Treasuries – 96.5%
$ 1,740,220	U.S. Treasury Inflation Indexed Bond, 0.750%, 2/15/2045(b)	$1,747,629
565,387	U.S. Treasury Inflation Indexed Bond, 1.000%, 2/15/2046(b)	610,382
2,762,867	U.S. Treasury Inflation Indexed Bond, 3.375%, 4/15/2032(b)	4,046,161
7,308,026	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020(b)	7,475,694
5,723,015	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2021(b)	5,863,852
3,888,500	U.S. Treasury Inflation Indexed Note, 0.250%, 1/15/2025(b)	3,947,737
3,374,336	U.S. Treasury Inflation Indexed Note, 0.375%, 7/15/2025(b)(c)	3,474,513
1,553,462	U.S. Treasury Inflation Indexed Note, 0.625%, 1/15/2026(b)	1,635,848

	Total Bonds and Notes (Identified Cost $27,984,621)	28,801,816

Notional Amount
Purchased Swaptions – 0.0%

	Interest Rate Swaptions – 0.0%
2,500,000	10-year Interest Rate Swap Call, expiring 9/19/2016, Pay 2.570%, Receive 3-month LIBOR (d) (Identified Cost $77,000)	71

Principal Amount
Short-Term Investments – 3.8%

1,105,393	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2016 at 0.030% to be repurchased at $1,105,394 on 7/01/2016 collateralized by $1,090,000 U.S. Treasury Note, 1.750% due 9/30/2022 valued at $1,128,150 including accrued interest(e)	1,105,393
10,000	U.S. Treasury Bills, 0.326%, 07/14/2016(f)	10,000

	Total Short-Term Investments (Identified Cost $1,115,392)	1,115,393

	Total Investments – 100.3% (Identified Cost $29,177,013)(a)	29,917,280
	Other assets less liabilities – (0.3)%	(77,238)

	Net Assets – 100.0%	$29,840,042

Notional Amount	Description	Value (†)
Written Swaptions – (0.0%)

	Interest Rate Swaptions – 0.0%
2,500,000	10-year Interest Rate Swap Call, expiring 9/19/2016, Pay 3-month LIBOR, Receive 3.070% (d) (Premiums Received $34,250)	$(7)

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available.

Other swaptions not priced through an independent pricing service are valued based on prices obtained from broker-dealers.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2016, the net unrealized appreciation on investments based on a cost of $29,177,013 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$817,196
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(76,929)

Net unrealized appreciation	$740,267

At September 30, 2015, the Fund had a short-term capital loss carryforward of $596,617 with no expiration date and a long-term capital loss carryforward of $1,263,205 with no expiration date. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Treasury Inflation Protected Security (TIPS).
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(d)	Counterparty is Bank of America, N.A.

(e)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2016, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(f)	Interest rate represents discount rate at time of purchase; not a coupon rate.
LIBOR	London Interbank Offered Rate

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At June 30, 2016, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	9/21/2016	3	$437,016	$(10,314)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$28,801,816	$—	$28,801,816
Purchased Swaptions*	—	71	—	71
Short-Term Investments	—	1,115,393	—	1,115,393

Total	$—	$29,917,280	$—	$29,917,280

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Swaptions*	$—	$(7)	—	$(7)
Futures Contracts (unrealized depreciation)	(10,314)	—	—	(10,314)
Total	$(10,314)	$(7)	—	$(10,321)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended June 30, 2016, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include swaptions and futures contracts.

The Fund may use interest rate swaptions to gain exposure, such as to enter into a contract to benefit from a rise or fall in interest rates. During the period ended June 30, 2016, the Fund engaged in interest rate swaptions for this purpose.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts or interest rate swaptions to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended June 30, 2016, the Fund used futures and interest rate swaptions to manage duration and used interest rate swaptions to hedge against changes in interest rates.

The following is a summary of derivative instruments for the Fund, as of June 30, 2016:

Assets	Investments at value[1]
Over-the-counter asset derivatives Interest rate contracts	$71

Liabilities	Swaptions written at value	Unrealized depreciation on futures contracts
Over-the-counter liability derivatives Interest rate contracts	$(7)	$—
Exchange-traded/cleared liability derivatives Interest rate contracts	—	(10,314)

Total liability derivatives	$(7)	$(10,314)

[1]	Represents purchased swaptions, at value.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter (“OTC”) derivatives, including interest rate swaptions, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of June 30, 2016, the Fund did not hold any derivative positions subject to these provisions that are in a net liability position by counterparty.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures include, but are not limited to, minimum counterparty credit rating requirements and monitoring of counterparty credit default swap spreads. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of thecontracts and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, each as of June 30, 2016:

Maximum Amount of Loss - Gross	Maximum Amount of Loss – Net
$ 71	$64

Industry Summary at June 30, 2016 (Unaudited)

Treasuries	96.5%
Interest Rate Swaptions	0.0
Short-Term Investments	3.8

Total Investments	100.3
Other assets less liabilities (including open written swaptions and futures contracts)	(0.3)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2016 (Unaudited)

Loomis Sayles Institutional High Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 84.0% of Net Assets

Non-Convertible Bonds – 71.5%

	Aerospace & Defense – 2.3%
$ 3,220,000	Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/2021	$3,397,100
345,000	Bombardier, Inc., 6.125%, 1/15/2023, 144A	294,113
135,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	90,125
2,175,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	1,718,250
1,165,000	Huntington Ingalls Industries, Inc., 5.000%, 11/15/2025, 144A	1,231,987
1,900,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	1,771,750
5,200,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	5,447,000
2,610,000	Textron Financial Corp., (fixed rate to 2/15/2017, variable rate thereafter), 6.000%, 2/15/2067, 144A	1,592,100
625,000	TransDigm, Inc., 6.500%, 5/15/2025	626,563

		16,168,988

	Airlines – 2.6%
4,890,000	Air Canada, 7.625%, 10/01/2019, 144A, (CAD)	3,950,569
4,080,000	Air Canada, 7.750%, 4/15/2021, 144A	4,233,000
351,452	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	353,209
810,000	Allegiant Travel Co., 5.500%, 7/15/2019	828,225
429,303	American Airlines Pass Through Trust, Series 2013-2, Class C, 6.000%, 1/15/2017, 144A	435,923
191,754	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	209,127
21,655	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	22,293
348,974	United Airlines Pass Through Trust, Series 2014-1, Class B, 4.750%, 10/11/2023	351,494
1,150,000	United Continental Holdings, Inc., 6.375%, 6/01/2018	1,198,875
232,203	US Airways Pass Through Trust, Series 2010-1B, Class B, 8.500%, 10/22/2018	239,341
1,184,774	US Airways Pass Through Trust, Series 2011-1B, Class B, 9.750%, 4/22/2020	1,316,024
246,313	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	272,673
2,039,981	US Airways Pass Through Trust, Series 2013-1, Class B, 5.375%, 5/15/2023	2,093,531
1,750,000	Virgin Australia Holdings Ltd., 8.500%, 11/15/2019, 144A	1,811,250
179,408	Virgin Australia Pass Through Trust, Series 2013-1B, 6.000%, 4/23/2022, 144A	182,548

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Airlines – continued
$ 274,538	Virgin Australia Pass Through Trust, Series 2013-1C, 7.125%, 10/23/2018, 144A	$274,538

		17,772,620

	Automotive – 1.1%
1,000,000	American Axle & Manufacturing, Inc., 6.625%, 10/15/2022	1,070,000
230,000	Ford Motor Co., 7.125%, 11/15/2025	284,738
2,090,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	2,267,650
3,505,000	Lear Corp., 5.375%, 3/15/2024	3,689,012

		7,311,400

	Banking – 1.4%
915,000	Bank of America Corp., Series K, (fixed rate to 1/30/2018, variable rate thereafter), 8.000%(b)	909,281
4,520,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	3,315,701
160,000	RBS Capital Trust II, (fixed rate to 1/03/2034, variable rate thereafter), 6.425%(b)	165,600
3,545,000	Royal Bank of Scotland Group PLC, 4.700%, 7/03/2018	3,626,897
105,000	Royal Bank of Scotland Group PLC, 5.250%, (EUR)(b)	106,648
1,545,000	Royal Bank of Scotland Group PLC, 5.500%, (EUR)(b)	1,578,959
85,000	Royal Bank of Scotland Group PLC, (fixed rate to 9/30/2017, variable rate thereafter), 7.640%(b)	80,750

		9,783,836

	Brokerage – 0.3%
350,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	301,000
1,615,000	Jefferies Group LLC, 6.250%, 1/15/2036	1,623,968

		1,924,968

	Building Materials – 1.2%
4,325,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	3,979,000
670,000	Masco Corp., 6.500%, 8/15/2032	715,225
3,245,000	NCI Building Systems, Inc., 8.250%, 1/15/2023, 144A	3,487,694

		8,181,919

	Cable Satellite – 1.7%
125,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	126,939
60,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023, 144A	60,337

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Cable Satellite – continued
$ 70,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025, 144A	$71,050
2,215,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	2,331,066
300,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027, 144A	309,750
3,215,000	CSC Holdings LLC, 5.250%, 6/01/2024	2,925,650
1,390,000	DISH DBS Corp., 5.000%, 3/15/2023	1,264,900
2,686,000	DISH DBS Corp., 5.875%, 11/15/2024	2,497,980
1,720,000	DISH DBS Corp., 7.750%, 7/01/2026, 144A	1,771,600
170,000	Time Warner Cable, Inc., 4.500%, 9/15/2042	158,346

		11,517,618

	Chemicals – 3.0%
1,025,000	Aruba Investments, Inc., 8.750%, 2/15/2023, 144A	991,688
1,060,000	GCP Applied Technologies, Inc., 9.500%, 2/01/2023, 144A	1,184,550
4,043,000	Hercules, Inc., 6.500%, 6/30/2029	3,325,367
2,564,000	Hexion, Inc., 7.875%, 2/15/2023(c)(d)	641,000
3,687,000	Hexion, Inc., 8.875%, 2/01/2018	3,198,472
2,641,000	Hexion, Inc., 9.200%, 3/15/2021(c)(d)	739,480
3,190,000	Hexion, Inc./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	2,157,238
1,405,000	INEOS Group Holdings S.A., 5.875%, 2/15/2019, 144A	1,403,244
4,680,000	Kraton Polymers LLC/Kraton Polymers Capital Corp., 10.500%, 4/15/2023, 144A	4,984,200
2,971,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	2,324,807

		20,950,046

	Construction Machinery – 0.7%
1,370,000	United Rentals North America, Inc., 5.500%, 7/15/2025	1,349,450
2,320,000	United Rentals North America, Inc., 5.750%, 11/15/2024	2,337,400
1,140,000	United Rentals North America, Inc., 5.875%, 9/15/2026	1,131,450

		4,818,300

	Consumer Cyclical Services – 0.3%
135,000	ServiceMaster Co. LLC (The), 7.100%, 3/01/2018	139,725

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Consumer Cyclical Services – continued
$ 1,902,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	$1,954,305

		2,094,030

	Consumer Products – 0.2%
385,000	Avon Products, Inc., 4.200%, 7/15/2018	355,163
805,000	Avon Products, Inc., 5.750%, 3/01/2018	792,925

		1,148,088

	Electric – 1.1%
455,000	AES Corp. (The), 4.875%, 5/15/2023	449,313
200,000	AES Corp. (The), 5.500%, 4/15/2025	200,750
1,423,000	DPL, Inc., 6.750%, 10/01/2019	1,444,345
340,000	Dynegy, Inc., 7.375%, 11/01/2022	328,100
665,000	Dynegy, Inc., 7.625%, 11/01/2024	638,400
1,100,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	1,168,398
1,000,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	1,055,000
2,430,000	NRG Energy, Inc., 7.250%, 5/15/2026, 144A	2,417,850

		7,702,156

	Environmental – 0.1%
536,000	Advanced Disposal Services, Inc., 8.250%, 10/01/2020	541,360

	Finance Companies – 3.3%
1,000,000	AGFC Capital Trust I, (fixed rate to 1/15/2017, variable rate thereafter), 6.000%, 1/15/2067, 144A	460,000
250,000	General Electric Co., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	179,901
970,000	General Electric Co., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	701,591
240,000	International Lease Finance Corp., 4.625%, 4/15/2021	247,200
60,000	International Lease Finance Corp., 6.250%, 5/15/2019	64,275
300,000	International Lease Finance Corp., 8.250%, 12/15/2020	354,696
3,980,000	iStar, Inc., 4.875%, 7/01/2018	3,840,700
1,190,000	iStar, Inc., 5.000%, 7/01/2019	1,109,675
840,000	iStar, Inc., 5.850%, 3/15/2017	850,500
1,900,000	iStar, Inc., 6.500%, 7/01/2021	1,795,500

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Finance Companies – continued
$ 1,984,000		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	$1,775,680
885,000		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	896,062
815,000		Navient Corp., MTN, 6.125%, 3/25/2024	715,163
875,000		Navient LLC, MTN, 7.250%, 1/25/2022	833,438
115,000		Navient LLC, Series A, MTN, 5.000%, 6/15/2018	114,425
5,550,000		Navient LLC, Series A, MTN, 5.625%, 8/01/2033(c)(e)	3,898,875
1,040,000		Oxford Finance LLC/Oxford Finance Co-Issuer, Inc., 7.250%, 1/15/2018, 144A	1,030,900
3,205,000		Springleaf Finance Corp., 5.250%, 12/15/2019	2,984,656
805,000		Springleaf Finance Corp., 8.250%, 10/01/2023	764,750

			22,617,987

		Food & Beverage – 0.4%
1,350,000		DS Services of America, Inc., 10.000%, 9/01/2021, 144A	1,515,375
1,081,000		Wells Enterprises, Inc., 6.750%, 2/01/2020, 144A	1,118,835

			2,634,210

		Government Guaranteed – 0.5%
4,720,000		Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	3,551,013

		Government Owned - No Guarantee – 0.2%
900,000		Petrobras Global Finance BV, 5.625%, 5/20/2043	639,000
75,000	(††)	Petroleos Mexicanos, 7.650%, 11/24/2021, 144A, (MXN)	397,538

			1,036,538

		Healthcare – 5.4%
1,080,000		BioScrip, Inc., 8.875%, 2/15/2021	999,000
2,825,000		HCA, Inc., 5.875%, 5/01/2023	3,008,625
1,065,000		HCA, Inc., 7.050%, 12/01/2027	1,080,975
970,000		HCA, Inc., 7.500%, 12/15/2023	1,018,500
4,660,000		HCA, Inc., 7.500%, 11/06/2033	4,959,988
1,815,000		HCA, Inc., 7.690%, 6/15/2025	1,942,050
375,000		HCA, Inc., 8.360%, 4/15/2024	423,750
2,945,000		HCA, Inc., MTN, 7.580%, 9/15/2025	3,121,700

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Healthcare – continued
$ 3,875,000	HCA, Inc., MTN, 7.750%, 7/15/2036	$4,030,000
2,475,000	Hologic, Inc., 5.250%, 7/15/2022, 144A	2,586,375
1,465,000	Kindred Healthcare, Inc., 8.000%, 1/15/2020	1,457,675
540,000	Tenet Healthcare Corp., 5.000%, 3/01/2019	522,450
1,555,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	1,488,913
9,829,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	7,924,631
2,554,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	2,597,724

		37,162,356

	Home Construction – 1.5%
300,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	245,250
882,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(c)(e)	635,040
595,000	K. Hovnanian Enterprises, Inc., 8.000%, 11/01/2019, 144A	407,575
4,885,000	Lennar Corp., 4.500%, 6/15/2019	5,070,141
400,000	PulteGroup, Inc., 6.000%, 2/15/2035	398,000
2,425,000	TRI Pointe Group, Inc., 4.875%, 7/01/2021	2,418,938
1,000,000	TRI Pointe Holdings, Inc./TRI Pointe Group, Inc., 5.875%, 6/15/2024	1,016,250

		10,191,194

	Independent Energy – 7.4%
530,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024	518,043
480,000	Anadarko Petroleum Corp., 4.500%, 7/15/2044	440,847
4,910,000	Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A	3,203,775
1,050,000	Bonanza Creek Energy, Inc., 5.750%, 2/01/2023	422,625
220,000	Bonanza Creek Energy, Inc., 6.750%, 4/15/2021	90,200
370,000	California Resources Corp., 5.000%, 1/15/2020	195,175
6,115,000	California Resources Corp., 5.500%, 9/15/2021	3,088,075
995,000	California Resources Corp., 6.000%, 11/15/2024	487,550
140,000	California Resources Corp., 8.000%, 12/15/2022, 144A	99,400
1,000,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	635,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
150,000	Chesapeake Energy Corp., 6.250%, 1/15/2017, (EUR)	$156,891
630,000	Continental Resources, Inc., 3.800%, 6/01/2024	549,675
325,000	Continental Resources, Inc., 4.500%, 4/15/2023	303,063
2,040,000	Continental Resources, Inc., 5.000%, 9/15/2022	1,994,100
6,850,000	Eclipse Resources Corp., 8.875%, 7/15/2023	6,473,250
500,000	Halcon Resources Corp., 9.750%, 7/15/2020(f)	113,750
405,000	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 4/01/2022	332,100
1,115,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	825,100
7,815,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	6,017,550
1,680,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	1,551,900
160,000	Oasis Petroleum, Inc., 7.250%, 2/01/2019	153,200
1,075,000	OGX Austria GmbH, 8.375%, 4/01/2022, 144A(c)(d)(g)	—
400,000	OGX Austria GmbH, 8.500%, 6/01/2018, 144A(c)(d)(g)	—
565,000	QEP Resources, Inc., 5.250%, 5/01/2023	519,800
340,000	Range Resources Corp., 5.000%, 8/15/2022	320,450
5,250,000	Rex Energy Corp., (Step to 8.000% on 10/01/2017), 1.000%, 10/01/2020, 144A(k)	1,128,750
2,241,000	RSP Permian, Inc., 6.625%, 10/01/2022	2,308,230
1,140,000	Sanchez Energy Corp., 6.125%, 1/15/2023	880,650
1,270,000	SM Energy Co., 5.000%, 1/15/2024	1,085,850
545,000	SM Energy Co., 5.625%, 6/01/2025	468,700
572,000	SM Energy Co., 6.125%, 11/15/2022	525,525
145,000	SM Energy Co., 6.500%, 11/15/2021	135,938
660,000	Southwestern Energy Co., 4.050%, 1/23/2020	648,450
2,495,000	Southwestern Energy Co., 4.100%, 3/15/2022	2,226,787
5,390,000	Southwestern Energy Co., 4.950%, 1/23/2025	5,160,925
1,000,000	Ultra Petroleum Corp., 5.750%, 12/15/2018, 144A(g)	672,500
700,000	Ultra Petroleum Corp., 6.125%, 10/01/2024, 144A(g)	491,750

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$ 3,981,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	$3,662,520
910,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	821,275
1,690,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	1,510,437
950,000	WPX Energy, Inc., 5.250%, 1/15/2017	952,375

		51,172,181

	Industrial Other – 0.3%
1,340,000	Broadspectrum Ltd., 8.375%, 5/15/2020, 144A	1,430,450
635,000	Cleaver-Brooks, Inc., 8.750%, 12/15/2019, 144A	630,238

		2,060,688

	Integrated Energy – 0.0%
1,075,000	Pacific Exploration and Production Corp., 5.125%, 3/28/2023, 144A(g)	198,875
625,000	Pacific Exploration and Production Corp., 5.625%, 1/19/2025, 144A(g)	115,625

		314,500

	Life Insurance – 1.1%
4,400,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(b)	4,609,880
280,000	MetLife Capital Trust X, 9.250%, 4/08/2068, 144A	384,248
1,530,000	MetLife, Inc., 10.750%, 8/01/2069	2,378,385

		7,372,513

	Local Authorities – 0.2%
2,095,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	1,666,732

	Media Entertainment – 0.4%
1,000,000	iHeartCommunications, Inc., 9.000%, 3/01/2021	705,000
1,890,000	iHeartCommunications, Inc., 9.000%, 9/15/2022	1,294,650
739,000	R.R. Donnelley & Sons Co., 7.625%, 6/15/2020	774,103

		2,773,753

	Metals & Mining – 6.4%
4,146,853	1839688 Alberta ULC, PIK, 14.000%, 2/13/2020(c)(e)(g)(h)	415
500,000	AK Steel Corp., 7.625%, 10/01/2021	453,750
2,210,000	Alcoa, Inc., 5.125%, 10/01/2024	2,204,475
650,000	Alcoa, Inc., 5.400%, 4/15/2021	690,625

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Metals & Mining – continued
$ 3,155,000	Alcoa, Inc., 5.950%, 2/01/2037	$2,949,925
3,000,000	ArcelorMittal, 6.250%, 8/05/2020	3,150,000
5,685,000	Barminco Finance Pty Ltd., 9.000%, 6/01/2018, 144A	5,059,650
1,880,000	Barrick Gold Corp., 5.250%, 4/01/2042	1,918,916
210,000	Cliffs Natural Resources, Inc., 8.000%, 9/30/2020, 144A	177,450
945,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A(c)(e)(g)	172,463
290,000	First Quantum Minerals Ltd., 7.250%, 10/15/2019, 144A	249,400
4,530,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	3,499,425
785,000	Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc., 6.500%, 11/15/2020	786,664
12,000,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	9,630,000
3,960,000	Hecla Mining Co., 6.875%, 5/01/2021	3,791,700
535,000	Lundin Mining Corp., 7.500%, 11/01/2020, 144A	545,700
1,860,000	Lundin Mining Corp., 7.875%, 11/01/2022, 144A	1,901,850
800,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	648,000
4,000,000	United States Steel Corp., 6.650%, 6/01/2037	2,680,000
750,000	United States Steel Corp., 7.375%, 4/01/2020	705,712
3,680,000	United States Steel Corp., 7.500%, 3/15/2022	3,218,848

		44,434,968

	Midstream – 1.3%
800,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022, 144A	758,000
2,545,000	Gibson Energy, Inc., 5.375%, 7/15/2022, 144A, (CAD)	1,839,385
5,415,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	5,556,331
764,273	Transportadora de Gas del Sur S.A., 9.625%, 5/14/2020, 144A	810,130

		8,963,846

	Non-Agency Commercial Mortgage-Backed Securities – 0.2%
320,000	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.988%, 8/10/2045(i)	288,928
1,434,396	Motel 6 Trust, Series 2015-M6MZ, Class M, 8.230%, 2/05/2020, 144A(c)(e)	1,406,712

		1,695,640

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Oil Field Services – 1.6%
$ 1,790,000	Basic Energy Services, Inc., 7.750%, 10/15/2022	$680,200
3,255,000	FTS International, Inc., 6.250%, 5/01/2022	1,269,450
1,330,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A(c)(e)(g)	399,000
3,072,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A(c)(e)(g)	921,600
6,050,000	Pioneer Energy Services Corp., 6.125%, 3/15/2022	4,235,000
3,006,000	Precision Drilling Corp., 6.625%, 11/15/2020	2,727,945
4,675,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019, 144A	257,125
530,000	Transocean, Inc., 6.800%, 3/15/2038	345,825

		10,836,145

	Packaging – 1.0%
335,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.000%, 6/30/2021, 144A	332,488
4,050,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 8.250%, 2/15/2021	4,236,786
1,830,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	1,905,487
510,000	Sealed Air Corp., 6.875%, 7/15/2033, 144A	540,600

		7,015,361

	Property & Casualty Insurance – 0.6%
1,920,000	MBIA Insurance Corp., 11.888%, 1/15/2033, 144A(f)(i)	710,400
3,245,000	Sirius International Group, (fixed rate to 6/30/2017, variable rate thereafter), 7.506%, 144A(b)	3,257,169

		3,967,569

	Railroads – 0.1%
314,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)(e)	307,136
30,000	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(c)(e)	29,933

		337,069

	REITs - Office Property – 0.1%
470,000	Highwoods Realty LP, 5.850%, 3/15/2017	483,304

	Restaurants – 0.1%
405,000	Wagamama Finance PLC, 7.875%, 2/01/2020, 144A, (GBP)	547,917

	Retailers – 1.9%
1,895,000	Dillard’s, Inc., 7.750%, 7/15/2026	2,171,859

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Retailers – continued
$ 1,679,000	Foot Locker, Inc., 8.500%, 1/15/2022	$1,985,418
500,000	Group 1 Automotive, Inc., 5.000%, 6/01/2022	492,500
1,925,000	J.C. Penney Corp., Inc., 5.650%, 6/01/2020	1,809,500
675,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	688,500
165,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	124,938
1,265,000	J.C. Penney Corp., Inc., 8.125%, 10/01/2019	1,308,883
3,005,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	375,625
4,890,000	Toys “R” Us, Inc., 7.375%, 10/15/2018	4,156,500

		13,113,723

	Supermarkets – 4.0%
6,060,000	New Albertson’s, Inc., 7.450%, 8/01/2029	5,878,200
2,865,000	New Albertson’s, Inc., 7.750%, 6/15/2026	2,746,819
10,375,000	New Albertson’s, Inc., 8.000%, 5/01/2031	10,284,218
5,625,000	New Albertson’s, Inc., 8.700%, 5/01/2030	5,625,000
1,100,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	979,000
825,000	Safeway, Inc., 3.950%, 8/15/2020	767,250
1,570,000	SUPERVALU, Inc., 7.750%, 11/15/2022	1,310,636

		27,591,123

	Technology – 1.9%
940,000	Advanced Micro Devices, Inc., 7.000%, 7/01/2024	794,300
1,499,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	1,562,707
4,210,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	4,325,775
3,420,000	Amkor Technology, Inc., 6.375%, 10/01/2022	3,291,750
1,000,000	Micron Technology, Inc., 5.500%, 2/01/2025	850,000
2,210,000	Microsemi Corp., 9.125%, 4/15/2023, 144A	2,431,000
12,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	13,196

		13,268,728

	Transportation Services – 0.4%
3,285,000	APL Ltd., 8.000%, 1/15/2024(c)(e)	2,168,100

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Transportation Services – continued
$ 355,384		Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 1/02/2018(d)	$361,603
87,732		Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(d)(j)	89,706
42,921		Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 1/02/2018(d)	42,921
195,103		Atlas Air Pass Through Trust, Series 1999-1, Class C, 8.770%, 7/02/2012(d)(j)	200,956
2,826		Atlas Air Pass Through Trust, Series 2000-1, Class C, 9.702%, 7/02/2011(d)(j)	2,940

			2,866,226

		Treasuries – 8.3%
2,385,000		Hellenic Republic Government Bond, 3.375%, 7/17/2017, 144A, (EUR)	2,548,440
350,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2024, (EUR)(k)	280,609
270,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2035, (EUR)(k)	182,015
170,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2036, (EUR)(k)	113,040
40,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2037, (EUR)(k)	26,726
490,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2038, (EUR)(k)	325,168
635,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2039, (EUR)(k)	418,579
60,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2040, (EUR)(k)	39,651
1,540,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2041, (EUR)(k)	1,017,525
110,000	(††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	685,905
310,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	1,896,272
1,595,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	9,916,576
75,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	493,989
490,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	3,436,627
15,955,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	12,274,024
1,575,000		Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	216,541
1,590,000		Norway Government Bond, 4.250%, 5/19/2017, 144A, (NOK)	196,154
2,260,000		Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	301,168
4,170,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	1,220,247
48,865,000		Republic of Iceland, 6.000%, 10/13/2016, (ISK)	290,156
24,750,000		Republic of Iceland, 7.250%, 10/26/2022, (ISK)	154,761

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Treasuries – continued
50,205,000	Republic of Iceland, 8.750%, 2/26/2019, (ISK)	$316,800
20,850,000	U.S. Treasury Note, 0.750%, 1/31/2018	20,906,191

		57,257,164

	Wireless – 1.2%
29,970,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	1,570,419
7,280,000	Sprint Capital Corp., 6.875%, 11/15/2028	5,714,800
215,000	Sprint Capital Corp., 8.750%, 3/15/2032	183,825
605,000	Sprint Communications, Inc., 6.000%, 11/15/2022	476,074
760,000	Sprint Corp., 7.125%, 6/15/2024	606,100

		8,551,218

	Wirelines – 5.7%
1,350,000	CenturyLink, Inc., 7.650%, 3/15/2042	1,140,750
1,495,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	1,259,538
385,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	363,440
2,595,000	Communications Sales & Leasing, Inc./CSL Capital LLC, 8.250%, 10/15/2023	2,632,316
500,000	Consolidated Communications, Inc., 6.500%, 10/01/2022	448,750
1,620,000	FairPoint Communications, Inc., 8.750%, 8/15/2019, 144A	1,595,700
1,945,000	Frontier Communications Corp., 6.875%, 1/15/2025	1,632,584
465,000	Frontier Communications Corp., 7.000%, 11/01/2025	374,906
4,851,000	Frontier Communications Corp., 7.875%, 1/15/2027	4,026,330
902,000	Frontier Communications Corp., 8.750%, 4/15/2022	906,510
2,600,000	Frontier Communications Corp., 9.000%, 8/15/2031	2,286,375
940,000	Frontier Communications Corp., 11.000%, 9/15/2025	972,900
1,160,000	Level 3 Communications, Inc., 5.750%, 12/01/2022	1,174,500
1,375,000	Level 3 Financing, Inc., 5.375%, 8/15/2022	1,388,750
200,000	Oi Brasil Holdings Cooperatief UA, 5.750%, 2/10/2022, 144A	30,500
900,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	149,816
2,100,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	354,232

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
$ 800,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	$648,000
1,385,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	1,412,700
5,332,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	4,537,532
645,000	Qwest Corp., 7.250%, 9/15/2025	688,026
1,407,000	Qwest Corp., 7.250%, 10/15/2035	1,418,785
2,827,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	2,699,785
2,140,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	2,126,625
610,000	Windstream Services LLC, 7.500%, 6/01/2022	549,000
4,155,000	Windstream Services LLC, 7.500%, 4/01/2023	3,708,338
260,000	Windstream Services LLC, 7.750%, 10/15/2020	254,800
375,000	Windstream Services LLC, 7.750%, 10/01/2021	353,438

		39,134,926

	Total Non-Convertible Bonds (Identified Cost $516,647,310)	492,533,921

Convertible Bonds – 12.0%

	Building Materials – 1.6%
3,510,000	CalAtlantic Group, Inc., 0.250%, 6/01/2019	3,248,944
2,050,000	CalAtlantic Group, Inc., 1.250%, 8/01/2032	2,203,750
770,000	KB Home, 1.375%, 2/01/2019	735,350
2,295,000	Lennar Corp., 3.250%, 11/15/2021	4,512,543

		10,700,587

	Consumer Products – 0.4%
3,622,000	Iconix Brand Group, Inc., 1.500%, 3/15/2018	2,929,293

	Diversified Manufacturing – 0.4%
2,315,000	Trinity Industries, Inc., 3.875%, 6/01/2036	2,503,094

	Finance Companies – 0.1%
390,000	Euronet Worldwide, Inc., 1.500%, 10/01/2044	447,281

	Healthcare – 0.2%
1,325,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(k)	1,699,313

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Leisure – 0.4%
$ 3,000,000	Rovi Corp., 0.500%, 3/01/2020	$2,830,860

	Metals & Mining – 0.4%
1,895,000	RTI International Metals, Inc., 1.625%, 10/15/2019	2,008,700
460,000	TimkenSteel Corp., 6.000%, 6/01/2021	483,863

		2,492,563

	Midstream – 1.5%
6,200,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	4,991,000
4,800,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	4,428,000
1,365,000	Whiting Petroleum Corp., Series 2, 1.250%, 6/05/2020	1,218,262

		10,637,262

	Pharmaceuticals – 0.2%
225,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	249,891
310,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	358,437
750,000	Intercept Pharmaceuticals, Inc., 3.250%, 7/01/2023	750,000
255,000	Ironwood Pharmaceuticals, Inc., 2.250%, 6/15/2022	261,216

		1,619,544

	Property & Casualty Insurance – 1.2%
6,533,000	Old Republic International Corp., 3.750%, 3/15/2018	8,345,907

	Technology – 5.6%
2,345,000	Brocade Communications Systems, Inc., 1.375%, 1/01/2020	2,301,031
7,895,000	Ciena Corp., 0.875%, 6/15/2017	7,801,247
4,140,000	Ciena Corp., 3.750%, 10/15/2018, 144A	4,830,863
3,595,000	Intel Corp., 3.250%, 8/01/2039	5,844,122
42,744	Liberty Interactive LLC, 3.500%, 1/15/2031	38,531
9,900,000	Micron Technology, Inc., Series G, 3.000%, 11/15/2043	7,561,125
9,260,000	Nuance Communications, Inc., 1.000%, 12/15/2035, 144A	8,137,225
989,000	Nuance Communications, Inc., 1.500%, 11/01/2035	955,621

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Technology – continued
$ 830,000	Viavi Solutions, Inc., 0.625%, 8/15/2033	$808,731

		38,278,496

	Total Convertible Bonds (Identified Cost $73,280,666)	82,484,200

Municipals – 0.5%

	District of Columbia – 0.1%
540,000	Metropolitan Washington Airports Authority, Series D, 8.000%, 10/01/2047	755,968

	Puerto Rico – 0.4%
4,260,000	Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.000%, 7/01/2035 (f)	2,838,225

	Total Municipals (Identified Cost $4,102,466)	3,594,193

	Total Bonds and Notes (Identified Cost $594,030,442)	578,612,314

Loan Participations – 0.1%

	ABS Other – 0.1%
661,978	Rise Ltd., Series 2014-1, Class B, 6.500%, 2/15/2039)(c)(e)(i)(l) (Identified Cost $666,943)	652,048

Senior Loans – 1.1%

	Chemicals – 0.3%
530,799	Emerald Performance Materials LLC, New 1st Lien Term Loan, 4.500%, 8/01/2021(i)	526,818
235,214	Emerald Performance Materials LLC, New 2nd Lien Term Loan, 7.750%, 8/01/2022(i)	229,334
1,610,000	Houghton International, Inc., New 2nd Lien Term Loan, 9.750%, 12/20/2020(i)	1,573,775

		2,329,927

	Diversified Manufacturing – 0.1%
511,149	Ameriforge Group, Inc., 1st Lien Term Loan, 5.000%, 12/19/2019(i)	293,057

	Financial Other – 0.1%
730,750	DBRS Ltd., Term Loan, 6.250%, 3/04/2022(i)	721,616

	Media Entertainment – 0.0%
43,583	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(i)	16,997

	Oil Field Services – 0.1%
436,364	FTS International, Inc., New Term Loan B, 5.750%, 4/16/2021(i)	169,872
157,180	Petroleum Geo-Services ASA, New Term Loan B, 3.250%, 3/19/2021(i)	103,249

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued

	Oil Field Services – continued
$ 95,596	UTEX Industries, Inc., 2nd Lien Term Loan 2014, 8.250%, 5/22/2022(i)	$45,886

		319,007

	Other Utility – 0.1%
409,038	PowerTeam Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(i)	406,481
325,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(i)	315,250

		721,731

	Retailers – 0.0%
306,368	Toys “R” Us Property Co. I LLC, New Term Loan B, 6.000%, 8/21/2019(i)	274,582

	Supermarkets – 0.1%
837,246	Supervalu, Inc., Refi Term Loan B, 5.500%, 3/21/2019(i)	835,152

	Technology – 0.0%
128,399	IQOR U.S., Inc., 2nd Lien Term Loan, 9.750%, 4/01/2022(c)(e)(i)	90,307

	Transportation Services – 0.0%
151,818	OSG Bulk Ships, Inc., OBS Term Loan, 5.250%, 8/05/2019(i)	145,745

	Wirelines – 0.3%
725,625	Fairpoint Communications, Inc., Refi Term Loan, 7.500%, 2/14/2019(i)	722,752
720,044	Hawaiian Telcom Communications, Inc., Term Loan B, 5.250%, 6/06/2019(i)	719,143
532,532	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/12/2021(c)(e)(i)	487,267

		1,929,162

	Total Senior Loans (Identified Cost $8,364,847)	7,677,283

Shares
Common Stocks – 10.1%

	Airlines – 0.3%
52,244	United Continental Holdings, Inc.(f)	2,144,094

	Automobiles – 1.6%
876,900	Ford Motor Co.	11,022,633

	Chemicals – 0.1%
4,302	PPG Industries, Inc.	448,053

	Containers & Packaging – 0.1%
40,621	Owens-Illinois, Inc.(f)	731,584

	Diversified Telecommunication Services – 0.2%
117,962	Telefonica S.A., Sponsored ADR	1,118,280

Shares	Description	Value (†)
Common Stocks – continued

	Electronic Equipment, Instruments & Components – 3.3%
1,119,766	Corning, Inc.	$22,932,808

	Energy Equipment & Services – 0.0%
142,224	Hercules Offshore, Inc.(f)	197,691

	Household Durables – 0.1%
6,775	KB Home	103,048
8,126	Newell Brands, Inc.	394,680

		497,728

	Metals & Mining – 0.1%
202,147	ArcelorMittal, (Registered)	942,005
6,543	Cliffs Natural Resources, Inc.(f)	37,099

		979,104

	Multi-Utilities – 0.1%
10,224	CMS Energy Corp.	468,873

	Oil, Gas & Consumable Fuels – 0.4%
2,846	Chesapeake Energy Corp.	12,181
23,429	OGX Petroleo e Gas S.A., Sponsored ADR	8,528
82,985	Repsol YPF S.A., Sponsored ADR	1,059,719
78,750	Rex Energy Corp.(f)	52,014
33,796	Royal Dutch Shell PLC, Sponsored ADR	1,866,215

		2,998,657

	Pharmaceuticals – 0.7%
64,900	Bristol-Myers Squibb Co.	4,773,395

	REITs - Apartments – 0.0%
6,185	Apartment Investment & Management Co., Class A	273,130

	REITs - Shopping Centers – 0.0%
7,868	DDR Corp.	142,725

	Semiconductors & Semiconductor Equipment – 2.9%
603,280	Intel Corp.	19,787,584

	Trading Companies & Distributors – 0.2%
20,913	United Rentals, Inc.(f)	1,403,262

	Total Common Stocks (Identified Cost $67,210,423)	69,919,601

Preferred Stocks – 1.7%

Convertible Preferred Stocks – 1.4%

	Banking – 0.0%
138	Wells Fargo & Co., Series L, Class A, 7.500%	179,290

	Communications – 0.0%
191	Cincinnati Bell, Inc., 6.750%	9,462

Shares	Description	Value (†)
Preferred Stocks – continued

Convertible Preferred Stocks – continued

	Electric – 0.1%
17,119	AES Trust III, 6.750%	$891,215

	Energy – 0.7%
93,733	El Paso Energy Capital Trust I, 4.750%	4,713,833

	Midstream – 0.2%
12,537	Chesapeake Energy Corp., 5.000%(f)	300,763
190	Chesapeake Energy Corp., Series A, 5.750%, 144A(f)	50,706
3,000	Chesapeake Energy Corp., 5.750%, 144A(f)	838,125

		1,189,594

	REITs - Diversified – 0.2%
15	Crown Castle International Corp., Series A, 4.500%	1,813
24,288	Weyerhaeuser Co., Series A, 6.375%	1,223,386

		1,225,199

	REITs - Mortgage – 0.2%
36,193	iStar, Inc., Series J, 4.500%	1,639,181

	Total Convertible Preferred Stocks (Identified Cost $11,481,092)	9,847,774

Non-Convertible Preferred Stocks – 0.3%

	Banking – 0.1%
18,000	Bank of America Corp., 6.375%	464,940
7,075	Countrywide Capital IV, 6.750%	182,181

		647,121

	Finance Companies – 0.1%
5,300	iStar, Inc., Series F, 7.800%	119,303
2,575	iStar, Inc., Series G, 7.650%	57,680
12,475	SLM Corp., Series A, 6.970%	611,899

		788,882

	Home Construction – 0.1%
96,887	Hovnanian Enterprises, Inc., 7.625%(f)	482,497

	REITs - Warehouse/Industrials – 0.0%
3,363	ProLogis, Inc., Series Q, 8.540%	230,786

Shares	Description	Value (†)
	Total Non-Convertible Preferred Stocks (Identified Cost $1,932,685)	$2,149,286

	Total Preferred Stocks (Identified Cost $13,413,777)	11,997,060

Warrants – 0.0%
34,303	FairPoint Communications, Inc., Expiration on 1/24/2018 at $48.81(c)(d)(f) (Identified Cost $—)	—

Principal Amount (‡)
Short-Term Investments – 1.9%

$ 86,963	Repurchase Agreement with State Street Bank and Trust Company, dated 6/30/2016 at 0.000% to be repurchased at $86,963 on 7/01/2016 collateralized by $86,700 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $88,767 including accrued interest(m)	86,963
12,885,994	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2016 at 0.030% to be repurchased at $12,886,005 on 7/01/2016 collateralized by $12,700,000 U.S. Treasury Note, 1.750% due 9/30/2022 valued at $13,144,500 including accrued interest(m)	12,885,994

	Total Short-Term Investments (Identified Cost $12,972,957)	12,972,957

	Total Investments – 98.9% (Identified Cost $696,659,389)(a)	681,831,263
	Other assets less liabilities – 1.1%	7,322,447

	Net Assets – 100.0%	$689,153,710

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been substantiated by the adviser are considered and classified as fair valued securities.

As of June 30, 2016, securities of the Fund were fair valued as follows:

Securities		Securities fair
classified as	Percentage of	valued by the	Percentage of
fair valued	Net Assets	Fund’s adviser	Net Assets
$ 11,168,896	1.6%	$2,078,606	0.3%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2016, the net unrealized depreciation on investments based on a cost of $697,690,787 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$65,241,819
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(81,101,343)

Net unrealized depreciation	$(15,859,524)

(b)	Perpetual bond with no specified maturity date.
(c)	Illiquid security.
(d)	Fair valued security by the Fund’s investment adviser. At June 30, 2016, the value of this security amounted to $2,078,606 or 0.3% of net assets.
(e)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures At June 30, 2016, the value of these securities amounted to $11,168,896 or 1.6% of net assets.
(f)	Non-income producing security.
(g)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(h)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.
(i)	Variable rate security. Rate as of June 30, 2016 is disclosed.
(j)	Maturity has been extended under the terms of a plan of reorganization.
(k)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(l)	The Fund may invest in loans to corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. When a Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan.
(m)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2016, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the value of Rule 144A holdings amounted to $131,262,059 or 19.0% of net assets.
ABS	Asset-Backed Securities
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
GO	General Obligation
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2		Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$17,498,082		$274,538	(a)	$17,772,620
Chemicals	—	19,569,566		1,380,480	(b)	20,950,046
Independent Energy	—	—		—	(c)	—
Non-Agency Commercial Mortgage-Backed Securities	—	288,928		1,406,712	(a)	1,695,640
Transportation Services	—	2,168,100		698,126	(b)	2,866,226
All Other Non-Convertible Bonds*	—	449,249,389		—		449,249,389

Total Non-Convertible Bonds	—	488,774,065		3,759,856		492,533,921

Convertible Bonds
Midstream	—	9,419,000		1,218,262	(a)	10,637,262
All Other Convertible Bonds*	—	71,846,938		—		71,846,938

Total Convertible Bonds	—	81,265,938		1,218,262		82,484,200

Municipals*	—	3,594,193		—		3,594,193

Total Bonds and Notes	—	573,634,196		4,978,118		578,612,314

Loan Participations *	—	—		652,048	(a)	652,048	(a)
Senior Loans*	—	7,677,283		—		7,677,283
Common Stocks*	69,919,601	—		—		69,919,601
Preferred Stocks
Convertible Preferred Stocks
Midstream	—	888,831		300,763	(a)	1,189,594
REITs - Mortgage	—	1,639,181		—		1,639,181
All Other Convertible Preferred Stocks*	7,018,999	—		—		7,018,999

Total Convertible Preferred Stocks	7,018,999	2,528,012		300,763		9,847,774

Non-Convertible Preferred Stocks*	1,918,500	230,786		—		2,149,286

Total Preferred Stocks	8,937,499	2,528,012		300,763		11,997,060

Warrants	—	—	(c)	—		—
Short-Term Investments	—	12,972,957		—		12,972,957

Total	$78,857,100	$597,043,234		$5,930,929		$681,831,263

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices for which the inputs are unobservable to the Fund.
(b)	Fair valued by the Fund’s adviser.
(c)	Fair valued at zero.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2015 and/or June 30, 2016:

Investments in Securities	Balance as of September 30, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2016		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2016
Bonds and Notes
Non-Convertible Bonds
Airlines	$1,492,764	$—	$—	$(5,263)	$—	$(76,343)	$356,144	$(1,492,764)	$274,538		$(5,263)
Chemicals	—	73,268	—	(1,761,757)	—	—	3,068,969	—	1,380,480		(1,761,755)
Independent Energy	—	51,805	—	(51,896)	—	—	91	—	—		—
Metals & Mining	1,326,993	—	—	—	—	—	—	(1,326,993)	—		—
Non-Agency Commercial Mortgage- Backed Securities	1,451,808	—	—	(39,492)	—	(5,604)	—	—	1,406,712		(39,446)
Oil Field Services	1,916,750	—	—	—	—	—	—	(1,916,750)	—		—
Retailers	1,843,065	—	—	—	—	—	—	(1,843,065)	—		—
Transportation Services	786,339	—	15,110	(24,283)	—	(79,040)	—	—	698,126		(6,592)
Convertible Bonds
Midstream	—	302	—	547,383	670,577	—	—	—	1,218,262		547,383
Loan Participations
ABS Other	701,799	—	(273)	(13,149)	—	(36,329)	—	—	652,048		(13,240)
Convertible Preferred Stocks
Midstream	—	—	—	(330,789)	—	—	631,552	—	300,763		(330,789)
Warrants	—	—	—	—	—	—	—	—	—	(a)	—

	$9,519,518	$125,375	$14,837	$(1,679,246)	$670,577	$(197,316)	$4,056,756	$(6,579,572)	$5,930,929		$(1,627,348)

(a)	Includes securities fair valued at zero.

A debt security valued at $356,144 was transferred from Level 2 to Level 3 during the period ended June 30, 2016. At September 30, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security.

Debt securities valued at $3,069,060 were transferred from Level 2 to Level 3 during the period ended June 30, 2016. At September 30, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2016, these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

A debt security valued at $1,492,764 was transferred from Level 3 to Level 2 during the period ended June 30, 2016. At September 30, 2015, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At June 30, 2016, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Debt securities valued at $5,086,808 were transferred from Level 3 to Level 2 during the period ended June 30, 2016. At September 30, 2015, these securities were valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the securities. At June 30, 2016, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A preferred stock valued at $631,552 was transferred from Level 2 to Level 3 during the period ended June 30, 2016. At September 30, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2016 (Unaudited)

Treasuries	8.3%
Technology	7.5
Independent Energy	7.4
Metals & Mining	6.9
Wirelines	6.0
Healthcare	5.6
Supermarkets	4.1
Finance Companies	3.5
Chemicals	3.4
Electronic Equipment, Instruments & Components	3.3
Midstream	3.0
Airlines	2.9
Semiconductors & Semiconductor Equipment	2.9
Building Materials	2.8
Aerospace & Defense	2.3
Other Investments, less than 2% each	27.1
Short-Term Investments	1.9

Total Investments	98.9
Other assets less liabilities	1.1

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2016 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 96.3% of Net Assets

Non-Convertible Bonds – 96.1%

	ABS Car Loan – 7.5%
$ 195,000	Ally Master Owner Trust, Series 2014-1, Class A2, 1.290%, 1/15/2019	$195,097
89,000	AmeriCredit Automobile Receivables Trust, Series 2014-1, Class B, 1.680%, 7/08/2019	89,271
147,000	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.470%, 11/09/2020	148,858
170,000	AmeriCredit Automobile Receivables Trust, Series 2015-2, Class C, 2.400%, 1/08/2021	172,367
375,000	AmeriCredit Automobile Receivables Trust, Series 2015-3, Class C, 2.730%, 3/08/2021	381,621
152,000	AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.890%, 1/10/2022	155,279
72,000	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.870%, 11/08/2021	73,428
210,000	Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 2.460%, 7/20/2020, 144A	212,966
360,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A	371,742
75,117	California Republic Auto Receivables Trust, Series 2013-2, Class A2, 1.230%, 3/15/2019	75,121
12,175	California Republic Auto Receivables Trust, Series 2014-1, Class A3, 0.850%, 5/15/2018	12,172
225,000	California Republic Auto Receivables Trust, Series 2016-2, Class A3, 1.560%, 7/15/2020	225,392
96,039	Capital Auto Receivables Asset Trust, Series 2014-2, Class A3, 1.260%, 5/21/2018	96,096
371,000	Capital Auto Receivables Asset Trust, Series 2015-1, Class A3, 1.610%, 6/20/2019	372,706
6,258	CarFinance Capital Auto Trust, Series 2014-1A, Class A, 1.460%, 12/17/2018, 144A	6,254
155,921	CarFinance Capital Auto Trust, Series 2014-2A, Class A, 1.440%, 11/16/2020, 144A	155,230
34,141	CarMax Auto Owner Trust, Series 2013-4, Class A3, 0.800%, 7/16/2018	34,122
46,984	CarMax Auto Owner Trust, Series 2014-1, Class A3, 0.790%, 10/15/2018	46,905
20,086	CPS Auto Receivables Trust, Series 2013-D, Class A, 1.540%, 7/16/2018, 144A	20,086
87,572	CPS Auto Receivables Trust, Series 2014-C, Class A, 1.310%, 2/15/2019, 144A	87,470
465,000	CPS Auto Receivables Trust, Series 2015-A, Class B, 2.790%, 2/16/2021, 144A	463,111
31,560	Credit Acceptance Auto Loan Trust, Series 2013-2A, Class A, 1.500%, 4/15/2021, 144A	31,571
345,000	Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A, 1.880%, 3/15/2022, 144A	345,629
275,000	Credit Acceptance Auto Loan Trust, Series 2015-1A, Class B, 2.610%, 1/17/2023, 144A	275,269
800,000	Credit Acceptance Auto Loan Trust, Series 2016-2A, Class B, 3.180%, 5/15/2024, 144A	807,082

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Car Loan – continued
$ 322,000	Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.760%, 7/15/2021, 144A	$322,252
362,000	Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.190%, 7/15/2022, 144A	362,726
107,000	DT Auto Owner Trust, Series 2015-2A, Class D, 4.250%, 2/15/2022, 144A	106,964
335,000	DT Auto Owner Trust, Series 2015-3A, Class D, 4.530%, 10/17/2022, 144A	339,555
255,000	DT Auto Owner Trust, Series 2016-2A, Class D, 5.430%, 11/15/2022, 144A	262,563
118,793	Exeter Automobile Receivables Trust, Series 2014-1A, Class B, 2.420%, 1/15/2019, 144A	118,784
16,235	Exeter Automobile Receivables Trust, Series 2014-3A, Class A, 1.320%, 1/15/2019, 144A	16,211
215,030	Fifth Third Auto Trust, Series 2014-3, Class A3, 0.960%, 3/15/2019	215,030
62,913	First Investors Auto Owner Trust, Series 2013-3A, Class A3, 1.440%, 10/15/2019, 144A	62,877
55,760	First Investors Auto Owner Trust, Series 2014-1A, Class A3, 1.490%, 1/15/2020, 144A	55,698
290,000	Flagship Credit Auto Trust, Series 2015-2B, 3.080%, 12/15/2021, 144A	286,072
195,000	Flagship Credit Auto Trust, Series 2016-2, Class B, 3.840%, 9/15/2022, 144A	195,959
115,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class A, 2.260%, 11/15/2025, 144A	117,313
230,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2014-2, Class A, 2.310%, 4/15/2026, 144A	234,950
705,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2016-2, Class A, 2.030%, 12/15/2027, 144A	708,705
590,000	GM Financial Automobile Leasing Trust, Series 2016-2, Class A3, 1.620%, 9/20/2019	594,478
595,000	NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A, 1.920%, 10/15/2019, 144A	592,487
648	Prestige Auto Receivables Trust, Series 2014-1A, Class A2, 0.970%, 3/15/2018, 144A	648
299,000	Prestige Auto Receivables Trust, Series 2015-1, Class A3, 1.530%, 2/15/2021, 144A	299,262
89,000	Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.440%, 4/15/2021	89,797
80,000	Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.740%, 1/15/2021	81,260
121,000	Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.970%, 3/15/2021	123,406
188,000	Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.660%, 11/15/2021	191,179
103,126	SMART Trust/Australia, Series 2013-1US, Class A4A, 1.050%, 10/14/2018	102,985
172,311	SMART Trust/Australia, Series 2013-2US, Class A4A, 1.180%, 2/14/2019	171,811
331,000	World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.140%, 1/15/2020	331,419

		10,839,236

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Credit Card – 1.1%
$ 434,000	Bank of America Credit Card Trust, Series 2015-A2, Class A, 1.360%, 9/15/2020	$436,611
415,000	Barclays Dryrock Issuance Trust, Series 2014-3, Class A, 2.410%, 7/15/2022	426,947
260,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.880%, 1/23/2023	276,709
501,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023	525,182

		1,665,449

	ABS Home Equity – 1.4%
330,416	Colony American Finance Ltd., Series 2015-1, Class A, 2.896%, 10/15/2047, 144A	336,360
222,694	Colony American Homes, Series 2014-1A, Class A, 1.596%, 5/17/2031, 144A(b)	220,849
27,121	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 4.448%, 7/25/2021(b)(c)	24,096
19,895	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)	20,201
260,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DN1, Class M2, 2.853%, 1/25/2025(b)	262,106
500,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 2.303%, 10/25/2027(b)	499,524
26,540	RBSSP Resecuritization Trust, Series 2010-3, Class 9A1, 5.500%, 2/26/2035, 144A	26,806
208,815	Towd Point Mortgage Trust, Series 2015-2, Class 1AE2, 2.750%, 11/25/2060, 144A	211,628
339,008	Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.750%, 8/25/2055, 144A(b)	343,587
96,455	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A4, 2.880%, 5/01/2035(b)	97,507

		2,042,664

	ABS Other – 1.8%
48,722	CCG Receivables Trust, Series 2014-1, Class A2, 1.060%, 11/15/2021, 144A	48,676
133,313	DB Master Finance LLC, Series 2015-1A, Class A2I, 3.262%, 2/20/2045, 144A	134,552
46,717	FRS I LLC, Series 2013-1A, Class A1, 1.800%, 4/15/2043, 144A	45,900
64,182	Global Container Assets Ltd., Series 2013-1A, Class A1, 2.200%, 11/05/2028, 144A	64,029
398,000	John Deere Owner Trust, Series 2014-B, Class A4, 1.500%, 6/15/2021	399,592
230,000	OneMain Financial Issuance Trust, Series 2014-2A, Class A, 2.470%, 9/18/2024, 144A	230,499
385,000	OneMain Financial Issuance Trust, Series 2015-1A, Class A, 3.190%, 3/18/2026, 144A	388,965
350,000	OneMain Financial Issuance Trust, Series 2016-1A, Class A, 3.660%, 2/20/2029, 144A	357,799
250,877	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A	246,056

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Other – continued
$ 141,520	Springleaf Funding Trust, Series 2014-AA, Class A, 2.410%, 12/15/2022, 144A	$141,606
210,833	TAL Advantage V LLC, Series 2014-1A, Class A, 3.510%, 2/22/2039, 144A	205,688
86,621	TAL Advantage V LLC, Series 2014-2A, Class A2, 3.330%, 5/20/2039, 144A	84,515
210,417	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A	200,728

		2,548,605

	ABS Student Loan – 1.3%
452,442	North Carolina State Education Assistance Authority, Series 2011-2, Class A2, 1.438%, 7/25/2025(b)	444,832
185,512	SoFi Professional Loan Program LLC, Series 2015-A, Class A2, 2.420%, 3/25/2030, 144A	185,339
570,218	SoFi Professional Loan Program LLC, Series 2015-C, Class A2, 2.510%, 8/25/2033, 144A	570,344
295,000	SoFi Professional Loan Program LLC, Series 2016-B, Class A2B, 2.740%, 10/25/2032, 144A	299,297
414,735	South Carolina Student Loan Corp., Series 2010-1, Class A2, 1.638%, 7/25/2025(b)	411,678

		1,911,490

	Aerospace & Defense – 0.7%
536,000	Boeing Co. (The), 2.250%, 6/15/2026	538,462
54,000	Rockwell Collins, Inc., 1.003%, 12/15/2016(b)	54,017
450,000	Rolls-Royce PLC, 2.375%, 10/14/2020, 144A	460,872

		1,053,351

	Agency Commercial Mortgage-Backed Securities – 5.0%
648,018	FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2, 3.974%, 1/25/2021	713,052
509,476	FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2, 3.320%, 2/25/2023(b)	558,670
701,647	FHLMC Multifamily Structured Pass Through Certificates, Series K042, Class A2, 2.670%, 12/25/2024	737,310
373,646	FHLMC Multifamily Structured Pass Through Certificates, Series K704, Class A2, 2.412%, 8/25/2018	382,968
925,102	FHLMC Multifamily Structured Pass Through Certificates, Series K708, Class A2, 2.130%, 1/25/2019	947,360
321,775	FHLMC Multifamily Structured Pass Through Certificates, Series K709, Class A2, 2.086%, 3/25/2019	329,544
1,304,975	FHLMC Multifamily Structured Pass Through Certificates, Series K710, Class A2, 1.883%, 5/25/2019	1,330,559
1,014,484	FHLMC Multifamily Structured Pass Through Certificates, Series K711, Class A2, 1.730%, 7/25/2019	1,030,992
625,673	FHLMC Multifamily Structured Pass Through Certificates, Series KLH2, Class A, 1.153%, 11/25/2022(b)	626,847
603,327	FHLMC Multifamily Structured Pass Through Certificates, Series KP03, Class A2, 1.780%, 7/25/2019	612,422

		7,269,724

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Airlines – 0.4%
$ 143,000	American Airlines Pass Through Certificates, Series 2016-2, Class A, 3.650%, 12/15/2029	$148,005
74,239	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	83,808
377,370	Latam Airlines Pass Through Trust, Series 2015-1, Class A, 4.200%, 8/15/2029, 144A	345,105

		576,918

	Automotive – 1.4%
447,000	American Honda Finance Corp., MTN, 1.600%, 7/13/2018	451,979
220,000	Daimler Finance North America LLC, 2.450%, 5/18/2020, 144A	226,390
45,000	Delphi Automotive PLC, 3.150%, 11/19/2020	46,287
205,000	General Motors Financial Co., Inc., 3.200%, 7/06/2021	205,326
326,000	General Motors Financial Co., Inc., 3.450%, 4/10/2022	325,770
358,000	General Motors Financial Co., Inc., 3.700%, 5/09/2023	359,860
331,000	General Motors Financial Co., Inc., 4.250%, 5/15/2023	340,317
103,000	Magna International, Inc., 3.625%, 6/15/2024	108,642

		2,064,571

	Banking – 13.8%
545,000	Australia & New Zealand Banking Group Ltd., MTN, 2.300%, 6/01/2021	553,519
105,000	Bank of America Corp., 6.000%, 9/01/2017	110,387
49,000	Bank of Montreal, MTN, 1.400%, 9/11/2017	49,248
845,000	Bank of Nova Scotia, 1.650%, 6/14/2019	850,069
220,000	Barclays PLC, 3.650%, 3/16/2025	211,691
295,000	Bear Stearns Cos. LLC (The), 7.250%, 2/01/2018	321,578
480,000	Citigroup, Inc., 2.700%, 3/30/2021	488,541
219,000	Citigroup, Inc., 4.400%, 6/10/2025	228,988
430,000	Citizens Bank NA, Series BKNT, 2.500%, 3/14/2019	435,955
250,000	Comerica Bank, 2.500%, 6/02/2020	257,305
840,000	Commonwealth Bank of Australia, GMTN, 2.550%, 3/15/2021	865,830
355,000	Cooperatieve Rabobank UA, 3.950%, 11/09/2022	367,134
700,000	Credit Suisse Group Funding Guernsey Ltd., 3.800%, 6/09/2023, 144A	698,204

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$ 1,028,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	$1,031,538
445,000	Fifth Third Bank, 2.250%, 6/14/2021	451,941
215,000	Goldman Sachs Group, Inc. (The), 2.750%, 9/15/2020	219,460
259,000	Goldman Sachs Group, Inc. (The), 5.950%, 1/18/2018	275,910
765,000	HSBC Holdings PLC, 3.600%, 5/25/2023	781,807
185,000	HSBC USA, Inc., 2.375%, 11/13/2019	186,483
822,000	JPMorgan Chase & Co., 2.700%, 5/18/2023	830,360
246,000	JPMorgan Chase & Co., 6.000%, 1/15/2018	263,090
540,000	KeyBank NA, MTN, 3.400%, 5/20/2026	548,315
445,000	Lloyds Bank PLC, 1.750%, 3/16/2018	443,843
515,000	Lloyds Banking Group PLC, 4.650%, 3/24/2026	521,496
532,000	Macquarie Bank Ltd., 1.600%, 10/27/2017, 144A	532,568
492,000	Macquarie Bank Ltd., 2.850%, 1/15/2021, 144A	504,130
116,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	126,643
219,000	Merrill Lynch & Co., Inc., Series C, GMTN, 6.400%, 8/28/2017	231,081
460,000	Mizuho Bank Ltd., 1.800%, 3/26/2018, 144A	462,249
535,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	579,818
295,000	National Bank of Canada, 2.100%, 12/14/2018	298,922
535,000	Nordea Bank AB, 2.250%, 5/27/2021, 144A	541,846
295,000	Royal Bank of Canada, 1.250%, 6/16/2017	295,366
317,000	Royal Bank of Canada, 1.400%, 10/13/2017	317,958
652,000	Royal Bank of Canada, GMTN, 1.625%, 4/15/2019	656,835
305,000	Santander Bank NA, 2.000%, 1/12/2018	304,828
679,000	Santander Holdings USA, Inc., 2.700%, 5/24/2019	682,267
365,000	Santander UK Group Holdings PLC, 4.750%, 9/15/2025, 144A	360,262
380,000	Santander UK PLC, 2.500%, 3/14/2019	383,877
540,000	Societe Generale S.A., 4.750%, 11/24/2025, 144A	551,744

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$ 275,000	Societe Generale S.A., 5.000%, 1/17/2024, 144A	$285,974
890,000	Standard Chartered PLC, 4.050%, 4/12/2026, 144A	889,653
47,000	State Street Corp., 2.650%, 5/19/2026	47,958
255,000	US Bancorp, MTN, 3.100%, 4/27/2026	265,237
770,000	Wells Fargo Bank NA, 1.750%, 5/24/2019	780,416

		20,092,324

	Brokerage – 0.4%
430,000	Brookfield Finance, Inc., 4.250%, 6/02/2026	439,527
140,000	Nasdaq, Inc., 3.850%, 6/30/2026	142,243

		581,770

	Building Materials – 0.1%
107,000	Fortune Brands Home & Security, Inc., 3.000%, 6/15/2020	110,531
40,000	Masco Corp., 3.500%, 4/01/2021	40,812
27,000	Masco Corp., 7.125%, 3/15/2020	31,090

		182,433

	Cable Satellite – 0.1%
170,000	Cox Enterprises, Inc., 7.375%, 7/15/2027, 144A	205,535

	Chemicals – 0.3%
107,000	Airgas, Inc., 3.050%, 8/01/2020	111,369
107,000	Albemarle Corp., 3.000%, 12/01/2019	108,447
125,000	Eastman Chemical Co., 4.500%, 1/15/2021	136,306
45,000	Methanex Corp., 3.250%, 12/15/2019	43,706

		399,828

	Collateralized Mortgage Obligations – 2.1%
237,425	Government National Mortgage Association, Series 2014-H14, Class FA, 0.936%, 7/20/2064(b)	235,775
166,725	Government National Mortgage Association, Series 2014-H15, Class FA, 0.936%, 7/20/2064(b)	165,439
641,790	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	647,305
670,790	Government National Mortgage Association, Series 2016-H06, Class FC, 1.356%, 2/20/2066(b)	673,918
1,337,777	Government National Mortgage Association, Series 2016-H10, Class FJ, 1.057%, 4/20/2066(b)	1,337,311

		3,059,748

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Construction Machinery – 0.4%
$ 174,000	John Deere Capital Corp., 2.450%, 9/11/2020	$179,711
326,000	John Deere Capital Corp., MTN, 2.800%, 3/06/2023	342,717

		522,428

	Consumer Cyclical Services – 0.5%
225,000	Alibaba Group Holding Ltd., 2.500%, 11/28/2019	227,630
313,000	Expedia, Inc., 5.000%, 2/15/2026, 144A	324,772
67,000	Western Union Co. (The), 3.350%, 5/22/2019	68,647
116,000	Western Union Co. (The), 3.650%, 8/22/2018	120,544

		741,593

	Diversified Manufacturing – 0.3%
330,000	Fortive Corp., 2.350%, 6/15/2021, 144A	334,840
80,000	Snap-On, Inc., 4.250%, 1/15/2018	83,762

		418,602

	Electric – 2.2%
425,000	Commonwealth Edison Co., 2.550%, 6/15/2026	432,095
197,000	Delmarva Power & Light Co., 3.500%, 11/15/2023	212,897
232,000	Dominion Resources, Inc., 1.950%, 8/15/2016	232,223
107,000	Duke Energy Indiana LLC, 0.979%, 7/11/2016(b)	107,007
130,000	Duke Energy Progress LLC, 0.880%, 3/06/2017(b)	129,810
393,000	Entergy Louisiana LLC, 3.050%, 6/01/2031	402,569
451,000	Exelon Corp., 2.450%, 4/15/2021	457,345
179,000	Exelon Generation Co. LLC, 2.950%, 1/15/2020	184,131
116,000	Exelon Generation Co. LLC, 4.250%, 6/15/2022	123,721
188,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	184,240
456,000	NextEra Energy Capital Holdings, Inc., Series F, 2.056%, 9/01/2017	459,203
273,000	Southern Co. (The), 2.750%, 6/15/2020	282,946

		3,208,187

	Environmental – 0.1%
210,000	Republic Services, Inc., 2.900%, 7/01/2026	212,975

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Finance Companies – 0.2%
$ 228,000	FS Investment Corp., 4.750%, 5/15/2022	$232,423

	Food & Beverage – 0.5%
9,000	Anheuser-Busch Cos. LLC, 5.000%, 3/01/2019	9,826
313,000	Coca-Cola Co. (The), 3.300%, 9/01/2021	339,988
430,000	Molson Coors Brewing Co., 2.100%, 7/15/2021	431,307

		781,121

	Government Owned - No Guarantee – 0.3%
397,000	Ecopetrol S.A., 5.875%, 9/18/2023	408,910

	Health Insurance – 0.5%
695,000	Aetna, Inc., 1.700%, 6/07/2018	700,577

	Healthcare – 0.7%
41,000	Agilent Technologies, Inc., 6.500%, 11/01/2017	43,369
85,000	CR Bard, Inc., 3.000%, 5/15/2026	87,121
245,000	Express Scripts Holding Co., 3.000%, 7/15/2023	245,274
183,000	Life Technologies Corp., 6.000%, 3/01/2020	206,522
36,000	Quest Diagnostics, Inc., 4.700%, 4/01/2021	39,612
94,000	Quest Diagnostics, Inc., 4.750%, 1/30/2020	103,091
255,000	Stryker Corp., 2.000%, 9/30/2016	255,744

		980,733

	Hybrid ARMs – 0.2%
67,156	FHLMC, 2.539%, 1/01/2035(b)	71,136
196,491	FHLMC, 2.880%, 5/01/2036(b)	209,508

		280,644

	Independent Energy – 0.4%
14,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	14,736
107,000	ConocoPhillips Co., 2.875%, 11/15/2021	108,877
156,000	Devon Energy Corp., 5.850%, 12/15/2025	172,081
179,000	Encana Corp., 6.500%, 5/15/2019	189,740

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$ 103,000	Newfield Exploration Co., 5.750%, 1/30/2022	$104,288

		589,722

	Industrial Other – 0.3%
440,000	Hutchison Whampoa International 14 Ltd., 1.625%, 10/31/2017, 144A	442,006

	Integrated Energy – 0.8%
340,000	BP Capital Markets PLC, 2.750%, 5/10/2023	342,595
143,000	BP Capital Markets PLC, 3.062%, 3/17/2022	147,756
94,000	Shell International Finance BV, 1.625%, 11/10/2018	94,954
572,000	Shell International Finance BV, 1.875%, 5/10/2021	575,031

		1,160,336

	Life Insurance – 1.4%
165,000	AIG Global Funding, 1.650%, 12/15/2017, 144A	165,720
402,000	Jackson National Life Global Funding, 3.050%, 4/29/2026, 144A	407,389
371,000	New York Life Global Funding, 1.450%, 12/15/2017, 144A	373,066
286,000	Prudential Financial, Inc., 3.500%, 5/15/2024	297,184
344,000	Reliance Standard Life Global Funding II, 2.150%, 10/15/2018, 144A	347,212
63,000	Unum Group, 5.625%, 9/15/2020	70,732
345,000	Voya Financial, Inc., 3.650%, 6/15/2026	346,626

		2,007,929

	Media Entertainment – 0.3%
112,000	S&P Global, Inc, 3.300%, 8/14/2020	117,179
49,000	Scripps Networks Interactive, Inc., 3.950%, 6/15/2025	52,172
201,000	Time Warner, Inc., 3.550%, 6/01/2024	213,542

		382,893

	Metals & Mining – 0.6%
125,000	Alcoa, Inc., 6.750%, 7/15/2018	135,313
130,000	Allegheny Technologies, Inc., 5.950%, 1/15/2021	107,900
164,000	Barrick North America Finance LLC, 4.400%, 5/30/2021	176,580
273,000	Glencore Funding LLC, 2.125%, 4/16/2018, 144A	265,217

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Metals & Mining – continued
$ 31,000	Reliance Steel & Aluminum Co., 4.500%, 4/15/2023	$31,692
169,000	Rio Tinto Finance USA PLC, 3.500%, 3/22/2022	177,844

		894,546

	Midstream – 1.3%
116,000	DCP Midstream Operating LP, 4.950%, 4/01/2022	113,970
255,000	Energy Transfer Partners LP, 2.500%, 6/15/2018	253,823
125,000	Energy Transfer Partners LP, 4.650%, 6/01/2021	129,060
246,000	Kinder Morgan Energy Partners LP, 4.150%, 3/01/2022	248,866
255,000	Kinder Morgan, Inc., 5.625%, 11/15/2023, 144A	273,137
201,000	National Fuel Gas Co., 5.200%, 7/15/2025	208,469
232,000	Plains All American Pipeline LP/PAA Finance Corp., 3.650%, 6/01/2022	227,518
45,000	TransCanada PipeLines Ltd., 2.500%, 8/01/2022	44,700
143,000	Williams Partners LP, 3.600%, 3/15/2022	135,471
179,000	Williams Partners LP, 5.250%, 3/15/2020	184,167

		1,819,181

	Mortgage Related – 3.8%
6,032	FHLMC, 3.000%, 10/01/2026	6,342
639	FHLMC, 6.500%, 1/01/2024	734
103	FHLMC, 8.000%, 7/01/2025	117
229	FNMA, 6.000%, 9/01/2021	235
251,072	GNMA, 4.312%, 2/20/2063	272,893
462,687	GNMA, 4.356%, 2/20/2063	499,958
202,873	GNMA, 4.496%, 10/20/2062	218,979
445,007	GNMA, 4.500%, 4/20/2063	482,858
253,793	GNMA, 4.505%, 4/20/2063	275,542
283,326	GNMA, 4.514%, 5/20/2062	302,245
245,592	GNMA, 4.520%, 5/20/2062	260,891
250,697	GNMA, 4.549%, 3/20/2063	272,099

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Mortgage Related – continued
$ 247,983	GNMA, 4.560%, 3/20/2062	$263,514
167,931	GNMA, 4.567%, 7/20/2062	179,936
288,009	GNMA, 4.575%, 2/20/2063	311,230
212,984	GNMA, 4.604%, 6/20/2062	227,066
434,691	GNMA, 4.636%, 11/20/2064	465,347
243,236	GNMA, 4.685%, 8/20/2061	254,271
582,537	GNMA, 4.689%, 5/20/2064	668,465
2,090	GNMA, 6.500%, 12/15/2023	2,385
338	GNMA, 8.500%, 9/15/2022	343
921	GNMA, 9.500%, 1/15/2019	985
516,738	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065	519,401

		5,485,836

	Natural Gas – 0.1%
107,000	NiSource Finance Corp., 6.125%, 3/01/2022	127,327

	Non-Agency Commercial Mortgage-Backed Securities – 9.7%
33,655	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	34,640
491,600	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.865%, 1/10/2048	542,971
361,996	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.283%, 5/10/2058	380,696
992,138	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314%, 4/10/2049	1,052,822
263,676	Commercial Mortgage Pass Through Certificates, Series 2013-CR8, Class A5, 3.612%, 6/10/2046(b)	286,841
84,913	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	87,639
232,393	Commercial Mortgage Pass Through Certificates, Series 2014-CR15, Class A2, 2.928%, 2/10/2047	240,226
205,578	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047	219,084
478,193	Commercial Mortgage Pass Through Certificates, Series 2014-LC17, Class A3, 3.723%, 10/10/2047	512,414
730,000	Commercial Mortgage Pass Through Certificates, Series 2014-TWC, Class A, 1.285%, 2/13/2032, 144A(b)	725,357
804,436	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class A5, 3.765%, 2/10/2049	879,070
415,625	Commercial Mortgage Trust, Series 2016-CR28, Class A4, 3.762%, 2/10/2049	455,064

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$ 259,523	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.890%, 6/15/2039(b)	$264,017
155,688	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 6.138%, 9/15/2039(b)	160,694
332,185	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040(b)	343,515
84,913	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617%, 11/15/2048	90,945
228,152	GP Portfolio Trust, Series 2014-GPP, Class A, 1.392%, 2/15/2027, 144A(b)	226,576
230,686	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	239,554
279,624	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	282,194
340,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033, 144A(b)	360,038
878,124	GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.988%, 8/10/2045(b)	899,715
236,862	GS Mortgage Securities Trust, Series 2014-GC20, Class A3, 3.680%, 4/10/2047	256,018
366,465	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 5.927%, 6/15/2049(b)	373,055
168,522	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	171,048
120,665	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047	130,226
313,755	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class A, 1.422%, 7/15/2031, 144A(b)	313,220
520,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class A, 2.142%, 7/15/2036, 144A(b)	519,674
286,022	Merrill Lynch Mortgage Trust, Series 2007-C1, Class A4, 6.021%, 6/12/2050(b)	292,372
522,156	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.378%, 8/12/2048	527,697
211,835	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051(b)	215,262
263,676	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 2/15/2047	280,845
129,604	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306%, 4/15/2048	137,855
701,647	Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049(b)	714,823
185,000	SCG Trust, Series 2013-SRP1, Class B, 2.942%, 11/15/2026, 144A(b)	181,167
366,465	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3, 5.889%, 6/15/2049(b)	377,680
378,586	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.678%, 5/15/2046	389,850
201,109	Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426%, 3/15/2059	215,755
224,134	WFCG Commercial Mortgage Trust, Series 2015-BXRP, Class A, 1.564%, 11/15/2029, 144A(b)	220,316

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$ 178,764	WFRBS Commercial Mortgage Trust, Series 2004-C19, Class A3, 3.660%, 3/15/2047	$191,992
348,589	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ABS, 3.638%, 5/15/2047	376,998

		14,169,925

	Oil Field Services – 0.4%
98,000	Nabors Industries, Inc., 4.625%, 9/15/2021	89,928
139,000	Nabors Industries, Inc., 5.000%, 9/15/2020	130,789
143,000	Oceaneering International, Inc., 4.650%, 11/15/2024	139,249
89,000	Rowan Cos., Inc., 5.000%, 9/01/2017	90,112
54,000	Schlumberger Holdings Corp., 3.625%, 12/21/2022, 144A	57,124

		507,202

	Pharmaceuticals – 0.5%
22,000	Amgen, Inc., 2.200%, 5/22/2019	22,565
147,000	Eli Lilly & Co., 1.950%, 3/15/2019	150,448
299,000	Johnson & Johnson, 1.650%, 3/01/2021	304,136
259,000	Mylan, Inc., 4.200%, 11/29/2023	273,542

		750,691

	Railroads – 0.5%
255,000	Canadian National Railway Co., 1.450%, 12/15/2016	255,604
206,000	CSX Corp., 3.700%, 10/30/2020	221,267
27,000	CSX Corp., 6.150%, 5/01/2037	35,192
215,000	Union Pacific Corp., 3.646%, 2/15/2024	237,721

		749,784

	Refining – 0.3%
487,000	Marathon Petroleum Corp., 3.400%, 12/15/2020	503,438

	REITs - Health Care – 0.5%
478,000	HCP, Inc., 4.000%, 12/01/2022	496,261
31,000	Healthcare Realty Trust, Inc., 3.750%, 4/15/2023	31,104
215,000	Welltower, Inc., 4.000%, 6/01/2025	225,967

		753,332

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	REITs - Hotels – 0.3%
$ 353,000	Hospitality Properties Trust, 5.250%, 2/15/2026	$370,156

	REITs - Single Tenant – 0.2%
179,000	Realty Income Corp., 5.875%, 3/15/2035	217,079

	Retailers – 1.0%
563,000	Lowe’s Cos., Inc., 2.500%, 4/15/2026	573,418
143,000	Ross Stores, Inc., 3.375%, 9/15/2024	149,428
603,000	Target Corp., 2.500%, 4/15/2026	618,238
180,000	Walgreens Boots Alliance, Inc., 2.600%, 6/01/2021	183,358

		1,524,442

	Sovereigns – 0.4%
134,000	Mexico Government International Bond, 5.625%, 1/15/2017	137,283
455,000	Republic of Turkey, 5.625%, 3/30/2021	495,950

		633,233

	Technology – 3.0%
49,000	Apple, Inc., 2.700%, 5/13/2022	51,183
139,000	Apple, Inc., 2.850%, 2/23/2023	146,063
170,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.020%, 6/15/2026, 144A	177,223
114,000	Hewlett Packard Enterprise Co., 4.400%, 10/15/2022, 144A	121,999
120,000	Hewlett Packard Enterprise Co., 4.900%, 10/15/2025, 144A	125,379
246,000	HP, Inc., 4.300%, 6/01/2021	261,247
72,000	Ingram Micro, Inc., 4.950%, 12/15/2024	71,714
280,000	Intel Corp., 2.600%, 5/19/2026	285,393
89,000	Jabil Circuit, Inc., 5.625%, 12/15/2020	93,673
22,000	Jabil Circuit, Inc., 8.250%, 3/15/2018	24,035
36,000	KLA-Tencor Corp., 4.125%, 11/01/2021	38,327
258,000	Lam Research Corp., 3.450%, 6/15/2023	266,457
1,590,000	Oracle Corp., 1.900%, 9/15/2021	1,595,840
880,000	Oracle Corp., 2.400%, 9/15/2023	883,133

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Technology – continued
$ 67,000	Xerox Corp., 2.800%, 5/15/2020	$64,513
89,000	Xerox Corp., 6.350%, 5/15/2018	95,164

		4,301,343

	Tobacco – 0.0%
31,000	Philip Morris International, Inc., 2.900%, 11/15/2021	32,746
5,000	Philip Morris International, Inc., 5.650%, 5/16/2018	5,432

		38,178

	Transportation Services – 0.5%
337,000	ERAC USA Finance LLC, 3.300%, 12/01/2026, 144A	344,566
430,000	TTX Co., 2.600%, 6/15/2020, 144A	439,028

		783,594

	Treasuries – 25.7%
1,367,500	U.S. Treasury Note, 0.750%, 2/15/2019	1,370,171
705,000	U.S. Treasury Note, 0.875%, 5/15/2019	708,388
1,961,900	U.S. Treasury Note, 1.000%, 3/15/2019	1,978,531
1,435,000	U.S. Treasury Note, 0.875%, 6/15/2019	1,442,119
4,790,900	U.S. Treasury Note, 1.125%, 2/28/2021	4,824,585
661,400	U.S. Treasury Note, 1.250%, 3/31/2021	669,099
5,966,200	U.S. Treasury Note, 1.375%, 1/31/2021	6,071,772
1,395,000	U.S. Treasury Note, 1.375%, 5/31/2021	1,420,121
661,400	U.S. Treasury Note, 1.500%, 3/31/2023	670,933
3,771,900	U.S. Treasury Note, 1.625%, 6/30/2020	3,878,867
960,900	U.S. Treasury Note, 1.625%, 7/31/2020	988,113
348,600	U.S. Treasury Note, 1.625%, 2/15/2026	352,522
1,055,000	U.S. Treasury Note, 1.625%, 5/15/2026	1,067,899
782,100	U.S. Treasury Note, 1.750%, 4/30/2022	808,068
3,003,200	U.S. Treasury Note, 1.750%, 1/31/2023	3,095,407
2,319,500	U.S. Treasury Note, 1.875%, 8/31/2022	2,410,740
1,805,500	U.S. Treasury Note, 1.875%, 10/31/2022	1,876,099

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Treasuries – continued
$ 728,500	U.S. Treasury Note, 2.000%, 11/15/2021	$763,644
916,200	U.S. Treasury Note, 2.000%, 7/31/2022	959,290
1,944,100	U.S. Treasury Note, 2.000%, 11/30/2022	2,034,699

		37,391,067

	Wireless – 0.5%
188,000	American Tower Corp., 3.400%, 2/15/2019	195,770
326,000	Crown Castle International Corp., 3.400%, 2/15/2021	340,323
134,000	Vodafone Group PLC, 2.500%, 9/26/2022	132,163
31,000	Vodafone Group PLC, 2.950%, 2/19/2023	31,097

		699,353

	Wirelines – 0.3%
429,000	AT&T, Inc., 3.600%, 2/17/2023	447,524

	Total Non-Convertible Bonds (Identified Cost $137,689,867)	139,731,956

Municipals – 0.2%

	New Jersey – 0.2%
275,000	New Jersey Economic Development Authority Revenue, School Facilities Construction, Refunding, Series QQ, 1.802%, 6/15/2017 (Identified Cost $275,000)	276,207

	Total Bonds and Notes (Identified Cost $137,964,867)	140,008,163

Short-Term Investments – 4.6%
4,077,637	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2016 at 0.030% to be repurchased at $4,077,639 on 7/01/2016 collateralized by $4,020,000 U.S. Treasury Note, 1.750% due 9/30/2022 valued at $4,160,700 including accrued interest(d)	4,077,637
2,632,300	U.S. Treasury Bills, 0.305%, 8/11/2016(e)	2,631,689

	Total Short-Term Investments (Identified Cost $6,709,022)	6,709,326

	Total Investments – 100.9% (Identified Cost $144,673,889)(a)	$146,717,489
	Other assets less liabilities – (0.9)%	(1,326,819)

	Net Assets – 100.0%	$145,390,670

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of June 30, 2016, securities of the Fund were fair valued as follows:

Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$24,096	Less than 0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2016, the net unrealized appreciation on investments based on a cost of $144,975,512 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,437,148
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(695,171)

Net unrealized appreciation	$1,741,977

(b)	Variable rate security. Rate as of June 30, 2016 is disclosed.
(c)	Fair valued by the Fund’s adviser. At June 30, 2016, the value of this security amounted to $24,096 or less than 0.1% of net assets.

(d)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2016, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the value of Rule 144A holdings amounted to $24,012,217 or 16.5% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$2,018,568	$24,096	(a)	$2,042,664
All Other Non-Convertible Bonds*	—	137,689,292	—		137,689,292

Total Non-Convertible Bonds	—	139,707,860	24,096		139,731,956

Municipals*	—	276,207	—		276,207

Total Bonds and Notes	—	139,984,067	24,096		140,008,163

Short-Term Investments	—	6,709,326	—		6,709,326

Total	$—	$146,693,393	$24,096		$146,717,489

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.

For the period ended June 30, 2016 there were no transfers among Levels 1, 2 and 3.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2016:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2016
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$35,366	$—	$2,601	$(2,026)	$—	($11,845)	$—	$—	$24,096	$(2,307)

Industry Summary at June 30, 2016 (Unaudited)

Treasuries	25.7%
Banking	13.8
Non-Agency Commercial Mortgage-Backed Securities	9.7
ABS Car Loan	7.5
Agency Commercial Mortgage-Backed Securities	5.0
Mortgage Related	3.8
Technology	3.0
Electric	2.2
Collateralized Mortgage Obligations	2.1
Other Investments, less than 2% each	23.5
Short-Term Investments	4.6

Total Investments	100.9
Other assets less liabilities	(0.9)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2016 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 93.1% of Net Assets

Non-Convertible Bonds – 87.4%

	ABS Home Equity – 0.0%
$ 55,277	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 2.624%, 7/25/2035(b)(c)	$50,626

	ABS Other – 3.2%
2,856,375	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(d)(i)	2,846,378
10,262,299	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A	10,065,068
559,958	Trinity Rail Leasing LP, Series 2009-1A, Class A, 6.657%, 11/16/2039, 144A	612,360
362,828	Trinity Rail Leasing LP, Series 2012-1A, Class A1, 2.266%, 1/15/2043, 144A	353,970
820,475	Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 7/15/2041, 144A	845,632

		14,723,408

	Aerospace & Defense – 0.3%
410,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	615,551
610,000	TransDigm, Inc., 6.500%, 5/15/2025	611,525

		1,227,076

	Airlines – 2.3%
307,016	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	308,551
525,269	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027	551,653
90,936	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	94,244
839,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	883,047
145,663	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	158,860
641,833	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	718,853
2,470,974	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 1/08/2018	2,470,974
84,209	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/11/2021	89,598
834,673	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	955,700
1,736,072	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	1,959,852
890,245	Delta Air Lines Pass Through Trust, Series 2010-1, Class A, 6.200%, 1/02/2020	951,449
474,097	US Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	561,804

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Airlines – continued
$ 900,574	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	$959,210

		10,663,795

	Automotive – 2.9%
840,000	Cummins, Inc., 5.650%, 3/01/2098	945,948
10,935,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 1/08/2026	11,937,171
200,000	General Motors Co., 5.200%, 4/01/2045	198,146
340,000	General Motors Co., 6.750%, 4/01/2046	403,303

		13,484,568

	Banking – 10.8%
2,875,000	Ally Financial, Inc., 4.125%, 2/13/2022	2,853,438
74,000	Ally Financial, Inc., 8.000%, 12/31/2018	80,845
130,000	Bank of America Corp., 5.420%, 3/15/2017	133,652
800,000	Bank of America Corp., 5.490%, 3/15/2019	864,963
683,000	Bank of America Corp., MTN, 3.300%, 1/11/2023	702,907
400,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	414,835
750,000	Bank of America Corp., Series L, MTN, 7.625%, 6/01/2019	868,072
3,305,000	Capital One NA, 2.400%, 9/05/2019	3,348,732
1,045,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	778,683
3,545,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	2,600,478
250,000	Cooperatieve Rabobank UA, 1.700%, 3/19/2018	252,198
815,000	Cooperatieve Rabobank UA, 3.875%, 2/08/2022	885,417
4,099,000	Goldman Sachs Group, Inc. (The), 3.375%, 2/01/2018, (CAD)	3,252,930
6,050,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	4,932,065
660,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	734,131
4,110,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	4,354,615
300,000	JPMorgan Chase & Co., EMTN, 1.072%, 5/30/2017, (GBP)(b)	396,581
1,291,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	1,502,414
665,000	Morgan Stanley, 2.500%, 1/24/2019	678,439

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$ 615,000	Morgan Stanley, 3.750%, 2/25/2023	$651,393
1,215,000	Morgan Stanley, 4.350%, 9/08/2026	1,271,032
840,000	Morgan Stanley, 5.750%, 1/25/2021	957,722
1,518,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	1,181,081
5,992,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	6,212,877
2,202,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	2,768,817
455,000	Morgan Stanley, Series F, MTN, 1.083%, 10/18/2016(b)	455,169
420,000	National City Bank of Indiana, 4.250%, 7/01/2018	440,898
905,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	919,599
2,695,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	2,826,279
50,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	56,320
304,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	364,354
76,000	Royal Bank of Scotland PLC (The), EMTN, (fixed rate to 9/22/2016, variable rate thereafter), 4.625%, 9/22/2021, (EUR)	83,181
100,000	Santander International Debt SAU, EMTN, 4.000%, 3/27/2017, (EUR)	114,153
1,500,000	Societe Generale S.A., EMTN, (fixed rate to 6/16/2018, variable rate thereafter), 8.875%, (GBP)(e)	2,147,079

		50,085,349

	Brokerage – 1.1%
3,223,000	Jefferies Group LLC, 5.125%, 1/20/2023	3,385,794
934,000	Jefferies Group LLC, 6.250%, 1/15/2036	939,186
437,000	Jefferies Group LLC, 6.450%, 6/08/2027	485,438
80,000	Jefferies Group LLC, 6.875%, 4/15/2021	90,855

		4,901,273

	Building Materials – 0.8%
1,010,000	Masco Corp., 6.500%, 8/15/2032	1,078,175
285,000	Masco Corp., 7.750%, 8/01/2029	336,724
11,000	Owens Corning, 6.500%, 12/01/2016	11,155
1,712,000	Owens Corning, 7.000%, 12/01/2036	2,088,729

		3,514,783

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Cable Satellite – 0.0%
$ 15,000	Cox Communications, Inc., 4.800%, 2/01/2035, 144A	$14,016
185,000	Time Warner Cable, Inc., 5.500%, 9/01/2041	194,321

		208,337

	Chemicals – 0.7%
2,995,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	2,920,125
140,000	Methanex Corp., 5.250%, 3/01/2022	143,266

		3,063,391

	Collateralized Mortgage Obligations – 0.1%
512,433	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035	604,816
5,839	Federal National Mortgage Association, REMIC, 7.000%, 4/25/2020(c)	6,007

		610,823

	Consumer Products – 0.1%
459,000	Hasbro, Inc., 6.600%, 7/15/2028	557,826

	Diversified Manufacturing – 0.2%
65,000	General Electric Co., GMTN, 3.100%, 1/09/2023	69,434
592,000	Snap-on, Inc., 6.700%, 3/01/2019	670,595

		740,029

	Electric – 2.8%
985,000	Allegheny Energy Supply Co. LLC, 6.750%, 10/15/2039, 144A	931,671
818,032	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034	805,132
468,000	Cleveland Electric Illuminating Co. (The), 5.700%, 4/01/2017	482,450
1,800,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	1,856,880
2,581,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	2,741,487
607,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	640,385
450,000	EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	779,317
683,000	Enel Finance International NV, 5.125%, 10/07/2019, 144A	754,283
1,322,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	1,562,248
531,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	688,684
875,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	1,509,054

		12,751,591

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Finance Companies – 6.0%
$ 3,826,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	$4,323,380
12,895,000	General Electric Co., GMTN, 4.250%, 1/17/2018, (NZD)	9,342,614
355,000	General Electric Co., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	255,460
600,000	General Electric Co., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	433,974
286,000	General Electric Co., Series A, MTN, 0.928%, 5/13/2024(b)	265,196
30,000	International Lease Finance Corp., 3.875%, 4/15/2018	30,550
889,000	International Lease Finance Corp., 4.625%, 4/15/2021	915,670
19,000	International Lease Finance Corp., 5.875%, 8/15/2022	20,568
2,080,000	International Lease Finance Corp., 6.250%, 5/15/2019	2,228,200
490,000	Navient LLC, 4.875%, 6/17/2019	472,850
4,297,000	Navient LLC, 5.500%, 1/25/2023	3,770,617
129,000	Navient LLC, MTN, 4.625%, 9/25/2017	129,968
159,000	Navient LLC, MTN, 5.500%, 1/15/2019	159,302
1,382,000	Navient LLC, MTN, 7.250%, 1/25/2022	1,316,355
983,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033(d)(i)	690,557
611,000	Springleaf Finance Corp., 5.250%, 12/15/2019	568,994
1,522,000	Springleaf Finance Corp., 7.750%, 10/01/2021	1,464,925
611,000	Springleaf Finance Corp., 8.250%, 10/01/2023	580,450
987,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	1,019,077

		27,988,707

	Government Guaranteed – 1.0%
5,314,000	Japan Bank for International Cooperation (Japan), 2.300%, 3/19/2018, (CAD)	4,176,053
736,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	553,717

		4,729,770

	Government Owned – No Guarantee – 0.4%
780,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	825,733
705,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	572,601
625,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	443,750

		1,842,084

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Health Insurance – 0.0%
$ 15,000	Cigna Corp., 7.875%, 5/15/2027	$20,751

	Healthcare – 1.3%
649,000	Boston Scientific Corp., 6.000%, 1/15/2020	738,809
4,388,000	HCA, Inc., 5.250%, 4/15/2025	4,585,460
42,000	HCA, Inc., 5.875%, 3/15/2022	45,675
76,000	HCA, Inc., 7.050%, 12/01/2027	77,140
57,000	HCA, Inc., 7.500%, 12/15/2023	59,850
133,000	HCA, Inc., 7.690%, 6/15/2025	142,310
232,000	HCA, Inc., 8.360%, 4/15/2024	262,160
8,000	HCA, Inc., MTN, 7.580%, 9/15/2025	8,480
232,000	HCA, Inc., MTN, 7.750%, 7/15/2036	241,280

		6,161,164

	Home Construction – 0.8%
2,536,000	PulteGroup, Inc., 6.000%, 2/15/2035	2,523,320
1,105,000	PulteGroup, Inc., 6.375%, 5/15/2033	1,146,438

		3,669,758

	Hybrid ARMs – 0.0%
25,423	FNMA, 2.244%, 2/01/2037(b)	26,454
35,153	FNMA, 2.653%, 9/01/2036(b)	37,277

		63,731

	Independent Energy – 1.7%
115,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	121,043
46,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	32,315
42,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	29,190
450,000	Continental Resources, Inc., 3.800%, 6/01/2024	392,625
80,000	Continental Resources, Inc., 4.500%, 4/15/2023	74,600
2,277,000	EQT Corp., 8.125%, 6/01/2019	2,508,555
1,632,000	Equitable Resources, Inc., 6.500%, 4/01/2018	1,700,414
1,317,000	Newfield Exploration Co., 5.625%, 7/01/2024	1,317,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$ 1,805,000	Noble Energy, Inc., 3.900%, 11/15/2024	$1,833,719

		8,009,461

	Integrated Energy – 0.1%
500,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A	559,857

	Life Insurance – 2.2%
50,000	American International Group, Inc., 4.125%, 2/15/2024	52,747
71,000	American International Group, Inc., 4.875%, 6/01/2022	79,096
1,788,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A(d)(i)	1,958,151
1,898,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(d)(i)	2,909,249
1,989,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(d)(i)	2,366,693
2,190,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	3,000,291

		10,366,227

	Local Authorities – 1.5%
2,407,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	1,879,543
3,412,400	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	2,714,824
3,037,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	2,321,396
24,033	Province of Alberta, 5.930%, 9/16/2016, (CAD)	18,788

		6,934,551

	Media Entertainment – 0.5%
182,000	21st Century Fox America, Inc., 8.150%, 10/17/2036	254,030
18,220,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	862,327
50,000	Viacom, Inc., 4.375%, 3/15/2043	40,388
845,000	Viacom, Inc., 5.250%, 4/01/2044	791,836
305,000	Viacom, Inc., 5.850%, 9/01/2043	305,804

		2,254,385

	Metals & Mining – 1.4%
319,000	ArcelorMittal, 7.250%, 2/25/2022	335,748
1,750,000	ArcelorMittal, 7.750%, 3/01/2041	1,666,875
387,000	ArcelorMittal, 8.000%, 10/15/2039	375,390

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Metals & Mining – continued
$ 1,717,000	Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc., 6.500%, 11/15/2020	$1,720,640
1,571,000	United States Steel Corp., 7.500%, 3/15/2022	1,374,133
873,000	Worthington Industries, Inc., 6.500%, 4/15/2020	966,455

		6,439,241

	Midstream – 3.0%
159,000	DCP Midstream LLC, 6.450%, 11/03/2036, 144A	139,125
1,330,000	Enbridge Energy Partners LP, 5.875%, 10/15/2025	1,470,868
1,265,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	1,541,790
152,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	171,578
607,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	667,458
8,400,000	ONEOK Partners LP, 4.900%, 3/15/2025	8,808,878
55,000	ONEOK Partners LP, 6.200%, 9/15/2043	58,433
615,000	Southern Natural Gas Co., 5.900%, 4/01/2017, 144A	631,358
500,000	Williams Partners LP, 3.350%, 8/15/2022	456,551

		13,946,039

	Mortgage Related – 0.0%
493	FHLMC, 10.000%, with various maturities in 2018(f)	518
1,283	FNMA, 6.000%, 12/01/2018	1,465
1,680	GNMA, 10.000%, 5/15/2018	1,689

		3,672

	Natural Gas – 0.4%
1,518,000	NiSource Finance Corp., 6.125%, 3/01/2022	1,806,379

	Non-Agency Commercial Mortgage-Backed Securities – 3.1%
105,843	Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class A4, 5.537%, 10/12/2041	106,160
232,178	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A4, 5.911%, 6/11/2040(b)	237,170
610,347	CD Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	616,763
1,655,000	Commercial Mortgage Trust, Series 2014-FL5, Class SV2, 2.785%, 10/15/2031, 144A(b)(d)(i)	1,652,726
580,000	Commercial Mortgage Trust, Series 2014-FL5, Class SV3, 3.385%, 10/15/2031, 144A(b)(d)(i)	578,770
505,000	Commercial Mortgage Trust, Series 2014-FL5, Class SV4, 4.585%, 10/15/2031, 144A(b)(d)(i)	504,584

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$ 1,942,494	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.890%, 6/15/2039(b)	$1,976,132
1,012,951	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 6.138%, 9/15/2039(b)	1,045,525
383,464	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040(b)	396,543
904,303	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	939,066
231,762	GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.988%, 8/10/2045(b)	237,461
417,875	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	321,175
827,485	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 5.927%, 6/15/2049(b)	842,366
957,632	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	971,982
94,521	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.372%, 9/15/2039	94,592
189,790	Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049(b)	193,354
496,236	Morgan Stanley Capital I Trust, Series 2008-T29, Class A4, 6.477%, 1/11/2043(b)	524,376
3,515,000	Original Wempi, Inc., 4.309%, 2/13/2024, (CAD)	2,957,748
303,664	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	308,498
94,890	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.807%, 3/15/2044, 144A(b)	97,919

		14,602,910

	Oil Field Services – 0.2%
827,000	Rowan Cos., Inc., 7.875%, 8/01/2019	851,810

	Packaging – 0.4%
1,660,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	1,728,475

	Paper – 0.4%
1,139,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	1,567,889
175,000	WestRock MWV LLC, 7.550%, 3/01/2047(d)(i)	225,665
133,000	WestRock MWV LLC, 8.200%, 1/15/2030	178,540

		1,972,094

	Property & Casualty Insurance – 1.1%
87,000	MBIA Insurance Corp., 11.888%, 1/15/2033, 144A(b)(g)	32,190
1,640,000	Old Republic International Corp., 4.875%, 10/01/2024	1,751,728
167,000	Sirius International Group, 6.375%, 3/20/2017, 144A	170,690

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Property & Casualty Insurance – continued
$ 1,530,000	XLIT Ltd., 6.250%, 5/15/2027	$1,841,006
1,211,000	XLIT Ltd., 6.375%, 11/15/2024	1,456,462

		5,252,076

	Railroads – 0.0%
144,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(d)(i)	140,852

	REITs - Office Property – 0.2%
816,000	Highwoods Properties, Inc., 7.500%, 4/15/2018	890,403
61,000	Highwoods Realty LP, 5.850%, 3/15/2017	62,727

		953,130

	REITs - Shopping Centers – 0.2%
759,000	Equity One, Inc., 6.000%, 9/15/2017	795,489

	REITs - Single Tenant – 0.1%
109,000	Realty Income Corp., 5.750%, 1/15/2021	125,416
270,000	Realty Income Corp., 6.750%, 8/15/2019	309,379

		434,795

	Restaurants – 0.1%
463,000	Darden Restaurants, Inc., 6.000%, 8/15/2035	497,163

	Retailers – 0.0%
66,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	49,975

	Sovereigns – 2.2%
2,429,000	Republic of Iceland, 5.875%, 5/11/2022, 144A	2,835,226
2,806,000	U.S. Department of Housing and Urban Development, 1.980%, 8/01/2020	2,902,470
1,851,000	U.S. Department of Housing and Urban Development, 2.350%, 8/01/2021	1,953,046
2,244,000	U.S. Department of Housing and Urban Development, 2.450%, 8/01/2022	2,377,899

		10,068,641

	Supermarkets – 0.6%
171,000	Delhaize Group, 5.700%, 10/01/2040	199,830
272,000	New Albertson’s, Inc., 7.450%, 8/01/2029	263,840
230,000	New Albertson’s, Inc., 7.750%, 6/15/2026	220,512

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Supermarkets – continued
$ 1,017,000		New Albertson’s, Inc., 8.000%, 5/01/2031	$1,008,101
167,000		New Albertson’s, Inc., 8.700%, 5/01/2030	167,000
65,000		New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	57,850
1,063,000		SUPERVALU, Inc., 6.750%, 6/01/2021	892,899

			2,810,032

		Supranational – 0.5%
3,321,000		Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	2,482,747

		Technology – 2.5%
2,706,000		Corning, Inc., 7.250%, 8/15/2036	3,269,238
870,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.020%, 6/15/2026, 144A	906,964
1,095,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.100%, 7/15/2036, 144A	1,180,462
795,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.350%, 7/15/2046, 144A	854,712
2,695,000		Ingram Micro, Inc., 5.250%, 9/01/2017	2,769,786
990,000		KLA-Tencor Corp., 5.650%, 11/01/2034	1,061,675
37,000		Motorola Solutions, Inc., 6.625%, 11/15/2037	40,687
228,000		Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	295,265
1,125,000		Western Digital Corp., 7.375%, 4/01/2023, 144A	1,198,125

			11,576,914

		Transportation Services – 0.3%
76,000		APL Ltd., 8.000%, 1/15/2024(d)(i)	50,160
419,145		Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 1/02/2018(c)	426,481
717,000		ERAC USA Finance LLC, 6.700%, 6/01/2034, 144A	949,953

			1,426,594

		Treasuries – 24.3%
8,301,000		Canadian Government, 0.250%, 5/01/2017, (CAD)	6,410,586
30,366,000		Canadian Government, 0.750%, 9/01/2020, (CAD)	23,693,918
26,800,000		Canadian Government, 1.750%, 9/01/2019, (CAD)	21,524,842
99,000		Canadian Government, 2.750%, 9/01/2016, (CAD)	76,892
255,000	(††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	1,590,053

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Treasuries – continued
265,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	$1,621,007
737,400	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	4,584,629
175,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	1,152,640
1,165,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	8,170,755
1,675,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	1,288,561
10,896,000		Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	1,498,053
28,844,000		Norway Government Bond, 4.250%, 5/19/2017, 144A, (NOK)	3,558,403
15,641,000		Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	2,084,321
3,986,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	1,082,026
62,675,000		Republic of Iceland, 6.000%, 10/13/2016, (ISK)	372,159
51,425,000		Republic of Iceland, 7.250%, 10/26/2022, (ISK)	321,559
87,450,000		Republic of Iceland, 8.750%, 2/26/2019, (ISK)	551,820
20,000,000		U.S. Treasury Note, 0.750%, 10/31/2017	20,048,440
13,000,000		U.S. Treasury Note, 0.750%, 4/30/2018	13,037,583

			112,668,247

		Wireless – 0.2%
10,630,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	557,009
178,000		Sprint Capital Corp., 6.875%, 11/15/2028	139,730
278,000		Sprint Communications, Inc., 6.000%, 12/01/2016	279,737
66,000		Sprint Communications, Inc., 6.000%, 11/15/2022	51,935
25,000		Sprint Corp., 7.125%, 6/15/2024	19,938

			1,048,349

		Wirelines – 5.4%
1,985,000		AT&T, Inc., 2.625%, 12/01/2022	1,987,487
1,585,000		AT&T, Inc., 3.000%, 2/15/2022	1,616,400
1,860,000		AT&T, Inc., 3.950%, 1/15/2025	1,977,076
1,518,000		BellSouth Telecommunications LLC, 5.850%, 11/15/2045	1,551,411
2,179,000		CenturyLink, Inc., 6.450%, 6/15/2021	2,214,409

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
$ 186,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	$154,380
1,719,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	1,448,257
926,000	Embarq Corp., 7.995%, 6/01/2036	927,158
228,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	37,953
100,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	16,868
380,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	403,750
1,856,000	Qwest Corp., 6.875%, 9/15/2033	1,830,200
1,427,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	1,362,785
150,000	Telefonica Emisiones SAU, 4.570%, 4/27/2023	166,057
300,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	466,140
1,000,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	1,594,858
400,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	654,961
6,725,000	Verizon Communications, Inc., 2.450%, 11/01/2022	6,784,920

		25,195,070

	Total Non-Convertible Bonds (Identified Cost $402,449,081)	405,934,015

Convertible Bonds – 4.9%

	Midstream – 0.3%
1,423,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	1,312,718

	Property & Casualty Insurance – 1.9%
6,829,000	Old Republic International Corp., 3.750%, 3/15/2018	8,724,047

	Technology – 2.7%
2,661,000	Intel Corp., 2.950%, 12/15/2035	3,441,006
3,568,000	Intel Corp., 3.250%, 8/01/2039	5,800,230
402,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	584,408
2,615,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021	2,647,687

		12,473,331

	Total Convertible Bonds (Identified Cost $17,152,086)	22,510,096

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Municipals – 0.8%

	Illinois – 0.4%
$ 840,000	State of Illinois, 5.100%, 6/01/2033	$807,299
1,090,000	State of Illinois, Series B, 5.520%, 4/01/2038	1,015,237

		1,822,536

	Michigan – 0.1%
715,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	692,041

	Virginia – 0.3%
1,595,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	1,342,783

	Total Municipals (Identified Cost $4,048,828)	3,857,360

	Total Bonds and Notes (Identified Cost $423,649,995)	432,301,471

Senior Loans – 0.4%

	Finance Companies – 0.4%
1,878,922	Flying Fortress, Inc., New Term Loan, 3.500%, 4/30/2020 (b) (Identified Cost $1,877,111)	1,873,642

Shares
Common Stocks – 4.1%

	Automobiles – 0.2%
91,715	Ford Motor Co.	1,152,858

	Chemicals – 0.1%
3,363	PPG Industries, Inc.	350,256

	Electronic Equipment, Instruments & Components – 3.2%
721,200	Corning, Inc.	14,770,176

	Metals & Mining – 0.1%
84,025	ArcelorMittal, (Registered)(g)	391,557

	Oil, Gas & Consumable Fuels – 0.5%
64,896	Repsol YPF S.A., Sponsored ADR	828,722
26,419	Royal Dutch Shell PLC, Sponsored ADR	1,458,857

		2,287,579

	Total Common Stocks (Identified Cost $14,367,968)	18,952,426

Preferred Stocks – 0.6%

Convertible Preferred Stocks – 0.5%

	Banking – 0.2%
714	Bank of America Corp., Series L, 7.250%	853,230

Shares	Description	Value (†)
Preferred Stocks – continued

Convertible Preferred Stocks – continued

	Energy – 0.1%
15,775	El Paso Energy Capital Trust I, 4.750%	$793,325

	Metals & Mining – 0.2%
31,440	Alcoa, Inc., Series 1, 5.375%	1,033,433

	Midstream – 0.0%
4,353	Chesapeake Energy Corp., 5.000%(g)	104,428

	Total Convertible Preferred Stocks (Identified Cost $3,134,105)	2,784,416

Non-Convertible Preferred Stocks – 0.1%

	Electric – 0.1%
213	Connecticut Light & Power Co., 2.200%	11,242
2,360	Union Electric Co., 4.500%	228,920

		240,162

	Total Non-Convertible Preferred Stocks (Identified Cost $131,140)	240,162

	Total Preferred Stocks (Identified Cost $3,265,245)	3,024,578

Principal Amount
Short-Term Investments – 0.9%
$ 16,623	Repurchase Agreement with State Street Bank and Trust Company, dated 6/30/2016 at 0.000% to be repurchased at $16,623 on 7/01/2016 collateralized by $16,600 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $16,996 including accrued interest(h)	16,623
4,069,058	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2016 at 0.030% to be repurchased at $4,069,061 on 7/01/2016 collateralized by $4,015,000 U.S.Treasury Note, 1.750% due 9/30/2022 valued at $4,155,525 including accrued interest(h)	4,069,058

	Total Short-Term Investments (Identified Cost $4,085,681)	4,085,681

	Total Investments – 99.1% (Identified Cost $447,246,000)(a)	460,237,798
	Other assets less liabilities – 0.9%	4,277,938

	Net Assets – 100.0%	$464,515,736

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been substantiated by the adviser are considered and classified as fair valued securities.

As of June 30, 2016, securities of the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$13,923,785	3.0%	$483,114	0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2016, the net unrealized appreciation on investments based on a cost of $448,595,733 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$37,515,635
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(25,873,570)

Net unrealized appreciation	$11,642,065

(b)	Variable rate security. Rate as of June 30, 2016 is disclosed.
(c)	Fair valued by the Fund’s adviser. At June 30, 2016, the value of these securities amounted to $483,114 or 0.1% of net assets.
(d)	Illiquid security.

(e)	Perpetual bond with no specified maturity date.
(f)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation are interests in separate pools of mortgages. All separate investments in securities of the issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(g)	Non-income producing security.
(h)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2016, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(i)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2016, the value of these securities amounted to $13,923,785 or 3.0% of net assets.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the value of Rule 144A holdings amounted to $65,696,341 or 14.1% of net assets.
ABS	Asset-Backed Securities
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$—	$50,626	(a)	$50,626
ABS Other	—	11,877,030	2,846,378	(b)	14,723,408
Collateralized Mortgage Obligations	—	604,816	6,007	(a)	610,823
Non-Agency Commercial Mortgage-Backed Securities	—	11,866,830	2,736,080	(b)	14,602,910
Transportation Services	—	1,000,113	426,481	(a)	1,426,594
All Other Non-Convertible Bonds*	—	374,519,654	—		374,519,654

Total Non-Convertible Bonds	—	399,868,443	6,065,572		405,934,015

Convertible Bonds*	—	22,510,096	—		22,510,096
Municipals*	—	3,857,360	—		3,857,360

Total Bonds and Notes	—	426,235,899	6,065,572		432,301,471

Senior Loans*	—	1,873,642	—		1,873,642
Common Stocks*	18,952,426	—	—		18,952,426
Preferred Stocks
Convertible Preferred Stocks
Midstream	—	—	104,428	(b)	104,428
All Other Convertible Preferred Stocks*	2,679,988	—	—		2,679,988

Total Convertible Preferred Stocks	2,679,988	—	104,428		2,784,416

Non-Convertible Preferred Stocks	—	240,162	—		240,162

Total Preferred Stocks	2,679,988	240,162	104,428		3,024,578

Short-Term Investments	—	4,085,681	—		4,085,681

Total	$21,632,414	$432,435,384	$6,170,000		$460,237,798

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.
(b)	Valued using broker-dealer bid prices for which the inputs are unobservable to the Fund.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2015 and/or June 30, 2016:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2016
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$71,159	$—	$(3,701)	$611	$—	$(17,443)	$—	$—	$50,626	$(576)
ABS Other	3,983,601	—	903	3,399	—	(61,723)	—	(1,079,802)	2,846,378	4,000
Collateralized Mortgage Obligations	—	—	(43)	(343)	—	(1,540)	7,933	—	6,007	(343)
Non-Agency Commercial Mortgage-Backed Securities	2,735,916	—	—	164	—	—	—	—	2,736,080	164
Transportation Services	432,977	—	—	(6,496)	—	—	—	—	426,481	(6,496)
Preferred Stocks
Convertible Preferred Stocks
Midstream	—	—	—	(114,854)	—	—	219,282	—	104,428	(114,854)

Total	$7,223,653	$—	$(2,841)	$(117,519)	$—	$(80,706)	$227,215	$(1,079,802)	$6,170,000	$(118,105)

A debt security valued at $7,933 was transferred from Level 2 to Level 3 during the period ended June 30, 2016. At September 30, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2016, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

Debt securities valued at $1,079,802 were transferred from Level 3 to Level 2 during the period ended June 30, 2016. At September 30, 2015, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At June 30, 2016, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A preferred stock valued at $219,282 was transferred from Level 2 to Level 3 during the period ended June 30, 2016. At September 30, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2016 (Unaudited)

Treasuries	24.3%
Banking	11.0
Finance Companies	6.4
Wirelines	5.4
Technology	5.2
Midstream	3.3
Electronic Equipment, Instruments & Components	3.2
ABS Other	3.2
Non-Agency Commercial Mortgage-Backed Securities	3.1
Property & Casualty Insurance	3.0
Automotive	2.9
Electric	2.9
Airlines	2.3
Life Insurance	2.2
Sovereigns	2.2
Other Investments, less than 2% each	17.6
Short-Term Investments	0.9

Total Investments	99.1
Other assets less liabilities	0.9

Net Assets	100.0%

Currency Exposure Summary at June 30, 2016 (Unaudited)

United States Dollar	70.8%
Canadian Dollar	14.5
Mexican Peso	4.0
New Zealand Dollar	3.9
Other, less than 2% each	5.9

Total Investments	99.1
Other assets less liabilities	0.9

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2016 (Unaudited)

Loomis Sayles Securitized Asset Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 124.0% of Net Assets

	ABS Car Loan – 12.9%
$ 1,070,000	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class B, 1.600%, 7/08/2019	$1,071,788
3,700,000	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.470%, 11/09/2020(b)	3,746,768
1,840,000	AmeriCredit Automobile Receivables Trust, Series 2015-2, Class C, 2.400%, 1/08/2021	1,865,620
1,275,000	AmeriCredit Automobile Receivables Trust, Series 2015-3, Class C, 2.730%, 3/08/2021	1,297,511
1,440,000	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.870%, 11/08/2021	1,468,555
645,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.620%, 9/20/2019, 144A	645,801
2,630,000	Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 2.460%, 7/20/2020, 144A(b)	2,667,149
300,000	Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 2.500%, 2/20/2021, 144A	304,318
4,395,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 2.500%, 7/20/2021, 144A(b)	4,454,451
2,430,000	California Republic Auto Receivables Trust, Series 2016-2, Class B, 2.520%, 5/16/2022	2,440,476
72,694	CarFinance Capital Auto Trust, Series 2014-1A, Class A, 1.460%, 12/17/2018, 144A	72,644
3,808,213	CarFinance Capital Auto Trust, Series 2014-2A, Class A, 1.440%, 11/16/2020, 144A(b)	3,791,329
1,835,000	CarNow Auto Receivables Trust, Series 2015-1A, Class C, 3.880%, 4/15/2020, 144A	1,775,336
3,095,834	Centre Point Funding LLC, Series 2012-2A, Class 1, 2.610%, 8/20/2021, 144A	3,063,878
235,870	CPS Auto Receivables Trust, Series 2013-D, Class A, 1.540%, 7/16/2018, 144A	235,863
4,000,000	CPS Auto Receivables Trust, Series 2014-C, Class B, 2.670%, 8/17/2020, 144A(b)	3,957,954
2,225,000	CPS Auto Receivables Trust, Series 2014-D, Class C, 4.350%, 11/16/2020, 144A	2,148,950
1,610,000	CPS Auto Receivables Trust, Series 2015-B, Class C, 4.200%, 5/17/2021, 144A	1,536,074
1,745,000	CPS Auto Receivables Trust, Series 2016-A, Class D, 5.000%, 12/15/2021, 144A	1,674,941
262,583	Credit Acceptance Auto Loan Trust, Series 2013-2A, Class A, 1.500%, 4/15/2021, 144A	262,670
450,000	Credit Acceptance Auto Loan Trust, Series 2014-1A, Class B, 2.290%, 4/15/2022, 144A	449,126
3,240,000	Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A, 1.880%, 3/15/2022, 144A(b)	3,245,911
4,000,000	Credit Acceptance Auto Loan Trust, Series 2015-1A, Class B, 2.610%, 1/17/2023, 144A(b)	4,003,915
6,770,000	Credit Acceptance Auto Loan Trust, Series 2016-2A, Class B, 3.180%, 5/15/2024, 144A	6,829,933
5,680,000	Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.760%, 7/15/2021, 144A(b)	5,684,441
1,900,000	Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.380%, 11/15/2021, 144A	1,923,487

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	ABS Car Loan – continued
$ 2,010,000	Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.910%, 5/17/2021, 144A	$2,060,901
2,837,718	DT Auto Owner Trust, Series 2014-2A, Class C, 2.460%, 1/15/2020, 144A(b)	2,838,673
1,240,000	DT Auto Owner Trust, Series 2015-2A, Class D, 4.250%, 2/15/2022, 144A	1,239,585
2,340,000	DT Auto Owner Trust, Series 2015-3A, Class D, 4.530%, 10/17/2022, 144A	2,371,819
1,675,827	Exeter Automobile Receivables Trust, Series 2014-1A, Class B, 2.420%, 1/15/2019, 144A	1,675,702
1,506,287	Exeter Automobile Receivables Trust, Series 2014-3A, Class A, 1.320%, 1/15/2019, 144A(b)	1,504,015
4,200,000	Exeter Automobile Receivables Trust, Series 2014-3A, Class B, 2.770%, 11/15/2019, 144A(b)	4,194,196
58,642	First Investors Auto Owner Trust, Series 2012-2A, Class B, 2.470%, 5/15/2018, 144A	58,660
2,000,000	First Investors Auto Owner Trust, Series 2014-1A, Class B, 2.260%, 1/15/2020, 144A	2,009,383
1,915,000	First Investors Auto Owner Trust, Series 2014-2A, Class D, 3.470%, 2/15/2021, 144A	1,888,570
2,616,842	Flagship Credit Auto Trust, Series 2013-1, Class B, 2.760%, 9/17/2018, 144A	2,618,229
5,530,000	Flagship Credit Auto Trust, Series 2014-2, Class B, 2.840%, 11/16/2020, 144A(b)	5,489,518
1,535,000	Flagship Credit Auto Trust, Series 2015-2B, 3.080%, 12/15/2021, 144A	1,514,211
710,000	Flagship Credit Auto Trust, Series 2016-2, Class B, 3.840%, 9/15/2022, 144A	713,490
1,390,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class A, 2.260%, 11/15/2025, 144A	1,417,955
3,900,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2014-2, Class A, 2.310%, 4/15/2026, 144A(b)	3,983,933
3,210,000	Hertz Vehicle Financing LLC, Series 2016-3A, Class A, 2.270%, 7/25/2020, 144A(b)	3,234,308
8,605,000	NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A, 1.920%, 10/15/2019, 144A(b)	8,568,652
4,415,000	Prestige Auto Receivables Trust, Series 2015-1, Class A3, 1.530%, 2/15/2021, 144A(b)	4,418,869
7,120,000	Santander Drive Auto Receivables Trust, Series 2014-5, Class C, 2.460%, 6/15/2020(b)	7,191,451
1,940,000	Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.440%, 4/15/2021	1,957,378
1,820,000	Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.660%, 11/15/2021	1,850,779
77,194	Tidewater Auto Receivables Trust, Series 2014-AA, Class A3, 1.400%, 7/15/2018, 144A	77,178
1,515,000	Westlake Automobile Receivables Trust, Series 2016-1A, Class C, 3.290%, 9/15/2021, 144A	1,530,829
2,795,000	Westlake Automobile Receivables Trust, Series 2016-2A, Class C, 2.830%, 5/17/2021, 144A	2,805,947

		127,833,120

	ABS Credit Card – 1.8%
2,000,000	Barclays Dryrock Issuance Trust, Series 2015-1, Class A, 2.200%, 12/15/2022	2,057,369
4,975,000	GE Capital Credit Card Master Note Trust, Series 2010-2, Class A, 4.470%, 3/15/2020(b)	5,083,756

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	ABS Credit Card – continued
$ 9,215,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023(b)	$9,659,792
1,000,000	World Financial Network Credit Card Master Trust, Series 2012-C, Class M, 3.320%, 8/15/2022	1,028,139

		17,829,056

	ABS Home Equity – 3.4%
2,857,129	Colony American Finance Ltd., Series 2015-1, Class A, 2.896%, 10/15/2047, 144A(b)	2,908,525
1,500,000	Colony American Homes, Series 2014-1A, Class B, 1.796%, 5/17/2031, 144A(c)	1,474,661
136,562	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 4.448%, 7/25/2021(c)(d)	121,332
146,632	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(c)	148,891
594,453	Countrywide Asset-Backed Certificates, Series 2006-S7, Class A3, 5.712%, 11/25/2035(c)(d)	583,015
2,855,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN1, Class M2, 2.653%, 2/25/2024(c)	2,893,395
6,025,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 2.303%, 10/25/2027(b)(c)	6,019,271
4,332,976	HarborView Mortgage Loan Trust, Series 2004-3, Class 1A, 2.803%, 5/19/2034(b)(c)	4,278,519
2,025,000	Home Partners of America Trust, Series 2016-1, Class D, 3.734%, 3/17/2033, 144A(c)	2,033,916
1,502,803	Mill City Mortgage Trust, Series 2015-1, Class A1, 2.230%, 6/25/2056, 144A(c)	1,504,449
179,826	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 2.624%, 7/25/2035(c)(d)	164,694
1,417,000	Progress Residential Trust, Series 2015-SFR3, 4.673%, 11/12/2032, 144A	1,464,063
110,817	Residential Accredit Loans, Inc., Trust, Series 2006-QS13, Class 2A1, 5.750%, 9/25/2021(d)	107,212
490,641	Residential Accredit Loans, Inc., Trust, Series 2006-QS18, Class 3A3, 5.750%, 12/25/2021(d)	454,426
23,108	Residential Accredit Loans, Inc., Trust, Series 2006-QS6, Class 2A1, 6.000%, 6/25/2021(d)	21,928
238,657	Sequoia Mortgage Trust, Series 2013-1, Class 2A1, 1.855%, 2/25/2043(c)	229,777
3,050,426	Sequoia Mortgage Trust, Series 2013-5, Class A1, 2.500%, 5/25/2043, 144A(b)(c)	3,020,761
2,368,914	Towd Point Mortgage Trust, Series 2015-2, Class 1AE2, 2.750%, 11/25/2060, 144A(b)	2,400,826
4,230,664	WaMu Mortgage Pass Through Certificates, Series 2007-HY2, Class 2A2, 2.620%, 11/25/2036(c)	3,762,957

		33,592,618

	ABS Other – 4.4%
1,000,000	Ascentium Equipment Receivables LLC, Series 2014-1A, Class C, 2.460%, 11/13/2018, 144A	1,000,918
1,225,001	CLI Funding V LLC, Series 2014-1A, Class A, 3.290%, 6/18/2029, 144A	1,173,672
2,128,063	DB Master Finance LLC, Series 2015-1A, Class A2I, 3.262%, 2/20/2045, 144A	2,147,854

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	ABS Other – continued
$ 1,094,949	Diamond Resorts Owner Trust, Series 2011-1, Class A, 4.000%, 3/20/2023, 144A	$1,097,049
506,880	FRS I LLC, Series 2013-1A, Class A1, 1.800%, 4/15/2043, 144A	498,012
691,194	Global Container Assets Ltd., Series 2013-1A, Class A1, 2.200%, 11/05/2028, 144A	689,540
9,265,000	OneMain Financial Issuance Trust, Series 2015-3A, Class A, 3.630%, 11/20/2028, 144A(b)	9,276,899
4,160,000	OneMain Financial Issuance Trust, Series 2016-2A, Class B, 5.940%, 3/20/2028, 144A	4,290,612
2,941,738	Orange Lake Timeshare Trust, Series 2012-AA, Class A, 3.450%, 3/10/2027, 144A	2,971,737
4,449,521	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A(b)	4,364,006
284,118	Sierra Timeshare Receivables Funding LLC, Series 2011-3A, Class A, 3.370%, 7/20/2028, 144A	287,806
535,166	Sierra Timeshare Receivables Funding LLC, Series 2012-1A, Class A, 2.840%, 11/20/2028, 144A	536,555
219,720	Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A, 1.590%, 11/20/2029, 144A	217,972
1,599,179	Springleaf Funding Trust, Series 2014-AA, Class A, 2.410%, 12/15/2022, 144A	1,600,143
1,048,418	SVO VOI Mortgage LLC, Series 2012-AA, Class A, 2.000%, 9/20/2029, 144A	1,036,813
1,675,167	TAL Advantage V LLC, Series 2014-1A, Class A, 3.510%, 2/22/2039, 144A	1,634,282
653,987	TAL Advantage V LLC, Series 2014-2A, Class A2, 3.330%, 5/20/2039, 144A	638,091
4,098,917	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A(b)	3,910,177
3,966,667	Textainer Marine Containers Ltd., Series 2014-1A, Class A, 3.270%, 10/20/2039, 144A(b)	3,828,276
2,334,333	Trip Rail Master Funding LLC, Series 2011-1A, Class A1B, 2.942%, 7/15/2041, 144A(c)	2,346,356

		43,546,770

	ABS Student Loan – 2.5%
2,819,218	Panhandle-Plains Higher Education Authority, Inc., Series 2011-1, Class A2, 1.575%, 7/01/2024(b)(c)	2,805,965
152,322	SoFi Professional Loan Program LLC, Series 2014-A, Class A2, 3.020%, 10/25/2027, 144A	154,724
719,437	SoFi Professional Loan Program LLC, Series 2014-B, Class A1, 1.703%, 8/25/2032, 144A(c)	719,436
8,085,000	SoFi Professional Loan Program LLC, Series 2015-C, Class B, 3.580%, 8/25/2036, 144A(b)	7,982,796
3,220,000	SoFi Professional Loan Program LLC, Series 2016-B, Class A2B, 2.740%, 10/25/2032, 144A(b)	3,266,903
9,931,300	South Carolina Student Loan Corp., Series 2010-1, Class A2, 1.638%, 7/25/2025(b)(c)	9,858,107

		24,787,931

	Agency Commercial Mortgage-Backed Securities – 5.7%
1,946,082	Federal National Mortgage Association, Series 2015-M17, Class FA, 1.369%, 11/25/2022(c)	1,950,925
416,595,763	FHLMC Multifamily Structured Pass Through Certificates, Series K028, Class X1, 0.479%, 2/25/2023(b)(c)(e)	7,627,369

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Agency Commercial Mortgage-Backed Securities – continued
$ 6,125,000	FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2, 3.320%, 2/25/2023(b)(c)	$6,716,418
87,544,923	FHLMC Multifamily Structured Pass Through Certificates, Series K031, Class X1, 0.370%, 4/25/2023(b)(c)(e)	1,240,678
35,097,813	FHLMC Multifamily Structured Pass Through Certificates, Series K036, Class X1, 0.920%, 10/25/2023(c)(e)	1,625,741
12,267,061	FHLMC Multifamily Structured Pass Through Certificates, Series K038, Class X1, 1.346%, 3/25/2024(c)(e)	889,877
39,891,792	FHLMC Multifamily Structured Pass Through Certificates, Series K040, Class X1, 0.875%, 9/25/2024(c)(e)	1,982,391
45,988,102	FHLMC Multifamily Structured Pass Through Certificates, Series K046, Class X1, 0.501%, 3/25/2025(c)(e)	1,319,422
75,085,074	FHLMC Multifamily Structured Pass Through Certificates, Series K047, Class X1, 0.287%, 5/25/2025(c)(e)	1,035,686
37,686,108	FHLMC Multifamily Structured Pass Through Certificates, Series K049, Class X1, 0.742%, 7/25/2025(c)(e)	1,682,998
21,790,728	FHLMC Multifamily Structured Pass Through Certificates, Series K050, Class X1, 0.463%, 8/25/2025(c)(e)	575,689
23,834,310	FHLMC Multifamily Structured Pass Through Certificates, Series K051, Class X1, 0.688%, 9/25/2025(c)(e)	1,005,326
17,849,930	FHLMC Multifamily Structured Pass Through Certificates, Series K052, Class X1, 0.812%, 11/25/2025(c)(e)	884,675
9,801,926	FHLMC Multifamily Structured Pass Through Certificates, Series K053, Class X1, 1.031%, 12/25/2025(c)(e)	666,964
17,150,163	FHLMC Multifamily Structured Pass Through Certificates, Series K054, Class X1, 1.319%, 1/25/2026(c)(e)	1,554,983
7,745,000	FHLMC Multifamily Structured Pass Through Certificates, Series K055, Class X1, 1.369%, 3/25/2026(c)(e)	811,675
15,825,000	FHLMC Multifamily Structured Pass Through Certificates, Series K152, Class X1, 0.952%, 1/25/2031(c)(e)	1,444,542
3,652,394	FHLMC Multifamily Structured Pass Through Certificates, Series KS01, Class X1, 1.574%, 1/25/2023(c)(e)	230,195
52,818,956	FHLMC Multifamily Structured Pass Through Certificates, Series KS03, Class X, 0.437%, 8/25/2025(c)(e)	977,647
4,000,000	Government National Mortgage Association, Series 2008-52, Class E, 6.041%, 8/16/2042(b)(c)	5,078,436
2,000,000	Government National Mortgage Association, Series 2008-80, Class E, 5.674%, 8/16/2042(c)	2,363,939
14,933,488	Government National Mortgage Association, Series 2014-101, Class IO, 0.899%, 4/16/2056(c)(e)	967,015
22,261,107	Government National Mortgage Association, Series 2014-86, Class IO, 0.873%, 4/16/2056(c)(e)	1,318,719
73,995,521	Government National Mortgage Association, Series 2015-146, Class IB, 0.870%, 7/16/2055(b)(c)(e)	4,701,113
18,041,960	Government National Mortgage Association, Series 2015-171, Class IO, 0.895%, 11/16/2055(c)(e)	1,294,754
27,781,072	Government National Mortgage Association, Series 2015-189, Class IG, IO, 0.934%, 1/16/2057(c)(e)	2,007,132
14,707,000	Government National Mortgage Association, Series 2015-68, Class IO, 0.848%, 7/16/2057(c)(e)	999,611
48,918,906	Government National Mortgage Association, Series 2015-70, Class IO, 1.119%, 12/16/2049(b)(c)(e)	3,570,772

		56,524,692

	Collateralized Mortgage Obligations – 21.3%
168,979	Federal Home Loan Mortgage Corp., REMIC, Series 1673, Class SE, 8.390%, 2/15/2024(c)(d)	190,710

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$ 143,620	Federal Home Loan Mortgage Corp., REMIC, Series 2060, Class ZA, 6.000%, 4/15/2028(b)	$163,389
1,509,062	Federal Home Loan Mortgage Corp., REMIC, Series 2626, Class SQ, 13.895%, 6/15/2023(c)	1,881,148
530,948	Federal Home Loan Mortgage Corp., REMIC, Series 2646, Class MH, 5.000%, 7/15/2033	569,918
255,898	Federal Home Loan Mortgage Corp., REMIC, Series 2649, Class IM, 7.000%, 7/15/2033(b)(d)(e)	63,258
311,698	Federal Home Loan Mortgage Corp., REMIC, Series 2725, Class SC, 8.390%, 11/15/2033(c)	339,666
5,137,500	Federal Home Loan Mortgage Corp., REMIC, Series 2882, Class TF, 0.692%, 10/15/2034(b)(c)	5,150,301
7,444,567	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035(b)	8,786,698
4,548,310	Federal Home Loan Mortgage Corp., REMIC, Series 3013, Class AS, 17.347%, 5/15/2035(c)	6,476,140
10,025,603	Federal Home Loan Mortgage Corp., REMIC, Series 3149, Class LS, 6.758%, 5/15/2036(b)(c)(e)	2,512,853
2,846,710	Federal Home Loan Mortgage Corp., REMIC, Series 3416, Class BI, 5.808%, 2/15/2038(c)(d)(e)	545,749
2,110,449	Federal Home Loan Mortgage Corp., REMIC, Series 3417, Class WS, 14.941%, 2/15/2038(c)	2,902,486
1,963,340	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, 3.405%, 6/15/2048(b)(c)	1,945,285
450,000	Federal Home Loan Mortgage Corp., REMIC, Series 3605, Class NC, 5.500%, 6/15/2037	523,075
2,261,085	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, 4.257%, 12/15/2036(b)(c)	2,387,363
1,990,700	Federal Home Loan Mortgage Corp., REMIC, Series 3752, Class KF, 0.942%, 12/15/2037(c)	2,000,918
2,287,967	Federal Home Loan Mortgage Corp., REMIC, Series 3785, Class LS, 9.016%, 1/15/2041(b)(c)	2,776,461
534,258	Federal Home Loan Mortgage Corp., REMIC, Series 3808, Class SH, 8.287%, 2/15/2041(c)	578,020
2,808,486	Federal Home Loan Mortgage Corp., REMIC, Series 3828, Class EF, 0.842%, 5/15/2037(b)(c)	2,819,313
1,626,861	Federal Home Loan Mortgage Corp., REMIC, Series 3866, Class DF, 1.892%, 5/15/2041(c)	1,633,976
1,800,000	Federal Home Loan Mortgage Corp., REMIC, Series 4041, Class ES, 21.790%, 8/15/2040(b)(c)	3,932,857
1,230,384	Federal Home Loan Mortgage Corp., REMIC, Series 4204, Class AF, 1.457%, 5/15/2043(c)	1,191,639
22,899,977	Federal Home Loan Mortgage Corp., REMIC, Series 4321, Class BS, 1.727%, 6/15/2039(c)(e)	1,414,683
800,000	Federal Home Loan Mortgage Corp., REMIC, Series 4395, Class PE, 2.500%, 4/15/2037	775,789
563,016	Federal Home Loan Mortgage Corp., REMIC, Series 4460, Class NT, 6.500%, 8/15/2043(c)	609,820
669,141	Federal Home Loan Mortgage Corp., REMIC, Series 4460, Class TN, 5.000%, 8/15/2043(c)	717,635
1,399,000	Federal Home Loan Mortgage Corp., REMIC, Series 4480, Class NB, 3.500%, 6/15/2045	1,553,190
838,242	Federal Home Loan Mortgage Corp., Series 224, Class IO, 6.000%, 3/01/2033(b)(d)(e)	159,963
1,814,622	Federal Home Loan Mortgage Corp., Series 3792, Class DF, 0.842%, 11/15/2040(c)	1,814,315

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$ 367,437	Federal National Mortgage Association, REMIC, Series 1996-45, Class SC, 6.797%, 1/25/2024(c)(d)(e)	$54,985
162,179	Federal National Mortgage Association, REMIC, Series 2003-26, Class OI, 5.500%, 11/25/2032(b)(d)(e)	1,398
207,222	Federal National Mortgage Association, REMIC, Series 2006-69, Class KI, 6.847%, 8/25/2036(c)(d)(e)	42,798
1,000,000	Federal National Mortgage Association, REMIC, Series 2008-35, Class CD, 4.500%, 5/25/2023(b)	1,043,550
2,807,967	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.536%, 8/25/2038(b)(c)	3,043,057
699,319	Federal National Mortgage Association, REMIC, Series 2008-87, Class LD, 4.676%, 11/25/2038(c)	756,704
1,672,877	Federal National Mortgage Association, REMIC, Series 2009-11, Class VP, 2.967%, 3/25/2039(b)(c)	1,740,459
165,584	Federal National Mortgage Association, REMIC, Series 2009-71, Class MB, 4.500%, 9/25/2024	177,029
550,270	Federal National Mortgage Association, REMIC, Series 2010-75, Class MT, 4.479%, 12/25/2039(c)	562,422
458,025	Federal National Mortgage Association, REMIC, Series 2011-100, Class SH, 7.243%, 11/25/2040(c)	586,450
1,500,000	Federal National Mortgage Association, REMIC, Series 2013-109, Class US, 11.042%, 7/25/2043(c)	1,981,864
939,818	Federal National Mortgage Association, REMIC, Series 2013-23, Class TS, 5.465%, 3/25/2043(c)	952,809
770,590	Federal National Mortgage Association, REMIC, Series 2013-26, Class SJ, 4.912%, 4/25/2033(c)	770,749
6,339,163	Federal National Mortgage Association, REMIC, Series 2013-34, Class PS, 5.697%, 8/25/2042(b)(c)(e)	1,268,244
3,872,884	Federal National Mortgage Association, REMIC, Series 2013-57, Class QF, 1.457%, 6/25/2043(b)(c)	3,719,994
2,783,707	Federal National Mortgage Association, REMIC, Series 2013-67, Class NF, 1.453%, 7/25/2043(b)(c)	2,678,236
267,651	Federal National Mortgage Association, REMIC, Series 2014-67, Class PT, 6.000%, 10/25/2044(c)	265,181
2,278,911	Federal National Mortgage Association, REMIC, Series 2015-1, Class SN, 6.000%, 7/25/2043(b)(c)	2,400,194
687,206	Federal National Mortgage Association, REMIC, Series 2015-55, Class KT, 5.500%, 5/25/2041(c)	767,489
3,072,652	Federal National Mortgage Association, REMIC, Series 2016-26, Class KL, 4.500%, 11/25/2042(b)(c)	3,188,043
2,455,000	Federal National Mortgage Association, REMIC, Series 2016-32, Class TG, 4.500%, 1/25/2043(b)(c)	2,519,787
1,075,044	Federal National Mortgage Association, Series 334, Class 11, 6.000%, 3/25/2033(b)(d)(e)	208,529
233,728	Federal National Mortgage Association, Series 334, Class 19, 7.000%, 2/25/2033(b)(c)(d)(e)	50,131
1,196,762	Federal National Mortgage Association, Series 339, Class 13, 6.000%, 6/25/2033(b)(d)(e)	279,623
223,605	Federal National Mortgage Association, Series 339, Class 7, 5.500%, 11/25/2033(b)(d)(e)	42,977
2,516,082	Federal National Mortgage Association, Series 356, Class 13, 5.500%, 6/25/2035(b)(d)(e)	555,048
1,019,117	Federal National Mortgage Association, Series 359, Class 17, 6.000%, 7/25/2035(b)(d)(e)	205,927
643,616	Federal National Mortgage Association, Series 374, Class 18, 6.500%, 8/25/2036(b)(d)(e)	130,316

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$ 1,313,132	Federal National Mortgage Association, Series 374, Class 20, 6.500%, 9/25/2036(b)(d)(e)	$265,812
595,495	Federal National Mortgage Association, Series 374, Class 22, 7.000%, 10/25/2036(b)(d)(e)	126,730
719,228	Federal National Mortgage Association, Series 374, Class 23, 7.000%, 10/25/2036(b)(d)(e)	163,163
841,903	Federal National Mortgage Association, Series 374, Class 24, 7.000%, 6/25/2037(b)(d)(e)	194,066
824,108	Federal National Mortgage Association, Series 381, Class 12, 6.000%, 11/25/2035(b)(d)(e)	150,916
391,822	Federal National Mortgage Association, Series 381, Class 13, 6.000%, 11/25/2035(b)(c)(d)(e)	68,582
569,949	Federal National Mortgage Association, Series 381, Class 18, 7.000%, 3/25/2037(b)(d)(e)	113,346
362,445	Federal National Mortgage Association, Series 381, Class 19, 7.000%, 3/25/2037(b)(c)(d)(e)	74,582
99,924	Federal National Mortgage Association, Series 383, Class 32, 6.000%, 1/25/2038(b)(d)(e)	18,274
2,993,177	Federal National Mortgage Association, Series 384, Class 20, 5.500%, 5/25/2036(b)(c)(d)(e)	522,057
1,002,428	Federal National Mortgage Association, Series 384, Class 31, 6.500%, 7/25/2037(b)(d)(e)	193,638
919,198	Federal National Mortgage Association, Series 384, Class 36, 7.000%, 7/25/2037(b)(c)(d)(e)	202,864
866,861	Federal National Mortgage Association, Series 384, Class 4, 4.500%, 9/25/2036(b)(c)(d)(e)	113,628
499,439	Federal National Mortgage Association, Series 385, Class 23, 7.000%, 7/25/2037(b)(d)(e)	96,141
82,309	Federal National Mortgage Association, Series 386, Class 25, 7.000%, 3/25/2038(c)(d)(e)	15,246
11,008,014	FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class X1, 1.526%, 12/25/2021(c)(e)	664,549
5,153,777	Government National Mortgage Association, Series 2006-46, Class IO, 0.429%, 4/16/2046(c)(d)(e)	80,151
5,254,422	Government National Mortgage Association, Series 2006-51, Class IO, 0.488%, 8/16/2046(b)(c)(d)(e)	176,494
14,822,684	Government National Mortgage Association, Series 2009-114, Class IO, 0.156%, 10/16/2049(c)(d)(e)	195,469
241,522	Government National Mortgage Association, Series 2009-65, Class NZ, 5.500%, 8/20/2039(d)	306,650
14,956,518	Government National Mortgage Association, Series 2010-124, Class X, 0.361%, 12/16/2052(b)(c)(d)(e)	296,368
408,066	Government National Mortgage Association, Series 2010-49, Class IA, 1.510%, 10/16/2052(c)(d)(e)	26,196
796,819	Government National Mortgage Association, Series 2010-H20, Class AF, 0.766%, 10/20/2060(c)	787,232
13,473,490	Government National Mortgage Association, Series 2011-119, Class IO, 0.841%, 8/16/2051(c)(e)	501,583
50,271,388	Government National Mortgage Association, Series 2011-121, Class IO, 0.878%, 6/16/2043(b)(c)(e)	1,415,481
29,041,351	Government National Mortgage Association, Series 2011-161, Class IO, 0.914%, 4/16/2045(c)(e)	1,068,919
11,624,913	Government National Mortgage Association, Series 2011-38, Class IO, 0.104%, 4/16/2053(b)(c)(d)(e)	270,001
4,178,468	Government National Mortgage Association, Series 2011-53, Class IO, 0.444%, 5/16/2051(b)(c)(d)(e)	139,781

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$ 1,393,981	Government National Mortgage Association, Series 2011-H01, Class AF, 0.886%, 11/20/2060(c)	$1,383,415
679,137	Government National Mortgage Association, Series 2011-H21, Class FT, 1.280%, 10/20/2061(c)	679,698
17,000,000	Government National Mortgage Association, Series 2012-100, Class IC, 1.369%, 9/16/2050(c)(e)	1,379,484
12,925,139	Government National Mortgage Association, Series 2012-111, Class IC, 1.269%, 9/16/2050(c)(e)	1,006,815
64,264,060	Government National Mortgage Association, Series 2012-142, Class IO, 1.080%, 4/16/2054(b)(c)(e)	3,382,391
23,416,551	Government National Mortgage Association, Series 2012-23, Class IO, 1.097%, 6/16/2053(b)(c)(d)(e)	953,700
41,946,281	Government National Mortgage Association, Series 2012-55, Class IO, 0.965%, 4/16/2052(b)(c)(e)	1,554,139
18,721,235	Government National Mortgage Association, Series 2012-70, Class IO, 0.588%, 8/16/2052(b)(c)(d)(e)	619,016
21,367,675	Government National Mortgage Association, Series 2012-79, Class IO, 0.879%, 3/16/2053(c)(e)	1,153,865
8,731,224	Government National Mortgage Association, Series 2012-H08, Class FA, 1.036%, 1/20/2062(b)(c)	8,717,095
2,547,634	Government National Mortgage Association, Series 2012-H20, Class BA, 0.996%, 9/20/2062(b)(c)	2,539,531
361,370	Government National Mortgage Association, Series 2012-H24, Class FE, 1.036%, 10/20/2062(c)	359,942
4,954,637	Government National Mortgage Association, Series 2012-H26, Class BA, 0.786%, 10/20/2062(b)(c)	4,894,637
3,037,826	Government National Mortgage Association, Series 2012-H30, Class GA, 0.786%, 12/20/2062(b)(c)	3,001,618
6,204,203	Government National Mortgage Association, Series 2013-175, Class IO, 0.815%, 5/16/2055(c)(d)(e)	283,869
24,936,121	Government National Mortgage Association, Series 2013-H16, Class AI, 1.621%, 7/20/2063(c)(e)	1,679,292
16,570,079	Government National Mortgage Association, Series 2013-H18, Class EI, 1.706%, 7/20/2063(c)(e)	1,335,383
2,969,875	Government National Mortgage Association, Series 2013-H18, Class JI, 1.387%, 8/20/2063(c)(d)(e)	166,443
330,496	Government National Mortgage Association, Series 2013-H22, Class FT, 1.230%, 4/20/2063(c)	333,650
46,427,640	Government National Mortgage Association, Series 2014-130, Class IB, 0.942%, 8/16/2054(b)(c)(e)	2,787,334
478,661	Government National Mortgage Association, Series 2014-160, Class ST, 6.500%, 10/20/2044(c)	478,459
44,487,017	Government National Mortgage Association, Series 2014-24, Class IX, 0.813%, 1/16/2054(b)(c)(e)	2,267,686
41,989,938	Government National Mortgage Association, Series 2014-70, Class IO, 1.213%, 3/16/2049(b)(c)(e)	2,593,072
15,976,337	Government National Mortgage Association, Series 2014-H03, Class FS, 1.086%, 2/20/2064(b)(c)	15,980,885
4,725,390	Government National Mortgage Association, Series 2014-H05, Class FB, 1.036%, 12/20/2063(b)(c)	4,716,168
3,974,132	Government National Mortgage Association, Series 2014-H06, Class FA, 1.006%, 3/20/2064(b)(c)	3,962,660
7,838,505	Government National Mortgage Association, Series 2014-H12, Class HZ, 4.605%, 6/20/2064(b)(c)	9,319,680
3,686,121	Government National Mortgage Association, Series 2014-H14, Class FA, 0.936%, 7/20/2064(b)(c)	3,660,513

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$ 2,716,373	Government National Mortgage Association, Series 2014-H15, Class FA, 0.936%, 7/20/2064(b)(c)	$2,695,406
190,620	Government National Mortgage Association, Series 2015-159, Class TC, 6.500%, 9/20/2045(c)(d)	187,535
1,639,119	Government National Mortgage Association, Series 2015-180, Class HT, 5.000%, 8/20/2045(c)	1,640,694
1,311,491	Government National Mortgage Association, Series 2015-180, Class TB, 5.000%, 9/20/2045(c)	1,315,531
2,820,918	Government National Mortgage Association, Series 2015-39, Class SN, 3.680%, 3/20/2045(b)(c)	2,958,371
199,543	Government National Mortgage Association, Series 2015-63, Class TB, 5.000%, 5/20/2045(c)(d)	196,158
6,689,737	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065(b)	6,747,231
2,333,630	Government National Mortgage Association, Series 2015-H29, Class FA, 1.136%, 10/20/2065(c)	2,334,928
102,709	Government National Mortgage Association, Series 2015-H29, Class HZ, 4.592%, 9/20/2065(c)(d)	123,551
1,731,532	Government National Mortgage Association, Series 2015-H30, Class FA, 1.116%, 8/20/2061(c)	1,730,537
1,770,000	Government National Mortgage Association, Series 2016-17, Class GT, 5.000%, 8/20/2045(c)	1,898,379
331,755	Government National Mortgage Association, Series 2016-9, Class SB, 8.769%, 10/20/2045(c)(d)	327,843
4,971,737	Government National Mortgage Association, Series 2016-H06, Class FC, 1.356%, 2/20/2066(b)(c)	4,994,921
5,985,579	Government National Mortgage Association, Series 2016-H10, Class FJ, 1.057%, 4/20/2066(b)(c)	5,983,494
3,038,827	Government National Mortgage Association, Series 2016-H13, Class FT, 1.020%, 5/20/2066	3,038,827

		212,022,376

	Hybrid ARMs – 1.8%
110,663	FHLMC, 2.539%, 1/01/2035(b)(c)	117,221
2,301,610	FHLMC, 2.659%, 6/01/2035(b)(c)	2,428,356
291,310	FHLMC, 2.679%, 1/01/2036(b)(c)	308,727
2,088,126	FHLMC, 3.069%, 2/01/2037(b)(c)	2,236,493
643,488	FNMA, 2.244%, 2/01/2037(b)(c)	669,568
240,062	FNMA, 2.295%, 10/01/2035(b)(c)	247,443
2,079,148	FNMA, 2.571%, 8/01/2038(b)(c)	2,200,438
1,035,816	FNMA, 2.585%, 9/01/2034(b)(c)	1,091,927
450,776	FNMA, 2.653%, 9/01/2036(b)(c)	478,015
2,724,573	FNMA, 2.686%, 6/01/2034(b)(c)	2,879,209
4,558,988	FNMA, 2.817%, 9/01/2037(b)(c)	4,815,577

		17,472,974

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – 47.7%
$ 2,241,649	Federal Home Loan Mortgage Corp., REMIC, Series 3417, Class VS, 16.481%, 2/15/2038(c)	$3,173,983
4,650,161	FHLMC, 3.500%, with various maturities from 2042 to 2046(b)(f)	4,924,869
881,520	FHLMC, 4.000%, 9/01/2045	944,081
87,467	FHLMC, 5.000%, 9/01/2035(b)	96,938
4,259,019	FNMA, 4.000%, with various maturities from 2041 to 2052(f)	4,575,340
2,024,207	FNMA, 4.500%, 5/01/2045	2,209,353
620,526	FNMA, 5.500%, 8/01/2034(b)	713,842
7,504	FNMA, 6.000%, 10/01/2034(b)	8,679
17,200,000	FNMA (TBA), 3.000%, 8/01/2046(g)	17,817,449
103,045,000	FNMA (TBA), 3.500%, 8/01/2046(g)	108,599,764
121,695,000	FNMA (TBA), 4.000%, 8/01/2046(g)	130,362,276
743,573	GNMA, 0.964%, 8/20/2063(c)	742,330
2,083,949	GNMA, 2.112%, 2/20/2061(c)	2,173,399
480,592	GNMA, 2.170%, 7/20/2060(c)	501,027
396,836	GNMA, 2.173%, 9/20/2060(c)	414,394
2,854,133	GNMA, 2.452%, 2/20/2063(b)(c)	3,004,818
1,270,252	GNMA, 2.804%, 6/20/2065(c)	1,368,165
1,746,348	GNMA, 4.444%, 5/20/2063	1,908,307
1,683,750	GNMA, 4.479%, 2/20/2062	1,789,036
2,176,392	GNMA, 4.487%, 4/20/2063	2,360,577
2,177,155	GNMA, 4.491%, 4/20/2063	2,371,614
1,811,104	GNMA, 4.506%, 1/20/2062	1,916,905
506,757	GNMA, 4.519%, 1/20/2063	549,014
3,209,114	GNMA, 4.521%, 12/20/2061(b)	3,394,372
961,478	GNMA, 4.524%, 7/20/2062	1,028,829
771,778	GNMA, 4.527%, 1/20/2064	829,978
4,609,611	GNMA, 4.533%, 6/20/2064(b)	5,216,166
1,166,081	GNMA, 4.534%, 6/20/2062	1,234,489

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – continued
$ 1,997,980	GNMA, 4.556%, with various maturities from 2061 to 2066(f)	$2,155,652
4,544,148	GNMA, 4.565%, 3/20/2062(b)	4,802,226
3,941,182	GNMA, 4.567%, 12/20/2064(b)	4,476,790
6,317,029	GNMA, 4.568%, 7/20/2065(b)	7,242,253
470,026	GNMA, 4.570%, 10/20/2061	494,591
915,061	GNMA, 4.576%, 9/20/2063	1,025,456
4,533,824	GNMA, 4.577%, 6/20/2063(b)	4,950,991
453,567	GNMA, 4.578%, 11/20/2061	477,219
946,597	GNMA, 4.600%, 10/20/2061	995,407
949,951	GNMA, 4.616%, 7/20/2062	1,018,820
957,349	GNMA, 4.626%, 6/20/2062	1,019,049
1,259,173	GNMA, 4.627%, 6/20/2061	1,322,916
626,912	GNMA, 4.630%, 3/20/2062	664,454
849,918	GNMA, 4.649%, 11/20/2063	958,754
2,734,082	GNMA, 4.654%, with various maturities from 2061 to 2062(f)	2,882,671
9,466,093	GNMA, 4.659%, 2/20/2062(b)	10,021,847
11,097,824	GNMA, 4.670%, 12/20/2061(b)	11,750,039
5,193,540	GNMA, 4.671%, 10/20/2061(b)	5,475,643
1,118,951	GNMA, 4.672%, 10/20/2064	1,276,811
638,749	GNMA, 4.684%, 1/20/2062	674,959
1,338,349	GNMA, 4.685%, 8/20/2061	1,399,070
1,846,349	GNMA, 4.689%, 5/20/2064	2,118,697
6,185,700	GNMA, 4.700%, with various maturities in 2061(b)(f)	6,494,147
590,512	GNMA, 4.709%, 12/20/2063	669,951
2,399,323	GNMA, 4.720%, 6/20/2061(b)	2,512,982
637,130	GNMA, 4.749%, 11/20/2063	675,591
3,386,581	GNMA, 4.767%, 7/20/2063(b)	3,584,856
854,052	GNMA, 4.798%, 5/20/2061	891,937

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – continued
$ 1,200,131	GNMA, 4.808%, 8/20/2062	$1,271,651
3,942,602	GNMA, 4.810%, 5/20/2061(b)	4,114,521
769,456	GNMA, 4.951%, 1/20/2062	826,595
213,699	GNMA, 5.500%, with various maturities in 2059(f)	220,126
1,015,909	GNMA, 6.514%, 5/20/2061	1,055,105
15,500,000	GNMA (TBA), 3.000%, 8/01/2046(g)	16,174,795
15,600,000	GNMA (TBA), 3.500%, 8/01/2046(g)	16,535,391
4,391,402	Government National Mortgage Association, Series 2012-H11, Class BA, 2.000%, 5/20/2062(b)	4,425,726
2,506,055	Government National Mortgage Association, Series 2013-H13, Class SI, 1.294%, 6/20/2063(c)(d)(e)	144,286
25,076,622	Government National Mortgage Association, Series 2014-H24, Class HI, 0.927%, 9/20/2064(c)(e)	1,089,266
12,216,611	Government National Mortgage Association, Series 2015-H01, Class XZ, 4.632%, 10/20/2064(b)(c)	14,958,305
17,728,728	Government National Mortgage Association, Series 2015-H04, Class FL, 0.906%, 2/20/2065(b)(c)	17,578,326
6,028,441	Government National Mortgage Association, Series 2015-H05, Class FA, 0.736%, 4/20/2061(b)(c)	5,977,282
2,651,784	Government National Mortgage Association, Series 2015-H12, Class FL, 0.666%, 5/20/2065(b)(c)	2,612,548
720,814	Government National Mortgage Association, Series 2015-H28, Class JZ, 5.026%, 3/20/2065(c)	826,450

		474,074,146

	Non-Agency Commercial Mortgage-Backed Securities – 22.5%
48,874	A10 Securitization LLC, Series 2013-1, Class A, 2.400%, 11/15/2025, 144A	48,866
709,357	A10 Securitization LLC, Series 2014-1, Class A1, 1.720%, 4/15/2033, 144A	705,128
1,263,749	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	1,300,715
819,430	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	834,243
3,177,805	CD Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049(b)	3,211,209
12,385,916	CDGJ Commercial Mortgage Trust Pass Through Certificates, Series 2014-BXCH, 1.842%, 12/15/2027, 144A(b)(c)	12,374,580
3,076,000	CGBAM Commercial Mortgage Trust, Series 2014-HD, Class B, 1.642%, 2/15/2031, 144A(c)	3,050,530
4,158,728	COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.484%, 4/15/2047(b)(c)	4,236,283
1,325,000	Commercial Mortgage Pass Through Certificates, Series 2012-CR2, Class A4, 3.147%, 8/15/2045	1,410,445
3,010,000	Commercial Mortgage Pass Through Certificates, Series 2014-BBG, Class A, 1.243%, 3/15/2029, 144A(b)(c)	2,958,425
1,220,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	1,259,161

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$ 2,670,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047(b)	$2,845,415
2,797,000	Commercial Mortgage Pass Through Certificates, Series 2014-FL4, Class AR4, 4.193%, 5/13/2031, 144A(c)(h)(k)	2,735,101
5,380,000	Commercial Mortgage Pass Through Certificates, Series 2014-FL5, Class SV1, 2.285%, 10/15/2031, 144A(c)(h)(k)	5,374,647
8,255,000	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class A5, 3.765%, 2/10/2049(b)	9,020,879
5,250,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049(b)(c)	5,313,514
5,108,771	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.890%, 6/15/2039(b)(c)	5,197,237
1,360,596	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 6.138%, 9/15/2039(c)	1,404,349
8,231,550	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040(b)(c)	8,512,311
4,108,000	Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3, 6.268%, 2/15/2041(b)(c)	4,274,248
3,400,000	Extended Stay America Trust, Series 2013-ESH7, Class D7, 4.171%, 12/05/2031, 144A(c)	3,415,830
2,614,398	GP Portfolio Trust, Series 2014-GPP, Class A, 1.392%, 2/15/2027, 144A(b)(c)	2,596,337
10,879,521	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049(b)	11,297,747
7,295,468	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039(b)	7,362,517
5,200,000	GS Mortgage Securities Corp. II, Series 2013-KING, Class C, 3.550%, 12/10/2027, 144A(b)(c)	5,289,423
5,775,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033, 144A(b)(c)	6,115,357
10,903,134	GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.988%, 8/10/2045(b)(c)	11,171,206
3,461,000	GS Mortgage Securities Trust, Series 2013-GC16, Class B, 5.161%, 11/10/2046(b)	3,957,647
3,205,000	GS Mortgage Securities Trust, Series 2014-GC20, Class A3, 3.680%, 4/10/2047(b)	3,464,195
6,465,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-CBM, Class A, 1.342%, 10/15/2029, 144A(b)(c)	6,412,727
431,376	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A4, 5.814%, 6/12/2043(b)(c)	430,804
2,733,464	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.440%, 6/12/2047(b)	2,774,999
2,482,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 5.927%, 6/15/2049(c)	2,526,634
1,077,383	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	1,093,527
1,628,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047	1,756,998
3,445,097	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class A, 1.422%, 7/15/2031, 144A(b)(c)	3,439,216
3,025,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class D, 4.942%, 7/15/2036, 144A(b)(c)	2,998,502

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$ 3,797,606	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.378%, 8/12/2048(b)	$3,837,911
7,525,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051(b)(c)	7,646,744
6,386,344	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 9/12/2049(b)	6,643,063
3,390,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 2/15/2047(b)	3,610,733
6,511,669	Morgan Stanley Capital I, Series 2007-HQ13, Class A3, 5.569%, 12/15/2044(b)	6,735,457
9,130,000	Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049(b)(c)	9,301,449
1,000,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.647%, 6/15/2044, 144A(c)	1,049,888
3,475,000	RBS Commercial Funding, Inc., Trust, Series 2013-SMV, Class C, 3.704%, 3/11/2031, 144A(c)	3,491,543
680,000	SCG Trust, Series 2013-SRP1, Class A, 1.842%, 11/15/2026, 144A(c)	678,978
905,000	SCG Trust, Series 2013-SRP1, Class B, 2.942%, 11/15/2026, 144A(c)	886,250
2,100,000	Starwood Retail Property Trust, Inc., 1.662%, 11/15/2027, 144A(c)	2,076,122
6,500,000	Starwood Retail Property Trust, Inc., 2.092%, 11/15/2027, 144A(b)(c)	6,354,505
2,420,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043(b)	2,458,523
6,748,405	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.678%, 5/15/2046(b)	6,949,201
4,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class ASB, 3.400%, 6/15/2048(b)	4,270,418
4,632,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ABS, 3.638%, 5/15/2047(b)	5,009,490

		223,171,227

	Total Bonds and Notes (Identified Cost $1,230,555,143)	1,230,854,910

Short-Term Investments – 4.4%
25,000,000	Federal Home Loan Bank Discount Notes, 0.390%, 10/03/2016(i)	24,976,500
18,973,349	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2016 at 0.030% to be repurchased at $18,973,364 on 7/01/2016 collateralized by $18,700,000 U.S. Treasury Note, 1.750% due 9/30/2022 valued at $19,354,500 including accrued interest(j)	18,973,349

	Total Short-Term Investments (Identified Cost $43,947,890)	43,949,849

	Total Investments – 128.4% (Identified Cost $1,274,503,033)(a)	1,274,804,759
	Other assets less liabilities – (28.4)%	(282,107,538)

	Net Assets – 100.0%	$992,697,221

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of June 30, 2016, securities of the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$8,109,748	0.8%	$10,796,575	1.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At June 30, 2016, the net unrealized appreciation on investments based on a cost of $1,274,503,033 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$20,671,550
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(20,369,824)

Net unrealized appreciation	$301,726

At September 30, 2015, the Fund had a long-term capital loss carryforward of $11,377,584 with no expiration date. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts or TBA transactions.
(c)	Variable rate security. Rate as of June 30, 2016 is disclosed.
(d)	Fair valued by the Fund’s adviser. At June 30, 2016, the value of these securities amounted to $10,796,575 or 1.1% of net assets. (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(f)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(g)	When-issued/delayed delivery. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund take delivery of the security. No interest accrues to the Fund until the transaction settles. Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s NAV as if the Fund’s had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(h)	Illiquid security.
(i)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(j)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2016, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(k)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2016, the value of these securities amounted to $8,109,748 or 0.8% of net assets.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the value of Rule 144A holdings amounted to $247,472,579 or 24.9% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At June 30, 2016, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	9/21/2016	337	$44,815,734	$1,222,442
30 Year U.S. Treasury Bond	9/21/2016	61	10,512,969	589,384
Ultra Long U.S. Treasury Bond	9/21/2016	56	10,437,000	668,383

Total				$2,480,209

At June 30, 2016, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	9/30/2016	273	$59,876,578	$(418,531)
5 Year U.S. Treasury Note	9/30/2016	551	67,312,399	(1,244,686)

Total				$(1,663,217)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Home Equity	$—	$32,140,011	$1,452,607	(a)	$33,592,618
ABS Other	—	42,449,721	1,097,049	(b)	43,546,770
Collateralized Mortgage Obligations	—	196,769,192	15,253,184	(c)	212,022,376
Mortgage Related	—	472,840,594	1,233,552	(d)	474,074,146
Non-Agency Commercial Mortgage-Backed Securities	—	217,796,580	5,374,647	(b)	223,171,227
All Other Bonds and Notes*	—	244,447,773	—		244,447,773

Total Bonds and Notes	—	1,206,443,871	24,411,039		1,230,854,910

Short-Term Investments	—	43,949,849	—		43,949,849
Futures Contracts (unrealized appreciation)	2,480,209	—	—		2,480,209

Total	$2,480,209	$1,250,393,720	$24,411,039		$1,277,284,968

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(1,663,217)	$—	$—	$(1,663,217)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.
(b)	Valued using broker-dealer bid prices of which the inputs are unobservable to the Fund.
(c)	Valued using broker-dealer bid prices of which the inputs are unobservable to the Fund ($6,053,502) or fair valued by the Fund’s adviser ($9,199,682).
(d)	Valued using broker-dealer bid prices of which the inputs are unobservable to the Fund ($1,089,266) or fair valued by the Fund’s adviser ($144,286).

The significant unobservable inputs used for those securities fair valued by the adviser and categorized in Level 3 as of June 30, 2016, were as follows:

Description	Valuation Technique(s)	Unobservable Input	Unobservable Input Value(s)	Value
Bonds and Notes
ABS Home Equity	Market Discount	Discount Rate[1]	1.12 – 2.55%	$1,452,607
Collateralized Mortgage Obligations	Market Discount	Discount Rate[1]	2.00 – 3.00%	9,199,682
Mortgage Related	Market Discount	Discount Rate[1]	2.00%	144,286

Total				$10,796,575

[1]	Securities are valued using a discount to the “round lot” price for the same security. The significant unobservable input used in the fair value measurement is the discount rate. A significant change in the discount rate could have a material effect on the fair value measurement. There is an inverse relationship between the discount rate and the fair value measurement, meaning a significant increase in the discount rate would result in a lower fair value measurement, and vice versa.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2015 and/or June 30, 2016:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2016
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$1,902,944	$—	$—	$—	$—	$—	$—	$(1,902,944)	$—	$—
ABS Home Equity	1,971,905	—	66,388	(96,764)	—	(488,922)	—	—	1,452,607	(10,730)
ABS Other	10,620,593	—	2,281	(24,953)	—	(330,126)	—	(9,170,746)	1,097,049	(16,933)
Collateralized Mortgage Obligations	3,673,400	—	(2,454,668)	(292,532)	4,347,497	(877,299)	10,856,786	—	15,253,184	(292,534)
Mortgage Related	1,477,722	—	(61,747)	(182,423)	—	—	—	—	1,233,552	(182,423)
Non-Agency Commercial Mortgage-Backed Securities	5,376,412	—	—	(1,765)	—	—	—	—	5,374,647	(1,765)

Total	$25,022,976	$—	$(2,447,746)	$(598,437)	$4,347,497	$(1,696,347)	$10,856,786	$(11,073,690)	$24,411,039	$(504,385)

Debt securities valued at $11,073,690 were transferred from Level 3 to Level 2 during the period ended June 30, 2016. At September 30, 2015, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At June 30, 2016, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Debt securities valued at $10,856,786 were transferred from Level 2 to Level 3 during the period ended June 30, 2016. At September 30, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2016, these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage its duration without having to buy or sell portfolio securities. During the period ended June 30, 2016, the Fund used futures contracts to manage duration and to hedge against changes in interest rates.

The following is a summary of derivative instruments for the Fund, as of June 30, 2016:

Assets	Unrealized appreciation on futures contracts
Exchange traded/cleared asset derivatives Interest rate contracts	$2,480,209

Liabilities	Unrealized depreciation on futures contracts
Exchange traded/cleared liability derivatives Interest rate contracts	$(1,663,217)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of June 30, 2016:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$910,000	$910,000

Industry Summary at June 30, 2016 (Unaudited)

Mortgage Related	47.7%
Non-Agency Commercial Mortgage-Backed Securities	22.5
Collateralized Mortgage Obligations	21.3
ABS Car Loan	12.9
Agency Commercial Mortgage-Backed Securities	5.7
ABS Other	4.4
ABS Home Equity	3.4
ABS Student Loan	2.5
Other Investments, less than 2% each	3.6
Short-Term Investments	4.4

Total Investments	128.4
Other assets less liabilities (including futures contracts)	(28.4)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2016 (Unaudited)

Loomis Sayles Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks – 98.2% of Net Assets

	Aerospace & Defense – 2.2%
271,622	Aerojet Rocketdyne Holdings, Inc.(b)	$4,965,250
287,222	BWX Technologies, Inc.	10,273,931
375,876	DigitalGlobe, Inc.(b)	8,039,988

		23,279,169

	Auto Components – 1.3%
401,308	Fox Factory Holding Corp.(b)	6,970,720
327,526	Horizon Global Corp.(b)	3,717,420
67,274	Tenneco, Inc.(b)	3,135,641

		13,823,781

	Banks – 17.0%
442,810	BancorpSouth, Inc.	10,047,359
168,672	Bank of the Ozarks, Inc.	6,328,573
271,748	Bryn Mawr Bank Corp.	7,935,042
474,290	Cathay General Bancorp	13,374,978
560,734	CVB Financial Corp.	9,190,430
569,745	First Financial Bancorp	11,081,540
265,484	First Financial Bankshares, Inc.	8,705,220
432,406	Home BancShares, Inc.	8,557,315
182,679	IBERIABANK Corp.	10,911,417
176,840	LegacyTexas Financial Group, Inc.	4,758,764
260,649	PacWest Bancorp	10,368,617
186,760	Pinnacle Financial Partners, Inc.	9,123,226
299,752	Popular, Inc.	8,782,734
234,817	Prosperity Bancshares, Inc.	11,973,319
104,933	Signature Bank(b)	13,108,230
572,446	Talmer Bancorp, Inc., Class A	10,973,790
129,831	Texas Capital Bancshares, Inc.(b)	6,070,898
268,621	Triumph Bancorp, Inc.(b)	4,297,936
238,400	Wintrust Financial Corp.	12,158,400

		177,747,788

	Beverages – 0.9%
698,960	Cott Corp.	9,757,482

	Building Products – 2.1%
48,998	Apogee Enterprises, Inc.	2,271,057
29,727	Armstrong Flooring, Inc.(b)	503,873
161,754	Armstrong World Industries, Inc.(b)	6,332,669
117,224	Masonite International Corp.(b)	7,753,195
78,112	Patrick Industries, Inc.(b)	4,709,373

		21,570,167

	Capital Markets – 0.6%
201,878	Stifel Financial Corp.(b)	6,349,063

	Chemicals – 1.3%
126,292	Cabot Corp.	5,766,493

Shares	Description	Value (†)
Common Stocks – continued
	Chemicals – continued
143,561	Minerals Technologies, Inc.	$8,154,265

		13,920,758

	Commercial Services & Supplies – 3.7%
98,904	Clean Harbors, Inc.(b)	5,153,888
315,742	KAR Auction Services, Inc.	13,179,071
310,098	Kimball International, Inc.	3,528,915
107,400	Knoll, Inc.	2,607,672
251,150	Viad Corp.	7,785,650
305,955	West Corp.	6,015,075

		38,270,271

	Communications Equipment – 1.6%
255,856	ARRIS International PLC(b)	5,362,742
400,785	Calix, Inc.(b)	2,769,425
361,458	Digi International, Inc.(b)	3,878,444
746,497	Viavi Solutions, Inc.(b)	4,949,275

		16,959,886

	Construction & Engineering – 1.0%
139,613	Argan, Inc.	5,824,654
209,620	MYR Group, Inc.(b)	5,047,650

		10,872,304

	Construction Materials – 0.8%
233,274	Summit Materials, Inc., Class A(b)	4,772,786
62,925	U.S. Concrete, Inc.(b)	3,832,762

		8,605,548

	Consumer Finance – 0.2%
104,366	PRA Group, Inc.(b)	2,519,395

	Distributors – 1.0%
212,862	Core-Mark Holding Co., Inc.	9,974,713

	Diversified Consumer Services – 0.4%
292,089	Houghton Mifflin Harcourt Co.(b)	4,565,351

	Diversified Financial Services – 1.2%
607,191	FNFV Group(b)	6,964,481
38,534	MarketAxess Holdings, Inc.	5,602,843

		12,567,324

	Electric Utilities – 1.3%
211,336	ALLETE, Inc.	13,658,646

	Electrical Equipment – 1.1%
47,827	AZZ, Inc.	2,868,664
298,409	Babcock & Wilcox Enterprises, Inc.(b)	4,383,628
64,749	EnerSys	3,850,623

		11,102,915

	Electronic Equipment, Instruments & Components – 5.2%
128,238	Belden, Inc.	7,741,728
273,913	II-VI, Inc.(b)	5,138,608

Shares	Description	Value (†)
Common Stocks – continued

	Electronic Equipment, Instruments & Components – continued
87,527	Kimball Electronics, Inc.(b)	$1,089,711
130,307	Littelfuse, Inc.	15,400,984
224,806	Methode Electronics, Inc.	7,695,109
126,399	Rogers Corp.(b)	7,722,979
153,848	VeriFone Systems, Inc.(b)	2,852,342
328,817	Vishay Intertechnology, Inc.	4,074,043
45,821	Zebra Technologies Corp., Class A(b)	2,295,632

		54,011,136

	Energy Equipment & Services – 2.2%
158,279	Bristow Group, Inc.	1,805,963
252,569	Natural Gas Services Group, Inc.(b)	5,783,830
343,132	RPC, Inc.(b)	5,328,840
290,915	U.S. Silica Holdings, Inc.	10,027,840

		22,946,473

	Food & Staples Retailing – 0.8%
290,761	SpartanNash Co.	8,891,471

	Food Products – 2.5%
394,801	Darling Ingredients, Inc.(b)	5,882,535
28,478	J&J Snack Foods Corp.	3,396,571
206,945	Post Holdings, Inc.(b)	17,112,282

		26,391,388

	Health Care Equipment & Supplies – 2.0%
75,604	Cynosure, Inc., Class A(b)	3,677,757
221,646	Halyard Health, Inc.(b)	7,207,928
170,898	SurModics, Inc.(b)	4,012,685
35,382	Teleflex, Inc.	6,273,582

		21,171,952

	Health Care Providers & Services – 1.3%
277,128	PharMerica Corp.(b)	6,833,976
59,299	WellCare Health Plans, Inc.(b)	6,361,597

		13,195,573

	Hotels, Restaurants & Leisure – 4.6%
345,305	Carrols Restaurant Group, Inc.(b)	4,109,129
80,236	Churchill Downs, Inc.	10,138,621
26,119	Cracker Barrel Old Country Store, Inc.	4,478,625
171,951	Del Frisco’s Restaurant Group, Inc.(b)	2,462,338
177,621	Diamond Resorts International, Inc.(b)	5,321,525
150,372	J. Alexander’s Holdings, Inc.(b)	1,493,194
137,191	Marriott Vacations Worldwide Corp.	9,396,212
184,939	Six Flags Entertainment Corp.	10,717,215

		48,116,859

	Household Durables – 0.8%
79,239	Helen of Troy Ltd.(b)	8,148,939

	Household Products – 0.3%
267,854	HRG Group, Inc.(b)	3,677,635

Shares	Description	Value (†)
Common Stocks – continued

	Industrial Conglomerates – 0.6%
335,352	Raven Industries, Inc.	$6,351,567

	Insurance – 3.2%
131,575	Atlas Financial Holdings, Inc.(b)	2,265,722
390,842	Employers Holdings, Inc.	11,342,235
181,171	ProAssurance Corp.	9,701,707
101,758	Reinsurance Group of America, Inc., Class A	9,869,508

		33,179,172

	Internet & Catalog Retail – 1.8%
546,746	1-800-Flowers.com, Inc., Class A(b)	4,931,649
123,622	HSN, Inc.	6,048,824
211,838	Liberty Ventures, Series A(b)	7,852,835

		18,833,308

	Internet Software & Services – 0.3%
56,009	IAC/InterActiveCorp	3,153,307

	IT Services – 4.9%
321,390	Booz Allen Hamilton Holding Corp.	9,525,999
124,449	CSG Systems International, Inc.	5,016,539
95,086	DST Systems, Inc.	11,070,863
144,019	Euronet Worldwide, Inc.(b)	9,964,675
340,631	Perficient, Inc.(b)	6,918,216
99,318	WEX, Inc.(b)	8,806,527

		51,302,819

	Life Sciences Tools & Services – 1.3%
354,111	Albany Molecular Research, Inc.(b)	4,759,252
324,561	VWR Corp.(b)	9,379,813

		14,139,065

	Machinery – 3.8%
76,178	Alamo Group, Inc.	5,025,463
179,753	Albany International Corp., Class A	7,177,537
94,921	Altra Industrial Motion Corp.	2,560,969
173,848	John Bean Technologies Corp.	10,642,974
143,818	RBC Bearings, Inc.(b)	10,426,805
233,633	TriMas Corp.(b)	4,205,394

		40,039,142

	Marine – 0.5%
82,134	Kirby Corp.(b)	5,124,340

	Media – 3.3%
74,384	Carmike Cinemas, Inc.(b)	2,240,446
508,029	E.W. Scripps Co. (The), Class A(b)	8,047,180
140,806	John Wiley & Sons, Inc., Class A	7,347,257
549,516	National CineMedia, Inc.	8,506,508
454,933	New Media Investment Group, Inc.	8,220,639

		34,362,030

	Metals & Mining – 0.9%
533,675	Ferroglobe PLC	4,594,942

Shares	Description	Value (†)
Common Stocks – continued

	Metals & Mining – continued
142,527	Haynes International, Inc.	$4,572,266

		9,167,208

	Multi-Utilities – 1.1%
190,397	NorthWestern Corp.	12,008,339

	Oil, Gas & Consumable Fuels – 1.6%
245,516	Delek U.S. Holdings, Inc.	3,243,266
358,106	QEP Resources, Inc.	6,313,409
1,048,814	Synergy Resources Corp.(b)	6,985,101

		16,541,776

	Pharmaceuticals – 0.9%
146,810	Akorn, Inc.(b)	4,181,883
219,347	Catalent, Inc.(b)	5,042,787

		9,224,670

	Professional Services – 1.2%
145,553	FTI Consulting, Inc.(b)	5,921,096
80,811	Insperity, Inc.	6,241,034

		12,162,130

	REITs - Apartments – 2.2%
188,679	American Campus Communities, Inc.	9,975,459
120,670	Mid-America Apartment Communities, Inc.	12,839,288

		22,814,747

	REITs - Health Care – 0.6%
83,087	Omega Healthcare Investors, Inc.	2,820,804
180,564	Sabra Healthcare REIT, Inc.	3,725,938

		6,546,742

	REITs - Hotels – 0.5%
298,295	Hersha Hospitality Trust	5,115,759

	REITs - Shopping Centers – 1.4%
666,985	Retail Opportunity Investments Corp.	14,453,565

	REITs - Single Tenant – 0.8%
167,884	National Retail Properties, Inc.	8,682,960

	REITs - Storage – 2.0%
369,795	CubeSmart	11,419,269
93,267	Sovran Self Storage, Inc.	9,785,574

		21,204,843

	Road & Rail – 1.6%
110,195	Avis Budget Group, Inc.(b)	3,551,585
99,284	Genesee & Wyoming, Inc., Class A(b)	5,852,792
114,466	Old Dominion Freight Line, Inc.(b)	6,903,444

		16,307,821

	Semiconductors & Semiconductor Equipment – 1.9%
228,378	Advanced Energy Industries, Inc.(b)	8,669,229
139,418	Semtech Corp.(b)	3,326,513

Shares	Description	Value (†)
Common Stocks – continued

	Semiconductors & Semiconductor Equipment – continued
386,510	Teradyne, Inc.	$7,610,382

		19,606,124

	Software – 1.2%
230,647	Synchronoss Technologies, Inc.(b)	7,348,413
153,981	Verint Systems, Inc.(b)	5,101,391

		12,449,804

	Specialty Retail – 2.1%
406,364	Barnes & Noble, Inc.	4,612,232
152,955	Genesco, Inc.(b)	9,836,536
178,606	MarineMax, Inc.(b)	3,030,944
169,735	Sally Beauty Holdings, Inc.(b)	4,991,906

		22,471,618

	Thrifts & Mortgage Finance – 0.5%
138,484	Federal Agricultural Mortgage Corp., Class C	4,822,013

	Transportation Infrastructure – 0.6%
87,631	Macquarie Infrastructure Corp.	6,489,076

	Total Common Stocks (Identified Cost $752,642,413)	1,028,649,932

Closed-End Investment Companies – 0.6%
486,012	Hercules Capital, Inc. (Identified Cost $6,305,502)	6,036,269

Principal Amount
Short-Term Investments – 1.4%
$ 15,149,728	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2016 at 0.030% to be repurchased at $15,149,741 on 7/01/2016 collateralized by $14,935,000 U.S. Treasury Note, 1.750% due 9/30/2022 valued at $15,457,725 including accrued interest(c) (Identified Cost $15,149,728)	15,149,728

	Total Investments – 100.2% (Identified Cost $774,097,643)(a)	1,049,835,929
	Other assets less liabilities – (0.2)%	(2,418,563)

	Net Assets – 100.0%	$1,047,417,366

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At June 30, 2016, the net unrealized appreciation on investments based on a cost of $774,097,643 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$317,261,412
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(41,523,126)

Net unrealized appreciation	$275,738,286

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2016, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,028,649,932	$—	$—	$1,028,649,932
Closed-End Investment Companies	6,036,269	—	—	6,036,269
Short-Term Investments	—	15,149,728	—	15,149,728

Total	$1,034,686,201	$15,149,728	$—	$1,049,835,929

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended June 30, 2016, there were no transfers among Levels 1, 2 and 3.

Industry Summary at June 30, 2016 (Unaudited)

Banks	17.0%
Electronic Equipment, Instruments & Components	5.2
IT Services	4.9
Hotels, Restaurants & Leisure	4.6
Machinery	3.8
Commercial Services & Supplies	3.7
Media	3.3
Insurance	3.2
Food Products	2.5
Aerospace & Defense	2.2
Energy Equipment & Services	2.2
REITs - Apartments	2.2
Specialty Retail	2.1
Building Products	2.1
REITs - Storage	2.0
Health Care Equipment & Supplies	2.0
Other Investments, less than 2% each	35.8
Short-Term Investments	1.4

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds I

By:	/s/ Kevin Charleston
Name:	Kevin Charleston
Title:	President and Chief Executive Officer

Date:	August 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin Charleston
Name:	Kevin Charleston
Title:	President and Chief Executive Officer

Date:	August 23, 2016

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer

Date:	August 23, 2016